     As filed with the Securities and Exchange Commission on April 29, 1999.

                                                      Registration No. 333-66303


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM S-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 1

                            SEPARATE ACCOUNT THREE OF
               THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                           (Exact name of Registrant)
               THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                               (Name of Depositor)
                             500 N. Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                               James D. Gallagher
                            Vice President, Secretary
                               and General Counsel
                    The Manufacturers Life Insurance Company
                                   of America
                                73 Tremont Street
                                Boston, MA 02108
                     (Name and Address of Agent for Service)

                                    Copy to:
                              J. Sumner Jones, Esq.
                              Jones & Blouch L.L.P.
                        1025 Thomas Jefferson Street, NW
                              Washington, DC 20007

It is proposed that this filing will become effective:
_____ immediately upon filing pursuant to paragraph (b) of Rule 485
__X__ on May 1, 1999 pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on [date] pursuant to paragraph (a)(1) of Rule 485
_____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America
                       Registration Statement on Form S-6
                              Cross-Reference Sheet

FORM

N-8B-2

ITEM NO.          CAPTION IN PROSPECTUS
1                 Cover Page; General Information About Manufacturers (Separate
                  Account Three)

2                 Cover Page; General Information About Manufacturers
                  (Manufacturers Life of America)

3                 *

4                 Other Information (Distribution of the Policy)

5                 General Information About Manufacturers Life (Separate Account
                  Three)

6                 General Information About Manufacturers (Separate Account
                  Three)

7                 *

8                 *

9                 Other Information (Litigation)

10                Death Benefits; Premium Payments; Charges and Deductions;
                  Policy Value; Policy Loans; Policy Surrender and Partial
                  Withdrawals; Lapse and Reinstatement; Other Provisions of the
                  Policy; Other Information

11                General Information About Manufacturers (Manufacturers
                  Investment Trust)

12                General Information About Manufacturers (Manufacturers
                  Investment Trust)

13                Charges and Deductions

14                Issuing A Policy; Other Information (Responsibilities Assumed
                  By Manufacturers Life)

15                Issuing A Policy

16                **

17                Policy Surrender and Partial Withdrawals

18                General Information About Manufacturers

19                Other Information (Reports to Policyholders; Responsibilities
                  Assumed By Manufacturers Life)

20                *

21                Policy Loans

22                *

23                **

24                Other Provisions of the Policy

25                General Information About Manufacturers (Manufacturers Life of
                  America)

26                *

27                **

28                Other Information (Officers and Directors)

29                General Information About Manufacturers (Manufacturers Life of
                  America)

30                *

31                *

32                *

33                *

34                *

35                **

36                *

37                *

38                Other Information (Distribution of the Policies;
                  Responsibilities of Manufacturers Life)

39                Other Information (Distribution of the Policies)

40                *

41                **

42                *

43                *

44                Policy Values --Determination of Policy Value; Units and Unit
                  Values)

45                *

46                Policy Surrender and Partial Withdrawals; Other Information --
                  Payment of Proceeds)

47                General Information About Manufacturers (Manufacturers
                  Investment Trust)

48                *

49                *

50                General Information About Manufacturers

51 Issuing a Policy; Death Benefits; Premium Payments; Charges and Deductions; Policy Value; Policy Loans; Policy Surrender and Partial Withdrawals; Lapse and Reinstatement; Other Policy
                  Provisions

52                Other Information (Substitution of Portfolio Shares)

53                **

54                *

55                *

56                *

57                *

58                *

59                Financial Statements

*  Omitted since answer is negative or item is not applicable.
** Omitted.

         PROSPECTUS
         THE MANUFACTURERS LIFE INSURANCE
         COMPANY OF AMERICA
         SEPARATE ACCOUNT THREE
         VENTURE SURVIVORSHIP VUL
         FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY

This prospectus describes Survivorship VUL, a flexible premium survivorship variable universal life insurance policy (the "Policy") offered by The Manufacturers Life Insurance Company of America (the "Company" or "Manufacturers Life Of America"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manufacturers Life").

The Policy is designed to provide lifetime insurance protection together with flexibility as to the timing and amount of premium payments, the investments underlying the Policy Value, and the amount of insurance coverage. This flexibility allows the policyowner to pay premiums and adjust insurance coverage in light of his or her current financial circumstances and insurance needs.

The Policy provides for:

(1) a Net Cash Surrender Value that can be obtained by surrendering the Policy;
(2) policy loans and partial withdrawals; and
(3) an insurance benefit payable at the death of the last-to-die of the Lives Insured.

Unless the No-Lapse Guarantee is in effect, the Policy will remain in force so long as the Net Cash Surrender Value is sufficient to cover charges assessed against the Policy. If the No-Lapse Guarantee is in effect, the Policy will remain in force as long as the No-Lapse Guarantee Cumulative Premium Test has been met.

Policy Value may be accumulated on a fixed basis or vary with the investment performance of the sub-accounts of Manufacturer Life of America's Separate Account Three (the "Separate Account") to which the policyowner allocates net premiums. The assets of each sub-account will be used to purchase shares of a particular investment portfolio (a "Portfolio") of Manufacturers Investment Trust (the "Trust"). The accompanying prospectus for the Trust, and the corresponding statement of additional information, describe the investment objectives of the Portfolios. The Portfolios available for allocation of Net Premiums are shown in the Policy Summary under "Investment Options and Investment Advisers." Other sub-accounts and Portfolios may be added in the future.

BECAUSE OF THE SUBSTANTIAL NATURE OF THE SURRENDER CHARGES, THE POLICY IS NOT SUITABLE FOR SHORT-TERM INVESTMENT PURPOSES. ALSO, PROSPECTIVE PURCHASERS SHOULD NOTE THAT IT MAY NOT BE ADVISABLE TO PURCHASE A POLICY AS A REPLACEMENT FOR EXISTING INSURANCE.

The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the Commission.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE TRUST.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


               The Manufacturers Life Insurance Company of America
                            500 North Woodward Avenue
                        Bloomfield Hills, Michigan 48304


The date of this Prospectus is May 1, 1999.

                      [This page intentionally left blank]

TABLE OF CONTENTS


Cover Page..............................................................................................
Table of Contents.......................................................................................
Definitions.............................................................................................
Policy Summary..........................................................................................
  General...............................................................................................
  Death Benefits........................................................................................
  Premiums..............................................................................................
  Policy Value..........................................................................................
  Policy Loans..........................................................................................
  Surrender and Partial Withdrawals.....................................................................
  Lapse and Reinstatement...............................................................................
  Charges and Deductions................................................................................
  Investment Options and Investment Advisers............................................................
  Table of Charges and Deductions.......................................................................
  Table of Investment Management Fees and Expenses......................................................
  Table of Investment Options and Investment Advisers...................................................
General Information about Manufacturers.................................................................
  Manufacturers Life of America.........................................................................
  Separate Account Three................................................................................
  Manufacturers Investment Trust........................................................................
  Investment Objectives of the Portfolios...............................................................
Issuing A Policy........................................................................................
  Requirements..........................................................................................
  Temporary Insurance Agreement.........................................................................
  Right to Examine the Policy...........................................................................
Death Benefits..........................................................................................
  Life Insurance Qualification..........................................................................
  Death Benefit Options.................................................................................
  Changing the Face Amount..............................................................................
Premium Payments........................................................................................
  Initial Premiums......................................................................................
  Subsequent Premiums...................................................................................
  Maximum Premium Limitation............................................................................
  Premium Allocation....................................................................................
Charges and Deductions..................................................................................
  Amount Deducted from Premium..........................................................................
  Surrender Charges.....................................................................................
  Monthly Charges.......................................................................................
  Charges for Transfers.................................................................................
  Reduction in Charges..................................................................................
Special Provisions for Exchanges........................................................................
Company Tax Considerations..............................................................................
Policy Value............................................................................................
  Determination of the Policy Value.....................................................................
  Units and Unit Values.................................................................................
  Transfers of Policy Value.............................................................................
Policy Loans............................................................................................
  Effect of Policy Loan.................................................................................
  Interest Charged on Policy Loans......................................................................
  Loan Account..........................................................................................

Policy Surrender and Partial Withdrawals................................................................
  Policy Surrender......................................................................................
  Partial Withdrawals...................................................................................
Lapse and Reinstatement.................................................................................
  Lapse.................................................................................................
  No-Lapse Guarantee....................................................................................
  No-Lapse Guarantee Cumulative Premium Test............................................................
  Reinstatement.........................................................................................
The General Account.....................................................................................
  Fixed Account.........................................................................................
  Other Provisions of the Policy........................................................................
  Policyowner Rights....................................................................................
  Beneficiary...........................................................................................
  Incontestability......................................................................................
  Misstatement of Age or Sex............................................................................
  Suicide Exclusion.....................................................................................
  Supplementary Benefits................................................................................
Tax Treatment of the Policy.............................................................................
  Life Insurance Qualification..........................................................................
  Tax Treatment of Policy Benefits......................................................................
  Alternate Minimum Tax.................................................................................
  Income Tax Reporting..................................................................................
Other Information.......................................................................................
  Payment of Proceeds...................................................................................
  Reports to Policyowners...............................................................................
  Distribution of the Policies..........................................................................
  Responsibilities of Manufacturers Life................................................................
  Voting Rights.........................................................................................
  Substitution of Portfolio Shares......................................................................
  Records and Accounts..................................................................................
  State Regulations.....................................................................................
  Litigation............................................................................................
  Independent Auditors..................................................................................
  Further Information...................................................................................
  Officers and Directors................................................................................
  Impact of Year 2000...................................................................................
  Financial Statements..................................................................................
  Appendix A -- Sample Illustrations of Policy Values, Cash Surrender Values and Death Benefits.........

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE PROSPECTUS OF MANUFACTURERS INVESTMENT TRUST, OR THE STATEMENT OF ADDITIONAL INFORMATION OF MANUFACTURERS INVESTMENT TRUST.

Examine this prospectus carefully. The Policy Summary will briefly describe the Policy. More detailed information will be found further in the prospectus.

DEFINITIONS

Additional Rating

is an increase to the Cost of Insurance Rate for any of the Lives Insured who do not meet, at a minimum, the Company's underwriting requirements for the standard Risk Classification.

Age

on any date is each of the Lives Insured's age on their birthday closest to the policy date.

Attained Age

is the Age plus the number of whole years that have elapsed since the Policy
Date.

Business Day

is any day that the New York Stock Exchange is open for trading. The net asset value of the underlying shares of a Sub-Account will be determined as of the end of each Business Day. The Company will deem each Business Day to end at the close of regularly scheduled trading of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on that day.

Cash Surrender Value

is the Policy Value less the Surrender Charge and any outstanding Monthly Deductions due.

Effective Date

is the date the underwriters approve issuance of the policy. If the policy is approved without the initial premium, the Effective Date will be the date the Company receives at least the minimum initial premium at our Service Office. In either case, the Company will take the first Monthly Deduction on the Effective Date.

Fixed Account

is that part of the Policy Value which reflects the value the policyowner has in the general account of the Company.

Gross Withdrawal

is the amount of partial Net Cash Surrender Value the policyowner requests plus any Surrender Charge applicable to the withdrawal.

Investment Account

is that part of the Policy Value which reflects the value the policyowner has in one of the sub-accounts of the Separate Account.

Issue Date

is the date the Company issued the Policy. The Issue Date is also the date from which the Suicide and Validity provisions of the Policy are measured.

Life Insured

is the last-to-die of the Lives Insured.

Lives Insured

are the persons whose lives are insured under this policy. References to the youngest of the Lives Insured means the youngest person insured under this policy when it is first issued.

Loan Account

is that part of the Policy Value which reflects the value transferred from the Fixed Account or the Investment Accounts as collateral for a policy loan.

Net Cash Surrender Value

is the Cash Surrender Value less the Policy Debt.

Net Policy Value

is the Policy Value less the value in the Loan Account.

Net Premium

is the gross premium paid less any amounts deducted from the premium. It is the amount of premium allocated to the Fixed Account and/or Investment Accounts.

No-Lapse Guarantee

When the Policy is in the No-Lapse Guarantee Period, as long as the No-Lapse Guarantee Cumulative Premium Test is met, the Policy will not lapse, even when the Net Cash Surrender Value falls to or below zero.

No-Lapse Guarantee Period

is set at issue and is fixed at ten years.

No-Lapse Guarantee Premium

is set at issue and is recalculated whenever there is a policy change.

No-Lapse Guarantee Cumulative Premium

is the minimum amount due to satisfy the No-Lapse Guarantee Cumulative Premium Test. This amount will change if any of the following changes occur under the
Policy:

- the face amount of insurance changes.
- a Supplementary Benefit is added, changed or terminated.
- the risk classification of any of the Lives Insured changes because of a change in smoking status.
- a temporary Additional Rating is added (due to a face amount increase), or terminated.
- the Death Benefit Option Changes.

No-Lapse Guarantee Cumulative Premium Test

is a test that is satisfied if the sum of all premiums paid, less any gross partial withdrawals and less any Policy Debt, is greater than or equal to the sum of the monthly No-Lapse Guarantee Premiums due since the Policy Date.

Policy Date

is the date coverage takes effect under the Policy, provided the Company receives the minimum initial premium at its Service Office, and is the date from which charges for the first monthly deduction are calculated, and the date from which Policy Years, Policy Months, and Policy Anniversaries are determined.

Policy Debt

as of any date equals (a) plus (b) plus (c) minus (d), where:

(a) is the total amount of loans borrowed as of such date;

(b) is the total amount of any unpaid loan interest charges which have been borrowed against the policy on a Policy Anniversary;

(c) is any interest charges accrued from the last Policy Anniversary to the current date; and

(d) is the total amount of loan repayments as of such date.

Policy Value

is the sum of the values in the Loan Account, the Fixed Account, and the Investment Accounts.

Service Office Address

is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

Surrender Charge Period

is the period following the Issue Date or following any increase in Face Amount during which the Company will assess surrender charges. Surrender charges will apply during this period if the policy terminates due to default, if the policyowner surrenders the policy or makes a partial withdrawal.

Written Request

is the policyowner's request to the Company which must be in a form satisfactory to the Company, signed and dated by the policyowner, and received at the Service Office.

POLICY SUMMARY

GENERAL

The Policy is a flexible premium survivorship variable universal life insurance policy. The following summary is intended to provide a general description of the most important features of the Policy. It is not comprehensive and is qualified in its entirety by the more detailed information contained in this prospectus. Unless otherwise indicated or required by the context, the discussion throughout this prospectus assumes that the Policy has not gone into default, there is no outstanding Policy Debt, and the death benefit is not determined by the minimum death benefit percentage. The Policy's provisions may vary in some states.

DEATH BENEFITS

The Policy provides a death benefit in the event of the death of the last-to-die of the Lives Insured. There are two death benefit options. Under Option 1 the death benefit is the Face Amount of the Policy at the date of death or, if greater, the Minimum Death Benefit. Under Option 2 the death benefit is the Face Amount plus the Policy Value of the Policy at the date of death or, if greater, the Minimum Death Benefit. The policyowner may change the death benefit option and increase or decrease the Face Amount.

PREMIUMS

Premium payments may be made at any time and in any amount, subject to certain limitations as described under "Premium Payments -- Subsequent Premiums." Net Premiums will be allocated, according to the policyowner's instructions, to one or more of the general account and the sub-accounts of Manufacturers Life of America's Separate Account Three. Allocation instructions may be changed at any time and transfers among the accounts may be made.

POLICY VALUE

The Policy has a Policy Value reflecting premiums paid, certain charges for expenses and cost of insurance, and the investment performance of the accounts to which the policyowner has allocated premiums. The policyowner may obtain a portion of the Policy Value by taking a policy loan or a partial withdrawal, or by full surrender of the Policy.

POLICY LOANS

The policyowner may borrow against the Cash Surrender Value of the Policy. Loan interest at a rate of 5.25% is due and payable in arrears on each Policy Anniversary. All outstanding Policy Debt will be deducted from proceeds payable at the insured's death, or upon surrender.

SURRENDER AND PARTIAL WITHDRAWALS

The policyowner may make a partial withdrawal of the Policy Value. A partial withdrawal may result in a reduction in the Face Amount of the Policy and an assessment of a portion of the surrender charges to which the Policy is subject.

A Policy may be surrendered for its Net Cash Surrender Value at any time while the Life Insured is living. The Net Cash Surrender Value is equal to the Policy Value less Surrender Charges and outstanding Monthly Deductions due minus the Policy Debt.

LAPSE AND REINSTATEMENT

Unless the No-Lapse Guarantee is in effect, a Policy will lapse (and terminate without value) when the Net Cash Surrender Value is insufficient to pay the next monthly deduction and a grace period of 61 days expires without an adequate payment being made by the policyowner. If the No-Lapse Guarantee is in effect, the Policy will lapse if the No-Lapse Guarantee Cumulative Premium Test (see definition) has not been met.

The Policies, therefore, differ in two important respects from conventional life insurance policies. First, the failure to make planned premium payments will not itself cause a Policy to lapse. Second, a Policy can lapse even if planned premiums have been paid.

A lapsed Policy may be reinstated by the policyowner at any time within the five year period following lapse provided none of the Lives Insured dies after the policy termination and the Policy was not surrendered for its Net Cash Surrender Value. Evidence of insurability is required, along with a certain amount of premium as described under "Reinstatement."

CHARGES AND DEDUCTIONS

The Company assesses certain charges and deductions in connection with the Policy. These include: (i) charges assessed monthly for mortality and expense risks, cost of insurance, administration expenses, (ii) amounts deducted from premiums paid (iii) and charges assessed on surrender or lapse. These charges are summarized in the Table of Charges and Deductions.

In addition, there are charges deducted from each Portfolio of the Trust. These charges are summarized in the Table of Investment Management Fees and Expenses.

INVESTMENT OPTIONS AND INVESTMENT ADVISERS

Net Premiums may be allocated to the general account or to one or more of the sub-accounts of Manufacturers Life of America's Separate Account Three. Each of the sub-accounts invests in the shares of one of the Portfolios of the Trust. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS"). MSS is a registered investment adviser under the Investment Advisers Act of 1940. The Trust also employs subadvisers. The Table of Investment Options and Investment Advisers shows the subadvisers that provide investment subadvisory services to the indicated Portfolios.

INVESTMENT MANAGEMENT FEES AND EXPENSES

The Separate Account purchases shares of the Portfolios at net asset value. The net asset value of those shares reflects investment management fees and certain expenses. The fees and expenses for each Portfolio for the Trust's last fiscal year are shown in the Table of Investment Management Fees and Expenses. These fees and expenses are described in detail in the accompanying Trust prospectus to which reference should be made.

TABLE OF CHARGES AND DEDUCTIONS

Amount Deducted from Premium            7.50% of each premium paid.

Surrender Charges                       A Surrender Charge is applicable during
                                        the first 15 Policy Years. The Surrender
                                        Charge is determined by the following
                                        formula:

                                        Surrender Charge = (Surrender Charge
                                        Rate) x (Grading Percentage)

                                        The Grading Percentage is based on the
                                        issue age of the youngest insured and
                                        the policy year in which the transaction causing the assessment of the charge occurs and is set forth in the table under "Surrender Charges."

                                        The Surrender Charge Rate is calculated
                                        as follows:

                                        Surrender Charge Rate = (Factor) x
                                        (Surrender Face Amount / 1000) + (82.5%) x (Surrender Charge Premium)

                                        The Surrender Charge Premium is the
                                        lesser of:

                                        (a) the premiums paid during the first
                                            policy year;

                                        (b) the premium amount used to measure
                                            the maximum Surrender Charge under
                                            the Policy;

                                        (c) the net level annual premium
                                            required to provide level insurance
                                            to attained age 100 of the younger
                                            insured based on guaranteed monthly
                                            mortality charges and an interest
                                            rate of 4%; and

                                        (d) $60 per $1000 of Face Amount.

                                        A portion of this charge may be assessed on a partial withdrawal, as set forth under "Charges and Deductions --
                                        Surrender Charges on a Partial
                                        Withdrawal."

Monthly Deductions                      An administration charge of $30 plus
                                        $0.08 per $1,000 of current face amount
                                        per policy month will be deducted in the
                                        first policy year. In subsequent years,
                                        the administration charge will not
                                        exceed $15 plus $0.02 per $1,000 of
                                        current Face Amount per policy month.

                                        The cost of insurance charge.

                                        Any additional charges for supplementary benefits.

                                        A mortality and expense risks charge.
                                        This charge varies by Policy Year as
                                        follows:


                                                                                        CURRENT AND
                                                                                         GUARANTEED      EQUIVALENT
                                                                                           MONTHLY         ANNUAL
                                                                                          MORTALITY     MORTALITY AND
                                                                                         AND EXPENSE       EXPENSE
                                        POLICY YEARS                                     RISKS CHARGE    RISK CHARGE
                                        ------------                                     ------------    -----------
                                        1-20....................................            0.063%         0.75%
                                        21+.....................................            0.033%         0.40%

                                        All of the above charges are deducted
                                        from the Net Policy Value.

Loan Charges                            A fixed loan interest rate of 5.25%.
                                        Interest credited to amounts in the Loan
                                        Account will be equal to the 5.25% rate
                                        charged to the loan less the current and
                                        maximum loan spread of 1.25%.

Transfer Charge                         A charge of $25 per transfer for each
                                        transfer in excess of 12 in a Policy
                                        Year.

TABLE OF INVESTMENT MANAGEMENT FEES AND EXPENSES

TRUST ANNUAL EXPENSES
(as a percentage of Trust average net assets)

                                                            OTHER EXPENSES
                                         MANAGEMENT         (AFTER EXPENSE               TOTAL TRUST
TRUST PORTFOLIO                             FEES             REIMBURSEMENT)***         ANNUAL EXPENSES
---------------                             ----             -----------------         ---------------
Pacific Rim Emerging Markets........       0.850%                0.360%                     1.210%
Science & Technology................       1.100%                0.110%                     1.210%
International Small Cap.............       1.100%                0.150%                     1.250%
Aggressive Growth...................       1.000%+               0.090%                     1.090%
Emerging Small Company..............       1.050%                0.050%                     1.100%
Small Company Blend.................       1.050%                0.150%*                    1.200%
Mid Cap Growth......................       0.950%+               0.040%                     0.990%
Mid Cap Stock.......................       0.925%                0.000%*                    0.925%
Overseas............................       0.950%                0.210%                     1.160%
International Stock.................       1.050%                0.200%                     1.250%
International Value.................       1.000%                0.300%*                    1.300%
Mid Cap Blend.......................       0.850%+               0.050%                     0.900%
Small Company Value.................       1.050%                0.180%                     1.230%
Global Equity.......................       0.900%                0.110%                     1.010%
Growth..............................       0.850%                0.050%                     0.900%
Large Cap Growth....................       0.875%+               0.130%                     1.005%
Quantitative Equity.................       0.700%                0.060%                     0.760%
Blue Chip Growth....................       0.875%+               0.045%                     0.920%
Real Estate Securities..............       0.700%                0.060%                     0.760%
Value...............................       0.800%                0.050%                     0.850%
Equity Index........................       0.250%                0.150%**                   0.400%**
Growth & Income.....................       0.750%                0.040%                     0.790%
U.S. Large Cap Value................       0.875%                0.100%*                    0.975%
Equity-Income.......................       0.875%+               0.050%                     0.925%
Income & Value......................       0.800%                0.090%                     0.890%
Balanced............................       0.800%                0.070%                     0.870%
High Yield..........................       0.775%                0.065%                     0.840%
Strategic Bond......................       0.775%                0.075%                     0.850%
Global Bond.........................       0.800%                0.110%                     0.910%
Total Return........................       0.775%                0.100%*                    0.875%
Investment Quality Bond.............       0.650%                0.070%                     0.720%
Diversified Bond....................       0.750%                0.140%                     0.890%
U.S. Government Securities..........       0.650%                0.070%                     0.720%
Money Market........................       0.500%                0.120%                     0.620%
Lifestyle Aggressive 1000#..........           0%                1.110%***                  1.110%
Lifestyle Growth 820#...............           0%                1.000%***                  1.000%
Lifestyle Balanced 640#.............           0%                0.920%***                  0.920%
Lifestyle Moderate 460#.............           0%                0.830%***                  0.830%
Lifestyle Conservative 280#.........           0%                0.720%***                  0.720%

+Management Fees for these portfolios changed effective May 1, 1999. Prior to May 1, 1999, management fees were as follows:

                           Aggressive Growth Trust            1.050%
                           Mid Cap Growth Trust               1.000%
                           Mid Cap Blend Trust                0.750%
                           Large Cap Growth Trust             0.750%
                           Blue Chip Growth Trust             0.925%
                           Equity Income Trust                0.800%
                           Income & Value Trust               0.750%

*Based on estimates of payments to be made during the current fiscal year.

** Under the Advisory Agreement, MSS has agreed to reduce its advisory fee or reimburse the Equity Index Trust if the total of all expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) exceed an annual rate of 0.15% of the average annual net assets of the Equity Index Trust. The expense limitation will continue in effect from year to year unless otherwise terminated at any year end by MSS on 30 days' notice to the Trust. If this expense reimbursement had not been in effect, Total Trust Annual Trust. If this expense reimbursement had not been in effect, Total Trust Annual Trust. If this expense reimbursement had not been in effect, Total Trust Annual Expenses would have been 0.55%, and Other Expenses would have been 0.30%, of the average annual net assets of the Equity Index Trust.

*** Reflects expenses of the Underlying Portfolios. Manufacturers Securities Services, LLC ("MSS") has voluntarily agreed to pay the expenses of each Lifestyle Trust (excluding the expenses of the Underlying Portfolios). This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be 0.02% higher, except for the Lifestyle Conservative 280 Trust, which would be 0.03% higher (based on expenses of the Lifestyle Trusts for the fiscal year ended December 31, 1998) as noted in the chart below:

                                            MANAGEMENT           OTHER              TOTAL TRUST
TRUST PORTFOLIO                                FEES             EXPENSES          ANNUAL EXPENSES
---------------                                ----             --------          ---------------
Lifestyle Aggressive 1000...........            0%               1.130%                1.130%
Lifestyle Growth 820................            0%               1.020%                1.020%
Lifestyle Balanced 640..............            0%               0.940%                0.940%
Lifestyle Moderate 460..............            0%               0.850%                0.850%
Lifestyle Conservative 280..........            0%               0.750%                0.750%

# Each Lifestyle Trust will bear its own pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must also bear its own expenses. However, MSS is currently paying those expenses as described in footnote (***) above.

TABLE OF INVESTMENT OPTIONS AND INVESTMENT ADVISERS

SUBADVISER                                                    PORTFOLIO
A I M Capital Management, Inc.                                Mid Cap Growth Trust
                                                              Aggressive Growth Trust

AXA Rosenberg Investment Management                           Small Company Value Trust

Capital Guardian Trust Company                                Small Company Blend Trust
                                                              U.S. Large Cap Value  Trust
                                                              Income & Value Trust
                                                              Diversified Bond Trust

Fidelity Management Trust Company                             Mid Cap Blend Trust
                                                              Large Cap Growth Trust
                                                              Overseas Trust

Founders Asset Management LLC                                 International Small Cap Trust
                                                              Balanced Trust

Franklin Advisers, Inc.                                       Emerging Small Company Trust

Manufacturers Adviser Corporation                             Pacific Rim Emerging Markets Trust
                                                              Quantitative Equity Trust
                                                              Real Estate Securities Trust
                                                              Equity Index Trust
                                                              Money Market Trust
                                                              Lifestyle Trusts

Miller Anderson & Sherrerd, LLP                               Value Trust
                                                              High Yield Trust

Morgan Stanley Asset Management Inc.                          Global Equity Trust

Pacific Investment Management Company                         Global Bond Trust
                                                              Total Return Trust

Rowe Price-Fleming International, Inc.                        International Stock Trust

Salomon Brothers Asset Management Inc                         U.S. Government Securities Trust
                                                              Strategic Bond Trust

State Street Global Advisors                                  Growth Trust

T. Rowe Price Associates, Inc.                                Science & Technology Trust
                                                              Blue Chip Growth Trust
                                                              Equity-Income Trust

Templeton Investment Counsel, Inc.                            International Value Trust

Wellington Management Company, LLP                            Growth & Income Trust
                                                              Investment Quality Bond Trust
                                                              Mid Cap Stock Trust


Each of the Trust's Subadvisers, except Capital Guardian Trust Company, Fidelity Management Trust Company and State Street Global Advisors, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

GENERAL INFORMATION ABOUT MANUFACTURERS

MANUFACTURERS LIFE OF AMERICA

Manufacturers Life of America, a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("Manufacturers USA") is a stock life insurance company organized under the laws of Pennsylvania on April 11, 1977 and redomesticated under the laws of Michigan on December 9, 1992. It is a licensed life insurance company in the District of Columbia and all states of the United States except New York. The ultimate parent of Manufacturers Life of America and Manufacturers USA is Manufacturers Life, a mutual life insurance company based in Toronto, Canada. Manufacturers Life and its subsidiaries, together, constitute one of the largest life insurance companies in North America and rank among the 60 largest life insurers in the world as measured by assets. However, neither Manufacturers Life of America nor Manufacturers Life guarantees the investment performance of the Separate Account.

On January 20, 1998, the Board of Directors of Manufacturers Life announced that it had asked the management of Manufacturers Life to prepare a plan for conversion of Manufacturers Life from a mutual life insurance company to an investor owned, publicly traded stock company. Any demutualization plan for Manufacturers Life is subject to the approval of the Manulife Board of Directors and policyowners as well as regulatory approval.

RATINGS

Manufacturers Life and Manufacturers Life of America have received the following ratings from independent rating agencies:

         Standard and Poor's Insurance Ratings Service:                  AA+ (for financial strength)
         A.M. Best Company:                                              A++ (for financial strength)
         Duff & Phelps Credit Rating Co.:                                AAA (for claims paying ability)
         Moody's Investors Service, Inc.:                                Aa2 (for financial strength)

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned to The Manufacturers Life Insurance Company of America as a measure of the Company's ability to honor the death benefit and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

SEPARATE ACCOUNT THREE

Manufacturers Life of America established its Separate Account Three on August 22, 1986 as a separate account under Pennsylvania Law. Since December 9, 1992, it has been operated under Michigan Law. The Separate Account holds assets that are segregated from all of Manufacturers Life of America's other assets. The Separate Account is currently used only to support variable life insurance policies.

ASSETS OF THE SEPARATE ACCOUNT

Manufacturers Life of America is the legal owner of the assets in the Separate Account. The income, gains, and losses of the Separate Account, whether or not realized, are, in accordance with applicable contracts, credited to or charged against the Account without regard to the other income, gains, or losses of Manufacturers Life of America. Manufacturers Life of America will at all times maintain assets in the Separate Account with a total market value at least equal to the reserves and other liabilities relating to variable benefits under all policies participating in the Separate Account. These assets may not be charged with liabilities which arise from any other business Manufacturers Life of America conducts. However, all obligations under the variable life insurance policies are general corporate obligations of Manufacturers Life of America.

REGISTRATION

The Separate Account is registered with the Securities and Exchange Commission ("S.E.C.") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies, rather than in a portfolio of unspecified securities.

Registration under the 1940 Act does not involve any supervision by the S.E.C. of the management or investment policies or practices of the Separate Account. For state law purposes the Separate Account is treated as a part or division of Manufacturers Life of America.

MANUFACTURERS INVESTMENT TRUST

Each sub-account of the Separate Account will purchase shares only of a particular Portfolio. The Trust is registered under the 1940 Act as an open-end management investment company. The Separate Account will purchase and redeem shares of the Portfolios at net asset value. Shares will be redeemed to the extent necessary for Manufacturers Life of America to provide benefits under the Policies, to transfer assets from one sub-account to another or to the general account as requested by policyowners, and for other purposes not inconsistent with the Policies. Any dividend or capital gain distribution received from a Portfolio with respect to the Policies will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding sub-account.

The Trust shares are issued to fund benefits under both variable annuity contracts and variable life insurance policies issued by the Company or life insurance companies affiliated with the Company. Manufacturers Life of America may also purchase shares through its general account for certain limited purposes including initial portfolio seed money. For a description of the procedures for handling potential conflicts of interest arising from the funding of such benefits see the accompanying Trust prospectus.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS

The investment objectives and certain policies of the Portfolios currently available to policyowners through corresponding sub-accounts are set forth below. There is, of course, no assurance that these objectives will be met. A full description of the Trust, its investment objectives, policies and restrictions, the risks associated therewith, its expenses, and other aspects of its operation is contained in the accompanying Trust prospectus, which should be read together with this prospectus.


ELIGIBLE PORTFOLIOS

The Portfolios of Manufacturers Investment Trust available under the Policies are as follows:

The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital. Current income is incidental to the portfolio's objective.

The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

The AGGRESSIVE GROWTH TRUST (formerly, the Pilgrim Baxter Growth Trust) seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST (formerly, the Emerging Growth Trust) seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stock equity securities of small capitalization ("small cap") growth companies. In general, companies in which the portfolios invests will have market cap values of less than $1.5 billion at the time of purchase.

The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization between $50 million and $1 billion.

The MID CAP GROWTH TRUST (formerly, the Small/Mid Cap Trust) seeks long-term capital appreciation by investing the portfolio's assets principally in common stocks, with emphasis on medium-sized and smaller emerging growth companies.

The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of companies with market capitalizations that approximately match the range of capitalization of the Wilshire Mid Cap 750 Index.

The OVERSEAS TRUST (formerly, the International Growth & Income Trust) seeks growth of capital by investing, under normal market conditions, at least 65% of the portfolios' assets in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). The portfolios expects to invest primarily in equity securities.

The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including in emerging markets.

The MID CAP BLEND TRUST (formerly, the Equity Trust) seeks growth of capital by investing primarily in common stocks of United States issuers and securities convertible into or carrying the right to buy common stocks.

The SMALL COMPANY VALUE TRUST seeks long term growth of capital by investing in equity securities of smaller companies which are traded principally in the markets of the United States.

The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing primarily in equity securities throughout the world, including U.S. issuers and emerging markets.

The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).

The LARGE CAP GROWTH TRUST (formerly, the Aggressive Asset Allocation Trust) seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in equity securities of companies with large market capitalizations.

The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) and many of the stocks in the portfolio are expected to pay dividends.

The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities.

The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

The EQUITY INDEX TRUST seeks to achieve investment results which approximate the aggregate total return of publicly traded common stocks which are included in the Standard & Poor's 500 Composite Stock Price.

The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of United States issuers which the subadviser believes are of high quality.

The U.S. LARGE CAP TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST (formerly, the Moderate Asset Allocation Trust) seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed-income securities.

The BALANCED TRUST seeks current income and capital appreciation by investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate fixed-income securities.

The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed-income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST (formerly, the Global Government Bond Trust) seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six- year time frame based on PIMCO's forecast for interest rates.

The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

The DIVERSIFIED BOND TRUST (formerly, the Conservative Asset Allocation Trust) seeks high total return as is consistent with the conservation of capital by investing at least 75% of the portfolio's assets in fixed-income securities.

The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by United States entities.

The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to high income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.


ISSUING A POLICY

REQUIREMENTS

To purchase a Policy, an applicant must submit a completed application. A Policy will not be issued until the underwriting process has been completed to the Company's satisfaction.

Policies may be issued on a basis which does not distinguish between the insured's sex and/or smoking status, with prior approval from the Company. A Policy will generally be issued only on the lives of insureds from ages 0 through 90.

Each Policy is issued with a Policy Date, an Effective Date and an Issue Date (see Definitions). The Issue Date is the date from which the Suicide and Validity provisions of the Policy are determined and is the expected date of actual delivery of the Policy to the policyowner. The Effective Date is the date on which the first monthly deductions are taken, and is the date on which the underwriters approve the Policy issuance. The Policy Date is the date coverage takes effect under the Policy, provided the Company receives the minimum initial premium at its Service Office, is the date from which charges for the first monthly deduction are calculated, and is the date from which Policy Years, Policy Months and Policy Anniversaries are determined.

If an application is accompanied by a check for the initial premium and the application is accepted:

(i) the Policy Date will be the date the application and check were received at the Service Office (unless a special Policy Date is requested (See "Backdating a Policy" below));

(ii) the Effective Date will be the date the Company's underwriters approve issuance of the Policy; and

(iii) the Issue Date will be the date the Company issues the Policy.

If an application accepted by the Company is not accompanied by a check for the initial premium:

(i) the Policy Date will be the date the Company issues the Policy (unless a special Policy Date is requested (See "Backdating a Policy" below);

(ii) the Effective Date will be the date the Service Office receives the initial premium; and

(iii) the Issue Date will be the date the Company issues the Policy.

The initial premium must be received within 60 days after the Policy Date. If the premium is not paid or if the application is rejected, the Policy will be canceled and any partial premiums paid will be returned to the applicant.

MINIMUM INITIAL FACE AMOUNT

Manufacturers Life of America will generally issue a Policy only if it has a Face Amount of at least $250,000.

BACKDATING A POLICY

Under limited circumstances, the Company may backdate a Policy, upon request, by assigning a Policy Date earlier than the date the application is signed. However, in no event will a Policy be backdated earlier than the earliest date allowed by state law, which is generally three months to one year prior to the date of application for the Policy. Monthly deductions will be made for the period the Policy Date is backdated. Regardless of whether or not a policy is backdated, Net Premiums received prior to the Effective Date of a Policy will be credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market portfolio.

TEMPORARY INSURANCE AGREEMENT

In accordance with the Company's underwriting practices, temporary insurance coverage may be provided under the terms of a Temporary Insurance Agreement. Generally, temporary life insurance may not exceed $5,000,000 and may not be in effect for more than 90 days. This temporary insurance coverage will be issued on a conditional receipt basis, which means that any benefits under such temporary coverage will only be paid if the Lives Insured meet the Company's usual and customary underwriting standards for the coverage applied for.

The acceptance of an application is subject to the Company's underwriting rules, and the Company reserves the right to request additional information or to reject an application for any reason.

Persons failing to meet standard underwriting classification may be eligible for a Policy with an additional rating assigned to it.

RIGHT TO EXAMINE THE POLICY

A Policy may be returned for a refund within 10 days after it is received. Some states provide a longer period of time to exercise this right. The Policy will indicate if a longer time period applies. The Policy can be mailed or delivered to the Manufacturers Life of America agent who sold it or to the Service Office. Immediately on such delivery or mailing, the Policy shall be deemed void from the beginning. Within seven days after receipt of the returned Policy at its Service Office, the Company will refund in full the payment made.

If a policyowner requests an increase in face amount which results in new surrender charges, he or she will have the same rights as described above to cancel the increase. If canceled, the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the increase not taken place. A policyowner may request a refund of all or any portion of premiums paid during the free look period, and the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the premiums not been paid.

The Company reserves the right to delay the refund of any premium paid by check until the check has cleared.

DEATH BENEFITS

If the Policy is in force at the time of the death of the last-to-die of the Lives Insured, the Company will pay an insurance benefit. The amount payable will be the death benefit under the selected death benefit option, plus any amounts payable under any supplementary benefits added to the Policy, less the Policy Debt and less any outstanding monthly deductions due. The insurance benefit will be paid in one lump sum unless another form of settlement option is agreed to by the beneficiary and the Company. If the insurance benefit is paid in one sum, the Company will pay interest from the date of death to the date of payment. If the Life Insured should die after the Company's receipt of a request for surrender, no insurance benefit will be payable, and the Company will pay only the Net Cash Surrender Value.

LIFE INSURANCE QUALIFICATION

This product uses the Guideline Premium Test to qualify as a life insurance contract for purposes of Section 7702 of the Internal Revenue Code of 1986, as amended.

GUIDELINE PREMIUM TEST

The Guideline Premium Test restricts the maximum premiums that may be paid into a life insurance policy for a given death benefit. The policy's death benefit must also be at least equal to the Minimum Death Benefit (described below).

Changes to the Policy may affect the maximum amount of premiums, such as:

- A change in the policy's Face Amount.
- A change in the death benefit option.
- Partial Withdrawals.
- Addition or deletion of supplementary benefits.

Any of the above changes could cause the total premiums paid to exceed the new maximum limit. In this situation, the Company will require the policyowner to take a partial withdrawal. In addition, these changes could reduce the future premium limitations.

MINIMUM DEATH BENEFIT

The Guideline Premium Test requires a life insurance policy to meet minimum ratios of life insurance coverage to policy value. This is achieved by ensuring that the death benefit is at all times at least equal to the Minimum Death Benefit. The Minimum Death Benefit on any date is defined as the Policy Value on that date times the applicable Minimum Death Benefit Percentage for the Attained Age of the youngest of the Lives Insured would have reached if living. The Minimum Death Benefit Percentages are shown in the Table of Minimum Death Benefit Percentages.

TABLE OF MINIMUM DEATH BENEFIT PERCENTAGES

    ATTAINED AGE                                                APPLICABLE PERCENTAGE
    ------------                                                ---------------------
    40 and under..............................................             250%
    45........................................................             215%
    50........................................................             185%
    55........................................................             150%
    60........................................................             130%
    65........................................................             120%
    70........................................................             115%
    75........................................................             105%
    90........................................................             105%
    95 and above..............................................             100%

To determine the Applicable Percentage in the above table, use the Attained Age of the youngest of the Lives Insured, or the Attained Age such person would have reached if living. For ages not shown, the Applicable Percentage can be found by reducing the values proportionately

DEATH BENEFIT OPTIONS

There are two death benefit options, described below.

DEATH BENEFIT OPTION 1

Under Option 1 the death benefit is the Face Amount of the Policy at the date of death or, if greater, the Minimum Death Benefit.

DEATH BENEFIT OPTION 2

Under Option 2 the death benefit is the Face Amount plus the Policy Value of the Policy at the date of death or, if greater, the Minimum Death Benefit.

CHANGING THE DEATH BENEFIT OPTION

The death benefit option may be changed on the first day of any policy month once each Policy Year after the first Policy Year. The change will occur on the first day of the next Policy Month after a written request for a change is received at the Service Office. The Company reserves the right to limit a request for a change if the change would cause the Policy to fail to qualify as life insurance for tax purposes.

A change in the death benefit option will result in a change in the Policy's Face Amount, in order to avoid any change in the amount of the death benefit, as follows:

CHANGE FROM OPTION 1 TO OPTION 2

The new Face Amount will be equal to the Face Amount prior to the change minus the Policy Value as of the date of the change. The Policy will not be assessed a Surrender Charge for a reduction in Face Amount solely due to a change in the death benefit option.

CHANGE FROM OPTION 2 TO OPTION 1

The new Face Amount will be equal to the Face Amount prior to the change plus the Policy Value as of the date of the change. No new Surrender Charges will apply to an increase in Face Amount solely due to a change in the death benefit option.

CHANGING THE FACE AMOUNT

Subject to the limitations stated in this Prospectus, a policyowner may, upon written request, increase or decrease the Face Amount of the Policy. The Company reserves the right to limit a change in Face Amount so as to prevent the Policy from failing to qualify as life insurance for tax purposes.

INCREASE IN FACE AMOUNT

Increases in Face Amount may be made once each Policy Year after the first Policy Year. Any increase in Face Amount must be at least $50,000. An increase will become effective at the beginning of the policy month following the date Manufacturers Life of America approves the requested increase. Increases in Face Amount are subject to satisfactory evidence of insurability. The Company reserves the right to refuse a requested increase if any of the Lives Insureds' Attained Ages at the effective date of the increase would be greater than the maximum issue age for new Policies at that time.

NEW SURRENDER CHARGES FOR AN INCREASE

An increase in face amount will usually result in the Policy being subject to new surrender charges. There will be no new surrender charges associated with restoration of a prior decrease in Face Amount. As with the purchase of a Policy, a policyowner will have free look right with respect to any increase resulting in new surrender charges.

An additional premium may be required for a face amount increase, and a new No-Lapse Guarantee Premium will be determined, if the No-Lapse Guarantee is in effect at the time of the face amount increase.

INCREASE WITH PRIOR DECREASES

If, at the time of the increase, there have been prior decreases in Face Amount, these prior decreases will be restored first. The insurance coverage eliminated by the decrease of the oldest face amount will be deemed to be restored first.

DECREASE IN FACE AMOUNT

Decreases in Face Amount may be made once each Policy Year after the first Policy Year. Any decrease in Face Amount must be at least $50,000. A written request from a policy owner for a decrease in the Face Amount will be effective at the beginning of the Policy Month following the date Manufacturers Life of America approves the requested decrease. If there have been previous increases in Face Amount, the decrease will be applied to the most recent increase first and thereafter to the next most recent increases successively.

PREMIUM PAYMENTS

INITIAL PREMIUMS

No premiums will be accepted prior to receipt of a completed application by the Company. All premiums received prior to the Effective Date of the Policy will be held in the general account and credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market Trust.

The minimum initial premium is one-twelfth of the No-Lapse Guarantee Premium.

On the Effective Date, the Net Premiums paid plus interest credited will be allocated among the Investment Accounts or the Fixed Account in accordance with the policyowner's instructions.

SUBSEQUENT PREMIUMS

After the payment of the initial premium, premiums may be paid at any time and in any amount until the youngest of the Lives Insured has reached Attained Age 100, or the date such person would have reached Attained Age 100, if living, subject to the limitations on premium amount described below.

A Policy will be issued with a planned premium, which is based on the amount of premium the policyowner wishes to pay. Manufacturers Life of America will send notices to the policyowner setting forth the planned premium at the payment interval selected by the policyowner. However, the policyowner is under no obligation to make the indicated payment.

The Company may refuse any premium payment that would cause the Policy to fail to qualify as life insurance under the Internal Revenue Code. The Company also reserves the right to request evidence of insurability if a premium payment would result in an increase in the Death Benefit that is greater than the increase in Policy Value.

Payment of premiums will not guarantee that the Policy will stay in force. Conversely, failure to pay premiums will not necessarily cause the Policy to lapse.

All Net Premiums received on or after the Effective Date will be allocated among Investment Accounts or the Fixed Account as of the Business Day the premiums were received at the Service Office. Monthly deductions are due on the Policy Date and at the beginning of each Policy Month thereafter. However, if due prior to the Effective Date, they will be taken on the Effective Date instead of the dates they were due.

MAXIMUM PREMIUM LIMITATION

In no event may the total of all premiums paid exceed the then current maximum premium limitations established by federal income tax law for a Policy to qualify as life insurance.

If, at any time, a premium is paid which would result in total premiums exceeding the above maximum premium limitation, the Company will only accept that portion of the premium which will make the total premiums equal to the maximum. Any part of the premium in excess of that amount will be returned and no further premiums will be accepted until allowed by the then current maximum premium limitation.

PREMIUM ALLOCATION

Premiums may be allocated to either the Fixed Account for accumulation at a rate of interest equal to at least 4% or to one or more of the Investment Accounts for investment in the Portfolio shares held by the corresponding sub-account of the Separate Account. Allocations among the Investment Accounts and the Fixed Account are made as a percentage of the premium. The percentage allocation to any account may be any number between zero and 100, provided the total allocation equals 100. A policyowner may change the way in which premiums are allocated at any time without charge. The change will take effect on the date a written request for change satisfactory to the Company is received at the Service Office.

CHARGES AND DEDUCTIONS
AMOUNT DEDUCTED FROM PREMIUM

Manufacturers Life of America deducts an amount from each premium payment, equal to 7.50% of the premium.

SURRENDER CHARGES

The Company will deduct a Surrender Charge if during the first 15 years following the Policy Date, or the effective date of a Face Amount increase:

- the Policy is surrendered for its Net Cash Surrender Value,
- a partial withdrawal is made in excess of the Withdrawal Tier Amount (see below for a description of this amount), or
- the Policy lapses.

SURRENDER CHARGE CALCULATION

The Surrender Charge for the initial Face Amount or for the amount of any increase in Face Amount is determined by the following formula (the calculation is also described in words below):

Surrender Charge = (Surrender Charge Rate) x (Grading Percentage)

         Surrender Charge Rate (the calculation is also described in words below)

Surrender Charge Rate = (Factor) x (Surrender Face Amount / 1000) + (82.5%) x (Surrender Charge Premium)

DEFINITIONS OF THE FORMULA FACTORS ABOVE

Surrender Face Amount

If the Face Amount at the time of surrender is equal to or less than the initial Face Amount, then the Surrender Face Amount is equal to the Face Amount at the time of surrender. However, if the Face Amount has increased, then the surrender charge is calculated separately on (a) the initial Face Amount and (b) on the amount of Face Amount above the initial Face Amount. In the case of (a), the Surrender Face Amount is equal to the initial Face Amount and in the case of (b) the Surrender Face Amount is equal to the Face Amount above the initial Face Amount.

The Factor is set forth in the following chart:

ISSUE AGE                                                                 FACTOR
38 or younger.........................................................      3.75
39....................................................................      4.25
40....................................................................      4.75
41....................................................................      5.25
42....................................................................      5.75
43....................................................................      6.25
44....................................................................      6.75
45....................................................................      7.25
46....................................................................      7.75
47....................................................................      8.25
48 or older...........................................................      8.50

The Surrender Charge Premium is the lesser of:

(a) the premiums paid during the first policy year;
(b) the premium amount used to measure the maximum Surrender Charge under the Policy;
(c) the net level annual premium ("Net Level Premium") required to provide level insurance to attained age 100 of the younger insured based on guaranteed maximum mortality charges and an interest rate of 4%; and

(d) $60 per $1000 of Face Amount.

Grading Percentage

The grading percentage is based on the issue age of the youngest insured and the Policy Year in which the transaction causing the assessment of the charge occurs as set forth in the table below:

                                                                            SURRENDER CHARGE GRADING PERCENTAGE
ISSUE AGES OF YOUNGER INSURED                                     0-75       76        77       78        79       80+
-----------------------------                                     ----       --        --       --        --       ---
Policy Year 1...............................................       93%       92%       92%       91%      90%       90%
Policy Year 2...............................................       86%       85%       84%       83%      81%       80%
Policy Year 3...............................................       80%       78%       76%       75%      72%       70%
Policy Year 4...............................................       73%       71%       69%       66%      63%       60%
Policy Year 5...............................................       66%       64%       61%       58%      54%       50%
Policy Year 6...............................................       60%       57%       53%       50%      45%       40%
Policy Year 7...............................................       53%       50%       46%       41%      36%       30%
Policy Year 8...............................................       46%       42%       38%       33%      27%       20%
Policy Year 9...............................................       40%       35%       30%       25%      18%       10%
Policy Year 10..............................................       33%       28%       23%       16%       9%        0%
Policy Year 11..............................................       26%       21%       15%        8%       0%
Policy Year 12..............................................       20%       14%        7%        0%
Policy Year 13..............................................       13%        7%        0%
Policy Year 14..............................................        6%        0%
Policy Year 15..............................................        0%

Formulas Described in Words

    Surrender Charge

The Surrender Charge is determined by multiplying the Surrender Charge Rate by the Grading Percentage, a percent which starts at 100% and grades down each policy year to zero over a period not to exceed 15 years.

    Surrender Charge Rate

The Surrender Charge Rate is equal to the sum of (a) plus (b) where (a) equals the Factor multiplied by the Surrender Face Amount divided by 1000 and (b) equals 82.5% times the Surrender Charge Premium.

Illustration of Surrender Charge Calculation

    Assumptions

- 50 year old male and 40 year old female (standard risks and nonsmoker status)
- Policy issued 7 years ago
- $904 in premiums have been paid on the Policy in equal annual installments over the 7 year period
- the premium amount used to measure the maximum Surrender Charge under the Policy is $2,188
- Net Level Premium for the Policy is $2,541
- Face Amount of the Policy is $250,000
- Policy is surrendered during the last month of the seventh policy year

    Surrender Charge

The Surrender Charge to be assessed would be $1,025, determined as follows:

First, the Surrender Charge Rate is determined by applying the Surrender Charge Rate formula as set forth below.

Surrender Charge Rate = (Factor) x (Surrender Face Amount / 1000) + (82.5%) x (Surrender Charge Premium)

    1933.30 = (4.75) x ($250,000 / 1000) + (82.5%) x (904)

    The Surrender Charge Rate is equal to 1933.30.

Second, the Surrender Charge Rate is entered into the Surrender Charge formula and the Surrender Charge is determined as set forth below.

Surrender Charge = (Surrender Charge Rate) x (Grading Percentage)

    $1,025 = (1933.30) x (53%)

    The Surrender Charge is equal to $1,025.

The following calculation illustrates the maximum Surrender Charge that would be payable on a Policy under the assumptions set forth below.

Illustration of Maximum Surrender Charge Calculation

    Assumptions

- 50 year old male and 40 year old female (standard risks and nonsmoker status)
- Policy issued 7 years ago
- $2,188 in premiums have been paid on the Policy in equal annual installments over the 7 year period
- the premium amount used to measure the maximum Surrender Charge under the Policy is $2,188
- Net Level Premium for the Policy is $2,541
- Face Amount of the Policy is $250,000
- Policy is surrendered during the last month of the seventh policy year

    Maximum Surrender Charge

The maximum Surrender Charge to be assessed would be $1,586, determined as follows:

First, the Surrender Charge Rate is determined by applying the Surrender Charge Rate formula as set forth below.

Surrender Charge Rate = (Factor) x (Surrender Face Amount / 1000) + (82.5%) x (Surrender Charge Premium)

    2,992.60 = (4.75) x ($250,000 / 1000) + (82.5%) x (2,188)

    The Surrender Charge Rate is equal to 2,992.60.

Second, the Surrender Charge Rate is entered into the Surrender Charge formula and the Surrender Charge is determined as set forth below.

Surrender Charge = (Surrender Charge Rate) x (Grading Percentage)

    $1,586 = (2992.60) x (53%)

    The maximum Surrender Charge payable on the Policy is equal to $1,586.

Depending upon the Face Amount of the Policy, the age of the youngest insured at issue, premiums paid under the Policy and the performance of the underlying investment options, the Policy may have no Cash Surrender Value and therefore, the policyowner may receive no surrender proceeds upon surrendering the Policy.

Manufacturers Life of America may reduce the surrender charge as described above on policies where the anticipated annual premium is $100,000 or greater and the Policy is issued as part of an employer sponsored split dollar or keyman arrangement; 80% of the Surrender Charge will be waived during the first year of the Policy, 60% during the second year and 40% during the third year. The full Surrender Charge will be imposed if the surrender takes place in a fourth or subsequent Policy Year.

SURRENDER CHARGES ON A PARTIAL WITHDRAWAL

A partial withdrawal will result in the assessment of a portion of the Surrender Charges to which the Policy is subject. The portion of the Surrender Charges assessed will be based on the ratio of the amount of the withdrawal which exceeds the Withdrawal Tier Amount to the Net Cash Surrender Value of the Policy as at the date of the withdrawal. The Surrender Charges will be deducted from the Policy Value at the time of the partial withdrawal on a pro-rata basis from each of the Investment Accounts and the Fixed Account. If the amount in the accounts is not sufficient to pay the Surrender Charges assessed, then the amount of the withdrawal will be reduced.

Whenever a portion of the surrender charges is deducted as a result of a partial withdrawal, the Policy's remaining surrender charges will be reduced in the same proportion that the surrender charge deducted bears to the total surrender charge immediately before the partial withdrawal.

WITHDRAWAL TIER AMOUNT

The Withdrawal Tier Amount is equal to 10% of the Net Cash Surrender Value as at the last Policy Anniversary. In determining what, if any, portion of a partial withdrawal is in excess of the Withdrawal Tier Amount, all previous partial withdrawals that have occurred in the current Policy Year are included.

MONTHLY CHARGES

On the Policy Date and at the beginning of each Policy Month, a deduction is due from the Net Policy Value to cover certain charges in connection with the Policy until the youngest of the Lives Insured reaches Attained Age 100, or the date such person would have reached Attained Age 100, if living. If there is a Policy Debt under the Policy, loan interest and principal will continue to be payable at the beginning of each Policy Month. Monthly deductions due prior to the Effective Date will be taken on the Effective Date instead of the dates they were due. The charges consist of:

(i)   a monthly administration charge;
(ii)  a monthly charge for the cost of insurance;
(iii) a monthly mortality and expense risk charge;
(iv)  a monthly charge for any supplementary benefits added to the Policy.

Unless otherwise allowed by the Company and specified by the policyowner, the Monthly Deduction will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy value in each bears to the Net Policy Value.

ADMINISTRATION CHARGE

This charge will be equal to $30 plus $0.08 per $1,000 of current face amount per Policy Month in the first Policy Year. For all subsequent Policy Years, the administration charge will not exceed $15 plus $0.02 per $1,000 of current face amount per Policy Month. The charge is designed to cover certain administrative expenses associated with the Policy, including maintaining policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various changes permitted under the Policy.

COST OF INSURANCE CHARGE

The monthly charge for the cost of insurance is determined by multiplying the applicable cost of insurance rate times the net amount at risk at the beginning of each Policy Month. The cost of insurance rate and the net amount at risk are determined separately for the initial Face Amount and for each increase in Face Amount. In determining the net amount at risk, if there have been increases in the Face Amount, the Policy Value shall first be considered a part of the initial Face Amount. If the Policy Value exceeds the initial Face Amount, it shall then be considered a part of the additional increases in Face Amount resulting from the increases, in the order the increases occurred.

The net amount at risk is equal to the greater of zero, or the result of (a) minus (b) where:

(a) is the death benefit as of the first day of the Policy Month, divided by 1.0032737; and

(b) is the Policy Value as of the first day of the Policy Month prior to deduction of monthly cost of insurance.

The rates for the cost of insurance are blended and based upon the Attained Age, sex, and Risk Classification of the Lives Insured.

Cost of insurance rates will generally increase with the age of each of the Lives Insured. The first year cost of insurance rate is guaranteed.

The cost of insurance rates reflect the Company's expectations as to future mortality experience. The rates may be re-determined from time to time on a basis which does not unfairly discriminate within the class of Lives Insured. In no event will the cost of insurance rates exceed the guaranteed rates set forth in the Policy except to the extent that an extra charge is imposed because of an additional rating applicable to the Lives Insured. After the first Policy Year, the cost of insurance will generally increase on each Policy Anniversary. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker/Non-Smoker Mortality Tables.

CHARGES FOR SUPPLEMENTARY BENEFITS

If the Policy includes Supplementary Benefits, a charge will be made applicable to such Supplementary Benefit.

MORTALITY AND EXPENSE RISK CHARGE

A monthly charge is assessed against the Policy Value equal to a percentage of the Policy Value. This charge is to compensate the Company for the mortality and expense risks it assumes under the Policy. The mortality risk assumed is that Lives Insured may live for a shorter period of time than the Company estimated. The expense risk assumed is that expenses incurred in issuing and administering the Policy will be greater than the Company estimated. The Company will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policy.

The charge varies by Policy Year as follows:

                                                                  CURRENT AND
                                                                  GUARANTEED
                                                               MONTHLY MORTALITY  EQUIVALENT ANNUAL
                                                                  AND EXPENSE       MORTALITY AND
 POLICY YEAR                                                     RISKS CHARGE       RISKS CHARGE
 -----------                                                     ------------       ------------
1-20......................................................           0.063%             0.75%
21+.......................................................           0.033%             0.40%

CHARGES FOR TRANSFERS

A charge of $25 will be imposed on each transfer in excess of twelve in a Policy Year, other than transfers made pursuant to the Dollar Cost Averaging or Asset Allocation Balancer programs.

REDUCTION IN CHARGES

The Policy is available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents, immediate family members of the foregoing, and employees or agents of Manufacturers Life and its subsidiaries. Manufacturers Life of America reserves the right to reduce any of the Policy's loads or charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which Manufacturers Life of America believes to be relevant to the expected reduction of its expenses.

Some of these reductions may be guaranteed and others may be subject to withdrawal or modification, on a uniform case basis.

Reductions in charges will not be unfairly discriminatory to any policyowners. Manufacturers Life of America may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.

In addition, groups and persons purchasing under a sponsored arrangement may apply for simplified underwriting. If simplified underwriting is granted, the cost of insurance charge may increase as a result of higher anticipated mortality experience.

SPECIAL PROVISIONS FOR EXCHANGES

The Company will permit owners of certain fixed life insurance policies issued either by the Company or Manufacturers Life Insurance Company (U.S.A.) to exchange their policies for the Policies described in this prospectus (and likewise, owners of policies described in this Prospectus may also exchange their Policies for certain fixed policies issued either by the Company or by Manufacturers Life Insurance Company (U.S.A)). Policyowners considering an exchange should consult their tax advisers as to the tax consequences of an exchange.

COMPANY TAX CONSIDERATIONS

At the present time, the Company makes no charge to the Separate Account for any federal, state, or local taxes that the Company incurs that may be attributable to such Account or to the Policies. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Separate Account or to the Policies.

POLICY VALUE

DETERMINATION OF THE POLICY VALUE

A Policy has a Policy Value, a portion of which is available to the policyowner by making a policy loan or partial withdrawal, or upon surrender of the Policy. The Policy Value may also affect the amount of the death benefit. The Policy Value at any time is equal to the sum of the values in the Investment Accounts, the Fixed Account, and the Loan Account.

INVESTMENT ACCOUNTS

An Investment Account is established under each Policy for each sub-account of the Separate Account to which net premiums or transfer amounts have been allocated. Each Investment Account under a Policy measures the interest of the Policy in the corresponding sub-account. The value of the Investment Account established for a particular sub-account is equal to the number of units of that sub-account credited to the Policy times the value of such units.

FIXED ACCOUNT

Amounts in the Fixed Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by Manufacturers Life of America. For a detailed description of the Fixed Account, see "The General Account -- Fixed Account".

LOAN ACCOUNT

Amounts borrowed from the Policy are transferred to the Loan Account. Amounts in the Loan Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate which is equal to the amount charged on the outstanding Policy Debt less the Loan Spread. For a detailed description of the Loan Account, see "Policy Loans -- Loan Account".

UNITS AND UNIT VALUES

CREDITING AND CANCELING UNITS

Units of a particular sub-account are credited to a Policy when net premiums are allocated to that sub-account or amounts are transferred to that sub-account. Units of a sub-account are canceled whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or canceled for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit on the Business Day on which the transaction occurs. The number of units credited with respect to a premium payment will be based on the applicable unit values for the Business Day on which the premium is received at the Service Office, except for any premiums received before the Effective Date. For premiums received before the Effective Date, the values will be determined on the Effective Date.

Units are valued at the end of each Business Day. When an order involving the crediting or canceling of units is received after the end of a Business Day, or on a day which is not a Business Day, the order will be processed on the basis of unit values determined on the next Business Day. Similarly, any determination of Policy Value, Investment Account value or death benefit to be made on a day which is not a Business Day will be made on the next Business Day.

UNIT VALUES

The value of a unit of each sub-account was initially fixed at $10.00. For each subsequent Business Day the unit value for that sub-account is determined by multiplying the unit value for the immediately preceding Business Day by the net investment factor for the that sub-account on such subsequent Business Day.

The net investment factor for a sub-account on any Business Day is equal to (a) divided by (b) where:

(a) is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of such Business Day before any policy transactions are made on that day; and

(b) is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of the immediately preceding Business Day after all policy transactions were made for that day;

The value of a unit may increase, decrease, or remain the same, depending on the investment performance of a sub-account from one Business Day to the next.

TRANSFERS OF POLICY VALUE

At any time, a policyowner may transfer Policy Value from one sub-account to another or to the Fixed Account. Transfer requests must be in writing in a format satisfactory to the Company, or by telephone if a currently valid telephone transfer authorization form is on file.

The Company reserves the right to impose limitations on transfers, including the maximum amount that may be transferred. In addition, transfer privileges are subject to any restrictions that may be imposed by the Trust.

While the Policy is in force, the policyowner may transfer the Policy Value from any of the Investment Accounts to the Fixed Account without incurring transfer charges:

(a) within eighteen months after the Issue Date; or

(b) within 60 days of the effective date of a material change in the investment objectives of any of the sub-accounts or within 60 days of the date of notification of such change, whichever is later.

TRANSFER CHARGES

A policyowner may make up to twelve transfers each Policy Year free of charge. Additional transfers in each Policy Year may be made at a cost of $25 per transfer. This charge will be deducted from the Investment Account or the Fixed Account to which the transfer is being made. All transfer requests received by the Company on the same Business Day are treated as a single transfer request.

Transfers under the Dollar Cost Averaging and Asset Allocation Balancer programs do not count against the number of free transfers permitted per Policy Year.

TRANSFERS INVOLVING FIXED ACCOUNT

The maximum amount that may be transferred from the Fixed Account in any one Policy Year is the greater of $500 or 15% of the Fixed Account Value at the previous Policy Anniversary. Any transfer which involves a transfer out of the Fixed Account may not involve a transfer to the Investment Account for the Money Market Trust.

TELEPHONE TRANSFERS

Although failure to follow reasonable procedures may result in the Company being liable for any losses resulting from unauthorized or fraudulent telephone transfers, Manufacturers Life of America will not be liable for following instructions communicated by telephone that the Company reasonably believes to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall consist of confirming that a valid telephone authorization form is on file, tape recording of all telephone transactions and providing written confirmation thereof.

DOLLAR COST AVERAGING

The Company will offer policyowners a Dollar Cost Averaging program. Under the Dollar Cost Averaging program the policyowner will designate an amount which will be transferred at predetermined intervals from one Investment Account into any other Investment Account(s) or the Fixed Account. Currently, no charge will be made for this program. If insufficient funds exist to effect a Dollar Cost Averaging transfer, the transfer will not be effected and the policyowner will be so notified.

The Company reserves the right to cease to offer this program as of 90 days after written notice is sent to the policyowner.

ASSET ALLOCATION BALANCER TRANSFERS

Under the Asset Allocation Balancer program the policyowner will designate an allocation of Policy Value among Investment Accounts. At six-month intervals beginning six months after the Policy Date, the Company will move amounts among the Investment Accounts as necessary to maintain the policyowner's chosen allocation. A change to the policyowner premium allocation instructions will automatically result in a change in Asset Allocation Balancer instructions so that the two are identical unless the policyowner either instructs Manufacturers of America otherwise or has elected the Dollar Cost Averaging program. Currently, there is no charge for this program; however, the Company reserves the right to institute a charge on 90 days' written notice to the policyowner.

The Company reserves the right to cease to offer this program as of 90 days after written notice is sent to the policyowner.

POLICY LOANS

At any time while this Policy is in force, a policyowner may borrow against the Policy Value of the Policy. The amount of any loan cannot exceed 90% of the Policy's Net Cash Surrender Value. The Policy serves as the only security for the loan. Policy loans may have tax consequences, see "Tax Treatment of Policy Benefits -- Policy Loan Interest."

LOAN VALUE

The Loan Value is equal to the Policy's Net Cash Surrender Value less the monthly deductions due to the next Policy Anniversary.

EFFECT OF POLICY LOAN

A policy loan will have an effect on future Policy Values, since that portion of the Policy Value in the Loan Account will increase in value at the crediting interest rate rather than varying with the performance of the underlying Portfolios or increasing in value at the rate of interest credited for amounts allocated to the Fixed Account. A policy loan may cause a Policy to be more susceptible to going into default since a policy loan will be reflected in the Net Cash Surrender Value. See "Lapse and Reinstatement." In addition, a policy loan may result in a Policy's failing to satisfy the No-Lapse Guarantee Cumulative Premium Test since the Policy Debt is subtracted from the sum of the premiums paid in determining whether this test is satisfied. Finally, a policy loan will affect the amount payable on the death of the last-to-die of the Lives Insured, since the death benefit is reduced by the Policy Debt at the date of death in arriving at the insurance benefit.

INTEREST CHARGED ON POLICY LOANS

Interest on the Policy Debt will accrue daily and be payable annually on the Policy Anniversary. The rate of interest charged will be an effective annual rate of 5.25%. If the interest due on a Policy Anniversary is not paid by the policyowner, the interest will be borrowed against the Policy.

The Policy will go into default at any time the Policy Debt exceeds the Policy Value. At least 61 days prior to termination, the Company will send the policyowner a notice of the pending termination. Payment of interest on the Policy Debt during the 61 day grace period will bring the policy out of default.

LOAN ACCOUNT

When a loan is made, an amount equal to the loan, discounted by 4%, will be deducted from the Investment Accounts or the Fixed Account and transferred to the Loan Account. The policyowner may designate how the amount to be transferred to the Loan Account is allocated among the accounts from which the transfer is to be made. In the absence of instructions, the amount to be transferred will be allocated to each account in the same proportion as the value in each Investment Account and the Fixed Account bears to the Net Policy Value. A transfer from an Investment Account will result in the cancellation of units of the underlying sub-account equal in value to the amount transferred from the Investment Account. However, since the Loan Account is part of the Policy Value, transfers made in connection with a loan will not change the Policy Value.

INTEREST CREDITED TO THE LOAN ACCOUNT

Interest will be credited to amounts in the Loan Account at an effective annual rate of at least 4.00%. The actual rate credited is equal to the rate of interest charged on the policy loan less the Loan Interest Credited Differential, which is currently 1.25% and is guaranteed not to exceed this amount.

LOAN REPAYMENTS

Policy Debt may be repaid in whole or in part at any time prior to the death of the last-to-die of the Lives Insured, provided that the Policy is in force. When a repayment is made, the amount is credited to the Loan Account and transferred to the Fixed Account or the Investment Accounts. Loan repayments will be allocated first to the Fixed Account until the associated Loan sub-account is reduced to zero and then to each Investment Account in the same proportion as the value in the corresponding Loan Sub-Account bears to the value of the Loan Account.

Amounts paid to the Company not specifically designated in writing as loan repayments will be treated as premiums.

POLICY SURRENDER AND PARTIAL WITHDRAWALS

POLICY SURRENDER

A Policy may be surrendered for its Net Cash Surrender Value at any time while the Life Insured is living. The Net Cash Surrender Value is equal to the Policy Value less any surrender charges and outstanding monthly deductions due (the "Cash Surrender Value") minus the Policy Debt. If there have been any prior Face Amount increases, the Surrender Charge will be the sum of the Surrender Charge for the Initial Face Amount plus the Surrender Charge for each increase. The Net Cash Surrender Value will be determined as of the end of the Business Day on which Manufacturers Life of America receives the Policy and a written request for surrender at its Service Office. After a Policy is surrendered, the insurance coverage and all other benefits under the Policy will terminate.

PARTIAL WITHDRAWALS

A policyowner may make a partial withdrawal of the Net Cash Surrender Value once each Policy Month after the first Policy Anniversary. The policyowner may specify the portion of the withdrawal to be taken from each Investment Account and the Fixed Account. In the absence of instructions, the withdrawal will be allocated among such accounts in the same proportion as the Policy Value in each account bears to the Net Policy Value. For information on Surrender Charges on a Partial Withdrawal see "Charges and Deductions -- Surrender Charges."

REDUCTION IN FACE AMOUNT DUE TO A PARTIAL WITHDRAWAL

If Death Benefit Option 1 is in effect when a partial withdrawal is made, the Face Amount of the Policy will be reduced by the amount of the withdrawal plus any applicable Surrender Charges.

If the death benefit is based upon the Policy Value times the minimum death benefit percentage set forth under "Death Benefit Minimum Death Benefit," the Face Amount will be reduced only to the extent that the amount of the withdrawal plus the portion of the Surrender Charge assessed exceeds the difference between the death benefit and the Face Amount. When the Face Amount of a Policy is based on one or more increases subsequent to issuance of the Policy, a reduction resulting from a partial withdrawal will be applied in the same manner as a requested decrease in Face Amount, i.e., against the Face Amount provided by the most recent increase, then against the next most recent increases successively and finally against the initial Face Amount.

LAPSE AND REINSTATEMENT

LAPSE

Unless the No-Lapse Guarantee is in effect, a Policy will go into default if at the beginning of any Policy Month the Policy's Net Cash Surrender Value would be zero or below after deducting the monthly deduction then due. Therefore, a Policy could lapse eventually if increases in Policy Value (prior to deduction of Policy charges) are not sufficient to cover Policy charges. A lapse could have adverse tax consequences as described under "Tax Treatment of the Policy -- Tax Treatment of Policy Benefits -- Surrender or Lapse." Manufacturers Life of America will notify the policyowner of the default and will allow a 61 day grace period in which the policyowner may make a premium payment sufficient to bring the Policy out of default. The required payment will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero on the date of default, plus the monthly deductions due at the date of default and payable at the beginning of each of the two Policy Months thereafter, plus any applicable premium load. If the required payment is not received by the end of the grace period, the Policy will terminate with no value.

NO-LAPSE GUARANTEE

In those states where it is permitted, as long as the No-Lapse Guarantee Cumulative Premium Test is satisfied during the No-Lapse Guarantee Period, as described below, the Company will guarantee that the Policy will not go into default, even if adverse investment experience or other factors should cause the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a Policy Month.

The Monthly No-Lapse Guarantee Premium is one-twelfth of the No-Lapse Guarantee Premium.

The No-Lapse Guarantee Premium is set at issue and reflects any Additional Rating and Supplementary Benefits, if applicable. It is subject to change if the face amount of the Policy is changed, if there is a Death Benefit Option change, or if there is any change in the supplementary benefits added to the Policy or in the risk classification of any Lives Insured because of a change in smoking status.

The No-Lapse Guarantee Period is fixed at ten years.

While the No-Lapse Guarantee is in effect, the Company will determine at the beginning of the Policy Month that the Policy would otherwise be in default, whether the No-Lapse Guarantee Cumulative Premium Test, described below, has been met. If it has not been satisfied, the Company will notify the policyowner of that fact and allow a 61-day grace period in which the policyowner may make a premium payment sufficient to keep the policy from going into default. This required payment, as described in the notification to the policyowner, will be equal to the lesser of:

(a) the outstanding premium requirement to satisfy the No-Lapse Guarantee Cumulative Premium Test at the date of default, plus the Monthly No-Lapse Guarantee Premium due for the next two Policy Months, or

(b) the amount necessary to bring the Net Cash Surrender Value to zero plus the monthly deductions due, plus the next two monthly deductions plus the applicable premium load.

If the required payment is not received by the end of the grace period, the No-Lapse Guarantee and the Policy will terminate.

NO-LAPSE GUARANTEE CUMULATIVE PREMIUM TEST

The No-Lapse Guarantee Cumulative Premium Test is satisfied if, as of the beginning of the Policy Month that the Policy would otherwise be in default, the sum of all premiums paid to date less any gross withdrawals and less any policy debt, is at least equal to the sum of the Monthly No-Lapse Guarantee Premiums due from the Policy Date to the date of the test.

DEATH DURING GRACE PERIOD

If the Life Insured should die during the grace period, the Policy Value used in the calculation of the death benefit will be the Policy Value as of the date of default and the insurance benefit will be reduced by any outstanding Monthly Deductions due at the time of death.

REINSTATEMENT

A policyowner can reinstate a Policy which has terminated after going into default at any time within 21 days following the date of termination without furnishing evidence of insurability, subject to the following conditions:

(a) All Lives Insured's risk classifications are standard or preferred, and

(b) All Lives Insured's Attained Ages are less than 46.

A policyowner can reinstate a Policy which has terminated after going into default at any time within the five-year period following the date of termination subject to the following conditions:

(a) Evidence of all Lives Insured's insurability, or on the survivor(s) who were insured at the end of the grace period, satisfactory to the Company is provided to the Company;

(b) A premium equal to the amount that was required to bring the Policy out of default immediately prior to termination, plus the next two monthly deductions;

(c) The Policy cannot be reinstated if any of the Lives Insured die after the Policy has terminated.

If the reinstatement is approved, the date of reinstatement will be the later of the date the Company approves the policyowner's request or the date the required payment is received at the Company's Service Office. In addition, any surrender charges will be reinstated to the amount they were at the date of default. The Policy Value on the date of reinstatement, prior to the crediting of any Net Premium paid on the reinstatement, will be equal to the Policy Value on the date the Policy terminated.

THE GENERAL ACCOUNT

The general account of Manufacturers Life of America consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, Manufacturers Life of America has sole discretion over the investment of the assets of the general account.

By virtue of exclusionary provisions, interests in the general account of Manufacturers Life of America have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the S.E.C. has not reviewed the disclosures in this prospectus relating to the general account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

FIXED ACCOUNT

A policyowner may elect to allocate net premiums to the Fixed Account or to transfer all or a portion of the Policy Value to the Fixed Account from the Investment Accounts. Manufacturers Life of America will hold the reserves required for any portion of the Policy Value allocated to the Fixed Account in its general account. Transfers from the Fixed Account to the Investment Accounts are subject to restrictions.

POLICY VALUE IN THE FIXED ACCOUNT

The Policy Value in the Fixed Account is equal to:

(a) the portion of the net premiums allocated to it; plus

(b) any amounts transferred to it; plus

(c) interest credited to it; less

(d) any charges deducted from it; less

(e) any partial withdrawals from it; less

(f) any amounts transferred from it.

INTEREST ON THE FIXED ACCOUNT

An allocation of Policy Value to the Fixed Account does not entitle the policyowner to share in the investment experience of the general account. Instead, Manufacturers Life of America guarantees that the Policy Value in the Fixed Account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of the general account. Consequently, if a policyowner pays the planned premiums, allocates all net premiums only to the general account and makes no transfers, partial withdrawals, or policy loans, the minimum amount and duration of the death benefit of the Policy will be determinable and guaranteed.

OTHER PROVISIONS OF THE POLICY

POLICYOWNER RIGHTS

Unless otherwise restricted by a separate agreement, the policyowner may:

- Vary the premiums paid under the Policy.
- Change the death benefit option.
- Change the premium allocation for future premiums.
- Transfer amounts between sub-accounts.
- Take loans and/or partial withdrawals.
- Surrender the contract.
- Transfer ownership to a new owner.
- Name a contingent owner that will automatically become owner if the policy-owner dies before the insured.
- Change or revoke a contingent owner.
- Change or revoke a beneficiary.

ASSIGNMENT OF RIGHTS

Manufacturers Life of America will not be bound by an assignment until it receives a copy of the assignment at its Service Office. Manufacturers Life of America assumes no responsibility for the validity or effects of any assignment.

BENEFICIARY

One or more beneficiaries of the Policy may be appointed by the policyowner by naming them in the application. Beneficiaries may be appointed in three classes -- primary, secondary, and final. Beneficiaries may also be revocable or irrevocable. Unless an irrevocable designation has been elected, the beneficiary may be changed by the policyowner during the Lives Insured lifetime by giving written notice to Manufacturers Life of America in a form satisfactory to the Company. The change will take effect as of the date such notice is signed. If the Life Insured dies and there is no surviving beneficiary, the policyowner, or the policyowner's estate if the policyowner is the Life Insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the Life Insured, the Company will pay the insurance benefit as if the beneficiary had died before the Life Insured.

INCONTESTABILITY

Manufacturers Life of America will not contest the validity of a Policy after it has been in force during any Lives Insured's lifetime for two years from the Issue Date. It will not contest the validity of an increase in Face Amount, after such increase or addition has been in force during the lifetime of the Lives Insured for two years. If a Policy has been reinstated and been in force during the lifetime of the Lives Insured for less than two years from the reinstatement date, the Company can contest any misrepresentation of a fact material to the reinstatement.

MISSTATEMENT OF AGE OR SEX

If the stated age or sex or both of any of the Lives Insured in the Policy are incorrect, Manufacturers Life of America will change the Face Amount so that the death benefit will be that which the most recent monthly charge for the cost of insurance would have purchased for the correct age and sex.

SUICIDE EXCLUSION

If any of the Lives Insured dies by suicide within two years after the Issue Date, the Policy will terminate and the Company will pay only the premiums paid less any partial Net Cash Surrender Value withdrawal and less any Policy Debt.

If any of the Lives Insured dies by suicide within two years after the effective date of an applied for increase in Face Amount, the Company will credit the amount of any Monthly Deductions taken for the increase and reduce the Face Amount to what it was prior to the increase. If the last death is by suicide, the Death Benefit for that increase will be limited to the Monthly Deductions taken for the increase.

The Company reserves the right to obtain evidence of the manner and cause of death of the Lives Insured.

SUPPLEMENTARY BENEFITS

Subject to certain requirements, one or more supplementary benefits may be added to a Policy, including the Estate Preservation Rider which provides additional term insurance at no extra charge during the first four Policy Years to protect against application of the "three year contemplation of death" rule and an option to split the Policy into two individual policies upon divorce, or certain federal tax law changes without evidence of insurability (the "Policy Split Option"). More detailed information concerning these supplementary benefits may be obtained from an authorized agent of the Company. The cost of any supplementary benefits will be deducted as part of the monthly deduction.

TAX TREATMENT OF THE POLICY

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "Service"). No representation is made as to the likelihood of continuation of the present federal income tax laws nor of the current interpretations by the Service. MANUFACTURERS LIFE OF AMERICA DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY POLICY OR ANY TRANSACTION REGARDING THE POLICIES.

The Policies may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of such Policies in any such arrangement, the value of which depends in part on the tax consequences, is contemplated, a qualified tax adviser should be consulted for advice on the tax attributes of the particular arrangement.

LIFE INSURANCE QUALIFICATION

There are several requirements that must be met for a Policy to be considered a Life Insurance Contract under the Internal Revenue Code, and thereby to enjoy the tax benefits of such a contract:

1. The Policy must satisfy the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986 (the "Code").

2. The investments of the Separate Account must be "adequately diversified" in accordance with Section 817(h) of the Code and Treasury Regulations.

3. The Policy must be a valid life insurance contract under applicable state law.

4. The Policyowner must not possess "incidents of ownership" in the assets of the Separate Account.

These four items are discussed in detail below.

DEFINITION OF LIFE INSURANCE

Section 7702 of the Code sets forth a definition of a life insurance contract for federal tax purposes. For a Policy to be a life insurance contract, it must satisfy either the cash value accumulation test or the guideline premium test. The cash value accumulation test requires a minimum death benefit for a given Policy Value. The guideline premium test also requires a minimum death benefit, but in addition limits the total premiums that can be paid into a Policy for a given amount of death benefit.

With respect to a Policy which is issued on the basis of a standard rate class, the Company believes (largely in reliance on IRS Notice 88-128 and the proposed mortality charge regulations under Section 7702, issued on July 5, 1991) that such a Policy should meet the Section 7702 definition of a life insurance contract.

With respect to a Policy that is issued on a substandard basis (i.e., a rate class involving higher-than-standard mortality risk), there is less guidance, in particular as to how mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. Thus it is not clear whether or not such a Policy would satisfy Section 7702, particularly if the policyowner pays the full amount of premiums permitted under the Policy.

The Secretary of the Treasury (the "Treasury") is authorized to prescribe regulations implementing Section 7702. However, while proposed regulations and other interim guidance have been issued, final regulations have not been adopted and guidance as to how Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such a Policy would not provide the tax advantages normally provided by a life insurance policy.

If it is subsequently determined that a Policy does not satisfy Section 7702, the Company may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, the Company reserves the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

DIVERSIFICATION

Section 817(h) of the Code requires that the investments of the Separate Account be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the Trust, intends to comply with the diversification requirements prescribed in Treas. Reg. Sec. 1.817-5, which affect how the Trust's assets are to be invested. The Company believes that the Separate Account will thus meet the diversification requirement, and the Company will monitor continued compliance with the requirement.

STATE LAW

State regulations require that the policyowner have appropriate insurable interest in the Life Insured. Failure to establish an insurable interest may result in the Policy not qualifying as a life insurance contract for federal tax purposes.

INVESTOR CONTROL

In certain circumstances, owners of variable life insurance Policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includible in the variable policyowner's gross income. The IRS has stated in published rulings that a variable policyowner will be considered the owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyowners may direct their investments to particular sub-accounts without being treated as owners of the underlying assets". As of the date of this prospectus, no such guidance has been issued.

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the policyowner has additional flexibility in allocating premium payments and Policy Values. These differences could result in an owner being treated as the owner of a pro-rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Policy as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

TAX TREATMENT OF POLICY BENEFITS

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes. The Company believes that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for federal income tax purposes.

Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, partial withdrawal, surrender, change in ownership, the addition of an accelerated death benefit rider, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each policyowner or beneficiary.

DEATH BENEFIT

The death benefit under the Policy should be excludible from the gross income of the beneficiary under Section 101(a)(1) of the Code.

CASH VALUES

Generally, the policyowner will not be deemed to be in constructive receipt of the Policy Value until there is a distribution. This includes additions attributable to interest, dividends, appreciation or gains realized on transfers among sub-accounts.

INVESTMENT IN THE POLICY

Investment in the Policy means:

(a) the aggregate amount of any premiums or other consideration paid for a Policy; minus

(b) the aggregate amount, other than loan amounts, received under the Policy which has been excluded from the gross income of the policyowner (except that the amount of any loan from, or secured by, a Policy that is a MEC, to the extent such amount has been excluded from gross income, will be disregarded); plus

(c) the amount of any loan from, or secured by a Policy that is a MEC to the extent that such amount has been included in the gross income of the policyowner.

The repayment of a policy loan, or the payment of interest on a loan, does not affect the Investment in the Policy.

SURRENDER OR LAPSE

Upon a complete surrender or lapse of a Policy, if the amount received plus the amount of Policy Debt exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax.

If, at the time of lapse, a Policy has a loan, the loan is extinguished and the amount of the loan is a deemed payment to the policyholder. If the amount of this deemed payment exceeds the investment in the contract, the excess is taxable income and is subject to Internal Revenue Service reporting requirements."

DISTRIBUTIONS

The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a "Modified Endowment Contract" or "MEC".

DISTRIBUTIONS FROM NON-MEC'S

A distribution from a non-MEC is generally treated as a tax-free recovery by the policyowner of the Investment in the Policy to the extent of such Investment in the Policy, and as a distribution of taxable income only to the extent the distribution exceeds the Investment in the Policy. Loans from, or secured by, a non-MEC are not treated as distributions. Instead, such loans are treated as indebtedness of the policyowner.

Force Outs

An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the policyowner in order for the Policy to continue to comply with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Changes include partial withdrawals and death benefit option changes.

DISTRIBUTIONS FROM MEC'S

Policies classified as MEC's will be subject to the following tax rules:

(a) First, all partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy Value immediately before the distribution over the Investment in the Policy at such time.

(b) Second, loans taken from or secured by such a Policy are treated as partial withdrawals from the Policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as a loan.

(c) Third, a 10% additional income tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:

    (i)   is made on or after the policyowner attains age 59-1/2;

    (ii)  is attributable to the policyowner becoming disabled; or

    (iii) is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and the policyowner's beneficiary.

These exceptions are not likely to apply in situations where the Policy is not owned by an individual.

Definition of Modified Endowment Contracts

Section 7702A establishes a class of life insurance contracts designated as "Modified Endowment Contracts," which applies to Policies entered into or materially changed after June 20, 1988.

In general, a Policy will be a Modified Endowment Contract if the accumulated premiums paid at any time during the first seven Policy Years exceed the "seven-pay premium limit". The seven-pay premium limit on any date is equal to the sum of the net level premiums that would have been paid on or before such date if the policy provided for paid-up future benefits after the payment of seven level annual premiums (the "seven-pay premium").

The rules relating to whether a Policy will be treated as a MEC are extremely complex and cannot be adequately described in the limited confines of this summary. Therefore, a current or prospective policyowner should consult with a competent adviser to determine whether a transaction will cause the Policy to be treated as a MEC.

Material Changes

A policy that is not a MEC may become a MEC if it is "materially changed". If there is a material change to the policy, the seven year testing period for MEC status is restarted. The material change rules for determining whether a Policy is a MEC are complex. In general, however, the determination of whether a Policy will be a MEC after a material change generally depends upon the relationship among the death benefit of the Policy at the time of such change, the Policy Value at the time of the change, and the additional premiums paid into the Policy during the seven years starting with the date on which the material change occurs.

Reductions in Face Amount

If there is a reduction in benefits during any Policy Year, the seven-pay premium limit is recalculated as if the policy had been originally issued at the reduced benefit level. Failure to comply would result in classification as a MEC regardless of any efforts by the Company to provide a payment schedule that will not violate the seven pay test.

Exchanges

A life insurance contract received in exchange for a MEC will also be treated as a MEC.

Processing of Premiums

If a premium is received which would cause the Policy to become a MEC within 23 days of the next Policy Anniversary, the Company will not apply the portion of the premium which would cause MEC status ("excess premium") to the Policy when received. The excess premium will be placed in a suspense account until the next anniversary date, at which point the excess premium, along with interest, earned on the excess premium at a rate of 3.5% from the date the premium was received, will be applied to the Policy. The policyowner will be advised of this action and will be offered the opportunity to have the premium credited as of the original date received or to have the premium returned. If the policyowner does not respond, the premium and interest will be applied to the Policy as of the first day of the next anniversary.

If a premium is received which would cause the Policy to become a MEC more than 23 days prior to the next Policy Anniversary, the Company will refund any excess premium to the policyowner. The portion of the premium which is not excess will be applied as of the date received. The policyowner will be advised of this action and will be offered the opportunity to return the premium and have it credited to the account as of the original date received.

Multiple Policies

All MEC's that are issued by a Company (or its affiliates) to the same policyowner during any calendar year are treated as one MEC for purposes of determining the amount includible in gross income under Section 72(e) of the Code.

POLICY LOAN INTEREST

Generally, personal interest paid on any loan under a Policy which is owned by an individual is not deductible. For policies purchased on or after January 1, 1996, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or is financially interested in the business carried on by the taxpayer will not be tax deductible unless the employee is a key person within the meaning of Section 264 of the Code. A deduction will not be permitted for interest on a loan under a Policy held on the life of a key person to the extent the aggregate of such loans with respect to contracts covering the key person exceed $50,000. The number of employees who can qualify as key persons depends in part on the size of the employer but cannot exceed 20 individuals.

Furthermore, if a non-natural person owns a Policy, or is the direct or indirect beneficiary under a Policy, section 264(f) of the Code disallows a pro-rata portion of the taxpayer's interest expense allocable to unborrowed Policy cash values attributable to insurance held on the lives of individuals who are not 20% (or more) owners of the taxpayer-entity, officers, employees, or former employees of the taxpayer.

The portion of the interest expense that is allocable to unborrowed Policy cash values is an amount that bears the same ratio to that interest expense as the taxpayer's average unborrowed Policy cash values under such life insurance policies bear to the average adjusted bases for all assets of the taxpayer.

If the taxpayer is not the Policyowner, but is the direct or indirect beneficiary under the Policy, then the amount of unborrowed cash value of the Policy taken into account in computing the portion of the taxpayer's interest expense allocable to unborrowed Policy cash values cannot exceed the benefit to which the taxpayer is directly or indirectly entitled under the Policy.

POLICY EXCHANGES

A policyowner generally will not recognize gain upon the exchange of a Policy for another life insurance policy issued by the Company or another insurance company, except to the extent that the policyowner receives cash in the exchange or is relieved of Policy indebtedness as a result of the exchange. In no event will the gain recognized exceed the amount by which the Policy Value (including any unpaid loans) exceeds the policyowner's Investment in the Policy.

OTHER TRANSACTIONS

A transfer of the Policy, a change in the owner, a change in the beneficiary, and certain other changes to the Policy, as well as particular uses of the Policy (including use in a so called "split-dollar" arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a qualified tax adviser. For instance, if the owner transfers the Policy or designates a new owner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the Death Benefit payable upon the death of the Insured may in certain circumstances be includible in taxable income to the extent that the Death Benefit exceeds the prior consideration paid for the transfer and any premiums or other amounts subsequently paid by the transferee. Further, in such a case, if the consideration received exceeds the transferor's Investment in the Policy, the difference will be taxed to the transferor as ordinary income.

Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the individual circumstances of each policyowner and beneficiary.

ALTERNATE MINIMUM TAX

Corporate owners may be subject to Alternate Minimum Tax on the annual increases in Cash Surrender Values and on the Death Benefit proceeds.

INCOME TAX REPORTING

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

(a) the value each year of the life insurance protection provided;

(b) an amount equal to any employer-paid premiums; or

(c) some or all of the amount by which the current value exceeds the employer's interest in the Policy.

Participants should consult with their tax adviser to determine the tax consequences of these arrangements.

OTHER INFORMATION

PAYMENT OF PROCEEDS

As long as the Policy is in force, Manufacturers Life of America will ordinarily pay any policy loans, surrenders, partial withdrawals or insurance benefit within seven days after receipt at its Service Office of all the documents required for such a payment. The Company may delay for up to six months the payment from the Fixed Account of any policy loans, surrenders, partial withdrawals, or insurance benefit. In the case of any such payments from any Investment Account, the Company may delay payment during any period during which
(i) the New York Stock Exchange is closed for trading (except for normal weekend and holiday closings), (ii) trading on the New York Stock Exchange is restricted, (iii) an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets or (iv) the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions described in (ii) and (iii) exist.

REPORTS TO POLICYOWNERS

Within 30 days after each Policy Anniversary, Manufacturers Life of America will send the policyowner a statement showing, among other things:

-   the amount of death benefit;

- the Policy Value and its allocation among the Investment Accounts, the Fixed Account and the Loan Account;

- the value of the units in each Investment Account to which the Policy Value is allocated;

-   the Policy Debt and any loan interest charged since the last report;

- the premiums paid and other Policy transactions made during the period since the last report; and

-   any other information required by law.

Each policyowner will also be sent an annual and a semi-annual report for the Trust which will include a list of the securities held in each Portfolio as required by the 1940 Act.

DISTRIBUTION OF THE POLICIES

ManEquity, Inc., an indirect wholly-owned subsidiary of Manufacturers Life, will act as the principal underwriter of, and continuously offer, the Policies pursuant to a Distribution Agreement with Manufacturers Life of America. ManEquity, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. ManEquity, Inc. is located at 200 Bloor Street East, Toronto, Ontario, Canada, M4W 1ES and was organized under the laws of Colorado on May 4, 1970. The directors of ManEquity, Inc. are: John Richardson, Roy Bubbs, Bruce Gordon, Gary Buchanan and

Douglas Myers. The officers of ManEquity, Inc. are: (i) Douglas Myers -- President, (ii) Gary Buchanan -- Vice President, Compliance, (iii) Thomas Reives -- Treasurer, (iv) Brian Buckley -- Secretary and General Counsel. The Policies will be sold by registered representatives of either ManEquity or other broker-dealers having distribution agreements with ManEquity who are also authorized by state insurance departments to do so.

A registered representative will receive commissions not to exceed 105% of premiums in the first year, 2% of all premiums paid in the second year and after, and after the second anniversary 0.15% of the Policy Value per year. Representatives who meet certain productivity standards with regard to the sale of the Policies and certain other policies issued by Manufacturers Life of America or Manufacturers Life will be eligible for additional compensation.

RESPONSIBILITIES OF MANUFACTURERS LIFE

Manufacturers Life and Manufacturers USA have entered into an agreement with ManEquity, Inc. pursuant to which Manufacturers Life or Manufacturers USA, on behalf of ManEquity, Inc. will pay the sales commissions in respect of the Policies and certain other policies issued by Manufacturers Life of America, prepare and maintain all books and records required to be prepared and maintained by ManEquity, Inc. with respect to the policies and such other policies, and send all confirmations required to be sent by ManEquity, Inc. with respect to the Policies and such other policies. ManEquity, Inc. will promptly reimburse Manufacturers Life or Manufacturers USA for all sales commissions paid by Manufacturers Life or Manufacturers USA and will pay Manufacturers Life or Manufacturers USA for its other services under the agreement in such amounts and at such times as agreed to by the parties.

Manufacturers Life and Manufacturers USA have also entered into a Service Agreement with Manufacturers Life of America pursuant to which Manufacturers Life and Manufacturers USA will provide to Manufacturers Life of America all issue, administrative, general services and recordkeeping functions on behalf of Manufacturers Life of America with respect to all of its insurance policies including the Policies.

Finally, Manufacturers Life of America may, from time to time in its sole discretion, enter into one or more reinsurance agreements with other life insurance companies under which policies issued by it may be reinsured, such that its total amount at risk under a policy would be limited for the life of an insured.

VOTING RIGHTS

As stated previously, all of the assets held in the sub-accounts of the Separate Account will be invested in shares of a particular Portfolio of the Trust. Manufacturers Life of America is the legal owner of those shares and as such has the right to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholders' meeting. However, Manufacturers Life of America will vote shares held in the sub-accounts in accordance with instructions received from policyowners having an interest in such sub-accounts. Shares held in each sub-account for which no timely instructions from policyowners are received, including shares not attributable to the Policies, will be voted by Manufacturers Life of America in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit Manufacturers Life of America to vote shares held in the Separate Account in its own right, it may elect to do so.

The number of shares in each sub-account for which instructions may be given by a policyowner is determined by dividing the portion of the Policy Value derived from participation in that sub-account, if any, by the value of one share of the corresponding Portfolio. The number will be determined as of a date chosen by Manufacturers Life of America, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the meeting.

Manufacturers Life of America may, if required by state officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Portfolios, or to approve or disapprove an investment management contract. In addition, the Company itself may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that Manufacturers Life of America reasonably disapproves such changes in accordance with applicable federal regulations. If Manufacturers Life of America does disregard voting instructions, it will advise policyowners of that action and its reasons for such action in the next communication to policyowners.

SUBSTITUTION OF PORTFOLIO SHARES

It is possible that in the judgment of the management of Manufacturers Life of America, one or more of the Portfolios may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulation, because the shares are no longer available for investment, or for some other reason. In that event, Manufacturers Life of America may seek to substitute the shares of another Portfolio or of an entirely different mutual fund. Before this can be done, the approval of the S.E.C. and one or more state insurance departments may be required.

Manufacturers Life of America also reserves the right (i) to combine other separate accounts with the Separate Account, (ii) to create new separate accounts, (iii) to establish additional sub-accounts within the Separate Account to invest in additional portfolios of the Trust or another management investment company, (iv) to eliminate existing sub-accounts and to stop accepting new allocations and transfers into the corresponding portfolio, (v) to combine sub-accounts or to transfer assets in one sub-account to another sub-account or
(vi) to transfer assets from the Separate Account to another separate account and from another separate account to the Separate Account. The Company also reserves the right to operate the Separate Account as a management investment company or other form permitted by law, and to de-register the Separate Account under the 1940 Act. Any such change would be made only if permissible under applicable federal and state law.

RECORDS AND ACCOUNTS

The Service Office will perform administrative functions, such as decreases, increases, surrenders and partial withdrawals, and fund transfers on behalf of the Company.

All records and accounts relating to the Separate Account and the Portfolios will be maintained by the Company. All financial transactions will be handled by the Company. All reports required to be made and information required to be given will be provided by the Company.

STATE REGULATIONS

Manufacturers Life of America is subject to the regulation and supervision by the Michigan Department of Insurance, which periodically examines its financial condition and operations. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. The Policies have been filed with insurance officials, and meet all standards set by law, in each jurisdiction where they are sold.

Manufacturers Life of America is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

LITIGATION

No litigation is pending that would have a material effect upon the Separate Account or the Trust.


INDEPENDENT AUDITORS

The consolidated financial statements of Manufacturers Life Insurance Company of America and Separate Account Three of The Manufacturers Life Insurance Company of America at December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, are included in reliance upon such reports given upon the authority of such firm as experts in auditing and accounting.


FURTHER INFORMATION

A registration statement under the Securities Act of 1933 has been filed with the S.E.C. relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained from the SEC's principal office in Washington D.C. upon payment of the prescribed fee. The Commission also maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the Commission which is located at http://www.sec.gov.

For further information you may also contact Manufacturers Life of America's Home Office, the address and telephone number of which are on the first page of the prospectus.


OFFICERS AND DIRECTORS

                                    Position with
                                    Manufacturers Life
Name                                of America                       Principal Occupation
----                                ----------                       --------------------
Sandra M. Cotter (36)               Director                         Attorney, Dykema Gosset, PLLC, 1989 to present.
                                    (since December 1992)

James D. Gallagher (44)             Director (since May 1996),       Vice President, Secretary and General Counsel,
                                    Secretary and                    The Manufacturers Life Insurance Company (USA),
                                    General Counsel                  January 1997 to present; Secretary and General
                                                                     Counsel, Manufacturers Adviser Corporation,
                                                                     January 1997 to present; Vice President, Legal
                                                                     Services - U.S. Operations, The Manufacturers
                                                                     Life Insurance Company, January 1996 to
                                                                     present; Vice President, Secretary and General
                                                                     Counsel, The Manufacturers Life Insurance
                                                                     Company of North America , 1994 to present;
                                                                     Vice President and Associate General Counsel,
                                                                     The Prudential Insurance Company of America,
                                                                     1991 to 1994.

Theodore Kilkuskie, Jr. (43)        Director (since May 1996)        Senior Vice President, U.S. Annuities, The
                                                                     Manufacturers Life Insurance Company, January
                                                                     1999 to present; President, The Manufacturers
                                                                     Life Insurance Company of North America,
                                                                     January 1999 to present; Senior Vice
                                                                     President, U.S. Individual Insurance, The
                                                                     Manufacturers Life Insurance Company, August
                                                                     1998 to December 1998; Vice President, U.S.
                                                                     Individual Insurance, The Manufacturers Life
                                                                     Insurance Company, June 1995 to February 1998;
                                                                     Executive Vice President, Mutual Fund Sales &
                                                                     Marketing, State Street Research, March 1994
                                                                     to June 1995.

James O'Malley (52)                 Director (since November 1998)   Senior Vice President, U.S. Pensions, The
                                                                     Manufacturers Life Insurance Company, January
                                                                     1999 to present; Vice President, Systems New
                                                                     Business Pensions, The Manufacturers Life
                                                                     Insurance Company,  1984 to December 1998.

Joseph J. Pietroski (60)            Director (since July 1992)       Senior Vice President, General Counsel and
                                                                     Corporate Secretary, The Manufacturers Life
                                                                     Insurance Company, 1988 to present.

John D. Richardson (61)             Chairman and Director            Senior Executive Vice President, The
                                    (since January 1995)             Manufacturers Life Insurance Company; January
                                                                     1999 to present; Executive Vice

                                                                     President, U.S. Operations, The Manufacturers
                                                                     Life Insurance Company, November 1995 to
                                                                     December 1998; Senior Vice President and
                                                                     General Manager, U.S. Operations, The
                                                                     Manufacturers Life Insurance Company, January
                                                                     1995 to October 1997; Senior Vice President
                                                                     and General Manager, Canadian Operations, The
                                                                     Manufacturers Life Insurance Company, June
                                                                     1992 to December 1994.

Victor Apps (51)                    Vice President, Asia             Executive Vice President, Asia Operations, The
                                                                     Manufacturers Life Insurance Company, November
                                                                     1997 to present; Senior Vice President and
                                                                     General Manager, Greater China Division, The
                                                                     Manufacturers Life Insurance Company, 1995 to
                                                                     1997; Vice President and General Manager,
                                                                     Greater China Division, The Manufacturers Life
                                                                     Insurance Company, 1993 to 1995; International
                                                                     Vice President, Asia Pacific Division, The
                                                                     Manufacturers Life Insurance Company, 1988 to
                                                                     1993.

Felix Chee (52)                     Vice President, Investments      Executive Vice President ,The Manufacturers
                                                                     Life Insurance Company; November 1997 to
                                                                     present, Chief Investment Officer, The
                                                                     Manufacturers Life Insurance Company, June 1997
                                                                     to present, Senior Vice President and
                                                                     Treasurer, The Manufacturers Life Insurance
                                                                     Company, August 1994 to May 1997; Vice
                                                                     President and Treasurer, The Manufacturers Life
                                                                     Insurance Company, October 1993 to July 1994.

Robert A. Cook (44)                 Vice President, Marketing        Senior Vice President, U.S. Individual
                                                                     Insurance, The Manufacturers Life Insurance
                                                                     Company, January 1999 to present; Vice
                                                                     President, Product Management, The
                                                                     Manufacturers Life Insurance Company, 1996 to
                                                                     December 1998; Sales and Marketing Director,
                                                                     The Manufacturers Life Insurance Company, 1994
                                                                     to 1995.

Hugh C. McHaffie (40)               Vice President                   Vice President, Product Development, U.S.
                                                                     Annuities, The Manufacturers Life Insurance
                                                                     Company, January 1996 to present; Vice
                                                                     President U.S. Annuities, The Manufacturers
                                                                     Life Insurance Company of North America,
                                                                     September 1996 to present; Vice President,
                                                                     Product Actuary, The Manufacturers Life
                                                                     Insurance Company of North America, August 1994
                                                                     to September 1996; Product Development
                                                                     Executive, The Manufacturers Life Insurance
                                                                     Company of North America, August 1990 to August
                                                                     1994.

Douglas H. Myers (44)               Vice President, Finance and      President, ManEquity, Inc., April 1994 to

                                    Compliance, Controller           present; Assistant Vice President and
                                                                     Controller, U.S. Operations, The Manufacturers
                                                                     Life Insurance Company, 1988 to present.

John G. Vrysen (43)                 Vice President, Appointed        Chief Financial Officer and Treasurer,
                                    Actuary                          Manulife-Wood Logan Holding Co., Inc., January
                                                                     1996 to present; Vice President and Chief
                                                                     Financial Officer, U.S. Operations, The
                                                                     Manufacturers Life Insurance Company, January
                                                                     1996 to present; Vice President and Chief
                                                                     Actuary, The Manufacturers Life Insurance
                                                                     Company of New York, March 1992 to present;
                                                                     Vice President and Chief Actuary, The
                                                                     Manufacturers Life Insurance Company of North
                                                                     America, January 1986 to present.

Jean Wong (35)                      Vice President and Treasurer     Vice President and Chief Accountant, U.S.
                                                                     Division, The Manufacturers Life Insurance
                                                                     Company, May 1998 to present; Chief Accountant,
                                                                     U.S. Division, The Manufacturers Life Insurance
                                                                     Company, July 1996 to May 1998; Director,
                                                                     Finance and Administration, Star Data Systems
                                                                     Inc., December 1995 to July 1996; Vice
                                                                     President and Chief Financial Officer,
                                                                     Primerica Financial Services, June 1993 to
                                                                     December 1995.

IMPACT OF YEAR 2000

The Company makes extensive use of information systems in the operations of its various businesses, including for the exchange of financial data and other information with customers, suppliers and other counterparties. The Company also uses software and information systems provided by third parties in its accounting, business and investment systems.

The Year 2000 risk, as it is commonly known, is the result of computer programs being written suing two digits, rather than four, to define the applicable year. Any of the Company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the Year 2000. This could result in systems failures or miscalculations causing disruptions of operations, including among other things, a temporary inability to process transactions, send premium billing notices, make claims payments or engage in other normal business activities.

The systems used by the company have been assessed as part of a comprehensive written plan conducted by The Manufacturers Life Insurance Company (collectively with its subsidiaries, "Manulife Financial"), to ensure that computer systems and processes of Manulife Financial and its subsidiaries and affiliates, including the Company, will continue to perform through the end of this century and in the next.

In 1996, in order to make Manulife Financial's systems Year 2000 compliant, a program was instituted to modify or replace both Manulife Financial's information technology systems ("IT systems") and embedded technology systems "Non-IT systems"). The phases of this program include (I) an inventory and assessment of all systems to determine which are critical, (ii) planning and designing the required modifications and replacements, (iii) making these modifications and replacements, (iv) testing modified or replaced systems, (v) redeploying modified or replaced systems and (vi) final management review and certification. For most IT and Non-IT systems identified as critical, certification has been completed for the company. Of those systems classified as critical, management believes that over 99% were Year 2000 compliant at the end of 1998. Management continues to focus attention on the remaining 1% of critical systems. Those that affect the Company are expected to be compliant by the end of the first quarter in 1999. Management believes that the Company's non-critical systems will be Year 2000 compliant by the end of the first quarter 1999.

In addition to efforts directed at Manulife Financial's own systems, Manulife Financial is presently consulting vendors, customers, and other third parties with which it deals in an effort to ensure that no material aspect of Manulife Financial's operations will be hindered by Year 2000 problems of these third parties. This process includes providing third parties with questionnaires regarding the state of their Year 2000 readiness and, where possible or where appropriate, conducting further due diligence activities.

     Manulife Financial recognizes the importance of preparing for the change to the Year 2000 and, in January 1999, commenced preparation of contingency plans, in the event that Manulife Financial's year 2000 program has not fully resolved its Year 2000 issues. The Year 2000 Project Management Office for Manulife Financial's U.S. division is coordinating the preparation of the Year 2000 contingency plan on behalf of U.S. Division affiliates and subsidiaries. Contingency planning is targeted for completion by mid-1999.


Management currently believes that, with modifications to existing software and conversions to new software, the Year 2000 risk will not pose significant operations problems for Manulife Financial's computer systems. As part of the Year 2000 program, critical systems were "time-shift" tested in the year 2000 and beyond to confirm that they will continue to function properly before, during and after the change to the Year 2000. However, there can be no assurance that Manulife Financial's Year 2000 program, including consulting third parties and its contingency planning, will avoid any material adverse effect on Manulife Financial's operations, customer relations or financial condition. Manulife Financial estimates the total cost of its Year 2000 program will be approximately $59 million, of which $49.5 million has been incurred through December 31, 1998; however, there can be no assurance that the actual cost incurred will not be materially higher than such estimate. Most costs will be expensed as incurred; however, those costs attributed to the purchase of new software and hardware will generally be capitalized. The total cost of the Year 2000 program is not expected to have a material effect on Manulife Financial's net operating income.


ILLUSTRATIONS

The tables set forth in Appendix A illustrate the way in which a Policy's Death Benefit, Policy Value, and Cash Surrender Value could vary over an extended period of time.

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                              Financial Statements

                       Three years ended December 31, 1998






                                    CONTENTS


Report of Independent Auditors.................................................
Audited Financial Statements
Statement of Assets and Liabilities............................................
Statements of Operations.......................................................
Statements of Changes in Net Assets............................................
Notes to Financial Statements..................................................

                         Report of Independent Auditors


To the Board of Directors
The Manufacturers Life Insurance
    Company of America

We have audited the accompanying statement of assets and liabilities of Separate Account Three of The Manufacturers Life Insurance Company of America as of December 31, 1998 and the related statements of operations and changes in net assets for each of the periods presented therein. These financial statements are the responsibility of The Manufacturers Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Separate Account Three of The Manufacturers Life Insurance Company of America at December 31, 1998, and the results of its operations and the changes in its net assets for each of the periods presented therein, in conformity with generally accepted accounting principles.



Philadelphia, Pennsylvania
February 4, 1999

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                       Statement of Assets and Liabilities

                                December 31, 1998

                                                                                          SUB-ACCOUNT       NET ASSET
                                                                           NET ASSET         UNITS          VALUE PER
                                                                             VALUE        OUTSTANDING         UNIT
                                                                          -------------   ------------      ---------
ASSETS
Investment in Manufacturers Investment Trust--at market value:
   Emerging Growth Trust, 2,802,542 shares (cost $62,104,620)             $  66,756,555   $  1,547,427      $   43.14
   Quantitative Equity Trust, 2,069,537 shares (cost $38,807,860)            52,193,727       1,202,134         43.42
   Real Estate Securities Trust, 1,536,662 shares (cost $24,594,352)         22,696,503         689,209         32.93
   Balanced Trust, 2,589,172 shares (cost $43,897,491)                       50,229,936       1,674,992         29.99
   Capital Growth Bond Trust, 1,757,260 shares (cost $19,935,560)            21,245,278         929,261         22.86
   Money Market Trust, 3,170,806 shares (cost $31,708,063)                   31,708,063       1,731,857         18.31
   International Stock Trust, 1,585,335 shares (cost $18,934,357)            20,577,642       1,473,246         13.97
   Pacific Rim Emerging Markets Trust, 822,886 shares (cost $5,198,434)       5,620,314         772,206          7.28
   Equity Index Trust, 2,839,061 shares (cost $37,536,543)                   43,806,714       2,221,635         19.72
   Equity Trust, 1,257,356 shares (cost $25,523,708)                         24,493,286       1,651,448         14.83
   Value Equity Trust, 1,044,760 shares (cost $16,442,598)                   18,575,830       1,154,317         16.09
   Growth and Income Trust, 1,165,238 shares (cost $26,765,264)              33,127,715       1,678,270         19.74
   U.S. Government Securities Trust, 239,148 shares (cost $3,198,130)         3,305,023         276,793         11.94
   Conservative Asset Allocation Trust, 80,313 shares (cost $925,126)           950,102          73,213         12.98
   Moderate Asset Allocation Trust, 234,294 shares (cost $2,942,382)          3,125,486         218,986         14.27
   Aggressive Asset Allocation Trust, 237,596 shares (cost $3,281,821)        3,625,719         233,924         15.50
   International Small Cap Trust, 176,272 shares (cost $2,492,390)            2,693,435         190,424         14.14
   Blue Chip Growth Trust, 566,488 shares (cost $8,957,998)                  10,717,944         519,809         20.62
   Science & Technology Trust, 252,885 shares (cost $3,476,302)               4,936,311         244,906         20.16
   Pilgram Baxter Growth Trust, 122,992 shares (cost $1,528,419)              1,603,809         105,774         15.16
   Small/Mid Cap Trust, 296,586 shares (cost $5,033,231)                      5,863,507         299,424         19.58
   Worldwide Growth Trust, 71,291 shares (cost $1,065,955)                    1,080,064          72,735         14.85
   Global Equity Trust, 208,185 shares (cost $3,996,239)                      4,242,810         259,150         16.37
   Growth Trust, 329,119 shares (cost $6,264,920)                             6,746,944         363,585         18.56
   Value Trust, 253,715 shares (cost $3,817,475)                              3,567,228         251,058         14.21
   International Growth and Income Trust, 124,135 shares (cost                1,405,214         104,239         13.48
   $1,357,908)
   High Yield Trust, 162,690 shares (cost $2,211,281)                         2,101,957         147,641         14.24
   Strategic Bond Trust, 247,629 shares (cost $2,962,146)                     2,902,215         210,298         13.80
   Global Government Bond Trust, 46,669 shares (cost $634,469)                  640,768          45,061         14.22
   Investment Quality Bond Trust, 114,782 shares (cost $1,396,240)            1,430,181          96,815         14.77
   Lifestyle Aggressive 1000 Trust, 288,431 shares (cost $3,929,209)          3,862,092         257,160         15.02
   Lifestyle Growth 820 Trust, 1,150,754 shares (cost $15,767,114)           15,857,396       1,049,185         15.11
   Lifestyle Balanced 640 Trust, 422,244 shares (cost $5,614,581)             5,696,069         382,101         14.91
   Lifestyle Moderate 460 Trust, 48,767 shares (cost $658,448)                  678,344          44,619         15.20
   Lifestyle Conservative 280 Trust, 7,984 shares (cost $102,293)               108,017           7,151         15.11
   Small Company Value Trust, 32,243 shares (cost $355,941)                     366,605          42,981          8.53
                                                                          -------------
Net assets                                                                $ 478,538,803
                                                                          =============


See accompanying notes.

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                            Statements of Operations






                                                                               EMERGING GROWTH
                                                                                  SUB-ACCOUNT
                                                                -------------------------------------------------
                                                                 YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                                 DEC. 31/98        DEC. 31/97         DEC. 31/96
                                                                -----------        -----------        -----------
Net investment income:
   Dividend income                                              $   995,471        $        --        $ 7,702,014
                                                                -----------        -----------        -----------

Realized and unrealized gain (loss) on investments:
   Realized gain (loss) from security transactions:
       Proceeds from sales                                        6,100,016          7,107,331          4,088,127
       Cost of securities sold                                    4,854,772          5,908,528          3,518,688
                                                                -----------        -----------        -----------
   Net realized gain (loss)                                       1,245,244          1,198,803            569,439
                                                                -----------        -----------        -----------

   Unrealized appreciation (depreciation) of investments:
       Beginning of year                                          6,743,875         (1,640,500)         4,794,911
       End of year                                                4,651,935          6,743,875         (1,640,500)
                                                                -----------        -----------        -----------
   Net unrealized appreciation (depreciation)
    during the year                                              (2,091,940)         8,384,375         (6,435,411)
                                                                -----------        -----------        -----------

Net realized and unrealized gain (loss) on
   investments                                                     (846,696)         9,583,178         (5,865,972)
                                                                -----------        -----------        -----------

Net increase (decrease) in net assets derived
from operations                                                 $   148,775        $ 9,583,178        $ 1,836,042
                                                                ===========        ===========        ===========


                                                                                QUANTITATIVE EQUITY
                                                                                     SUB-ACCOUNT
                                                                    ----------------------------------------------
                                                                    YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                                    DEC. 31/98        DEC. 31/97       DEC. 31/96
                                                                    -----------       ----------       -----------
Net investment income:
   Dividend income                                                  $ 5,169,494       $       --       $ 4,240,752
                                                                    -----------       ----------       -----------

Realized and unrealized gain (loss) on investments:
   Realized gain (loss) from security transactions:
       Proceeds from sales                                            4,267,545        3,096,117         1,222,403
       Cost of securities sold                                        2,650,426        2,122,759           976,262
                                                                    -----------       ----------       -----------
   Net realized gain (loss)                                           1,617,119          973,358           246,141
                                                                    -----------       ----------       -----------

   Unrealized appreciation (depreciation) of investments:
       Beginning of year                                              9,470,255        1,534,960         2,295,941
       End of year                                                   13,385,867        9,470,255         1,534,960
                                                                    -----------       ----------       -----------
   Net unrealized appreciation (depreciation)
    during the year                                                   3,915,612        7,935,295          (760,981)
                                                                    -----------       ----------       -----------

Net realized and unrealized gain (loss) on
   investments                                                        5,532,731        8,908,653          (514,840)
                                                                    -----------       ----------       -----------

Net increase (decrease) in net assets derived
 from operations                                                    $10,702,225       $8,908,653       $ 3,725,912
                                                                    ===========       ==========       ===========



* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes.

           REAL ESTATE SECURITIES                         BALANCED                               CAPITAL GROWTH BOND
                SUB-ACCOUNT                               SUB-ACCOUNT                                SUB-ACCOUNT
--------------------------------------     ---------------------------------------      ---------------------------------------
 YEAR ENDED    YEAR ENDED   YEAR ENDED      YEAR ENDED    YEAR ENDED   YEAR ENDED       YEAR ENDED   YEAR ENDED     YEAR ENDED
 DEC. 31/98    DEC. 31/97   DEC. 31/96      DEC. 31/98    DEC. 31/97   DEC. 31/96       DEC. 31/98   DEC. 31/97     DEC. 31/96
-----------    ----------   ----------     -----------    ----------   -----------      ----------   -----------    -----------


$ 3,092,425    $       --   $2,776,056     $ 5,710,136    $       --   $ 4,478,042      $1,051,960   $        --    $   864,430
-----------    ----------   ----------     -----------    ----------   -----------      ----------   -----------    -----------




  2,650,837     1,134,797      660,261       3,244,479     4,291,414     1,836,560       3,019,340     1,876,127      1,292,420
  2,269,138       898,569      631,891       2,557,957     3,671,860     1,674,031       2,667,419     1,866,847      1,363,232
-----------    ----------   ----------     -----------    ----------   -----------      ----------   -----------    -----------
    381,699       236,228       28,370         686,522       619,554       162,529         351,921         9,280        (70,812)
-----------    ----------   ----------     -----------    ----------   -----------      ----------   -----------    -----------



  5,819,408     2,155,063      748,034       6,626,044       958,041     2,693,376       1,199,605      (223,171)       153,798
 (1,897,849)    5,819,409    2,155,063       6,332,445     6,626,043       958,041       1,309,718     1,199,605       (223,171)
-----------    ----------   ----------     -----------    ----------   -----------      ----------   -----------    -----------

 (7,717,257)    3,664,346    1,407,029        (293,599)    5,668,002    (1,735,335)        110,113     1,422,776       (376,969)
-----------    ----------   ----------     -----------    ----------   -----------      ----------   -----------    -----------


 (7,335,558)    3,900,574    1,435,399         392,923     6,287,556    (1,572,806)        462,034     1,432,056       (447,781)
-----------    ----------   ----------     -----------    ----------   -----------      ----------   -----------    -----------


$(4,243,133)   $3,900,574   $4,211,455     $ 6,103,059    $6,287,556   $ 2,905,236      $1,513,994   $ 1,432,056    $   416,649
===========    ==========   ==========     ===========    ==========   ===========      ==========   ===========    ===========

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                      Statements of Operations (continued)




                                                                 MONEY MARKET                        INTERNATIONAL STOCK
                                                                 SUB-ACCOUNT                             SUB-ACCOUNT
                                                   ----------------------------------------   ----------------------------------
                                                    YEAR ENDED   YEAR ENDED     YEAR ENDED    YEAR ENDED  YEAR ENDED  YEAR ENDED
                                                    DEC. 31/98   DEC. 31/97     DEC. 31/96    DEC. 31/98  DEC. 31/97  DEC. 31/96
                                                   -----------  ------------   ------------   ----------  ----------  ----------
Net investment income:
   Dividend income                                 $ 1,481,440  $  1,159,280   $  1,505,315   $  313,529  $ 209,753   $248,736
                                                   -----------  ------------   ------------   ----------  ---------   --------

Realized and unrealized gain (loss) on
     investments:
   Realized and unrealized gain (loss) from
     security transactions:
       Proceeds from sales                          55,917,389    18,425,413     17,344,859    4,550,901    780,310    289,302
       Cost of securities sold                      55,917,389    19,340,111     16,936,049    3,876,157    656,813    250,445
                                                   -----------  ------------   ------------   ----------  ---------   --------
   Net realized gain (loss)                                 --      (914,698)       408,810      674,744    123,497     38,857
                                                   -----------  ------------   ------------   ----------  ---------   --------

   Unrealized appreciation (depreciation) of
     investments:
       Beginning of year                                    --      (914,724)       233,720      131,809    450,565     99,777
       End of year                                          --             1       (914,724)   1,643,285    131,811    450,565
                                                   -----------  ------------   ------------   ----------  ---------   --------
   Net unrealized appreciation (depreciation)
     during the year                                        --       914,725     (1,148,444)   1,511,476   (318,754)   350,788
                                                   -----------  ------------   ------------   ----------  ---------   --------

Net realized and unrealized gain (loss) on
   investments                                              --            27       (739,634)   2,186,220   (195,257)   389,645
                                                   -----------  ------------   ------------   ----------  ---------   --------

Net increase (decrease) in net assets derived
from operations                                    $ 1,481,440  $  1,159,307   $    765,681   $2,499,749  $  14,496   $638,381
                                                   ===========  ============   ============   ==========  =========   ========

* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes.

       PACIFIC RIM EMERGING MARKETS
                SUB-ACCOUNT                       EQUITY INDEX SUB-ACCOUNT                   EQUITY SUB-ACCOUNT
----------------------------------------   --------------------------------------   ----------------------------------------
 YEAR ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED*  YEAR ENDED     YEAR ENDED   PERIOD ENDED*
 DEC. 31/98     DEC. 31/97    DEC. 31/96   DEC. 31/98   DEC. 31/97    DEC. 31/96    DEC. 31/98     DEC. 31/97   DEC. 31/96
-----------    -----------    ----------   ----------   -----------  ------------   -----------    ----------   ------------

$        --    $    12,667    $ 239,201    $1,392,501   $ 2,468,634    $ 449,782    $ 3,871,537    $2,150,334   $  26,181
-----------    -----------    ---------    ----------   -----------    ---------    -----------    ----------   ---------




  4,347,338      1,556,257      443,740     2,890,323     1,982,591      231,179      1,483,382     1,891,337      54,581
  6,967,881      1,571,876      374,390     2,287,244     1,529,141      214,759      1,636,220     1,889,551      56,756
-----------    -----------    ---------    ----------   -----------    ---------    -----------    ----------   ---------
 (2,620,543)       (15,619)      69,350       603,079       453,450       16,420       (152,838)        1,786      (2,175)
-----------    -----------    ---------    ----------   -----------    ---------    -----------    ----------   ---------



 (2,120,318)        67,813       88,856       488,049       (46,898)          --        737,427       495,686          --
    421,880     (2,120,317)      67,813     6,270,171       488,048      (46,898)    (1,030,422)      737,427     495,686
-----------    -----------    ---------    ----------   -----------    ---------    -----------    ----------   ---------

  2,542,198     (2,188,130)     (21,043)    5,782,122       534,946      (46,898)    (1,767,849)      241,741     495,686
-----------    -----------    ---------    ----------   -----------    ---------    -----------    ----------   ---------


    (78,345)    (2,203,749)      48,307     6,385,201       988,396      (30,478)    (1,920,687)      243,527     493,511
-----------    -----------    ---------    ----------   -----------    ---------    -----------    ----------   ---------


$   (78,345)   $(2,191,082)   $ 287,508    $7,777,702   $ 3,457,030    $ 419,304    $ 1,950,850    $2,393,861   $ 519,692
===========    ===========    =========    ==========   ===========    =========    ===========    ==========   =========

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                      Statements of Operations (continued)





                                                       VALUE EQUITY SUB-ACCOUNT              GROWTH AND INCOME SUB-ACCOUNT
                                                --------------------------------------   --------------------------------------
                                                YEAR ENDED   YEAR ENDED   PERIOD ENDED*  YEAR ENDED   YEAR ENDED  PERIOD ENDED*
                                                DEC. 31/98   DEC. 31/97    DEC. 31/96    DEC. 31/98   DEC. 31/97   DEC. 31/96
                                                ----------   ----------   ------------   ----------   ----------  -------------
Net investment income:
   Dividend income                              $  976,745   $1,127,557     $  8,790     $1,500,080   $  556,761   $  1,952
                                                ----------   ----------     --------     ----------   ----------   --------

Realized and unrealized gain (loss) on
  investments:
   Realized and unrealized gain (loss) from
    security transactions:
       Proceeds from sales                       1,391,651    1,288,325      438,548      2,830,806    3,054,342     82,474
       Cost of securities sold                   1,104,171    1,107,952      417,223      2,030,090    2,467,777     77,312
                                                ----------   ----------     --------     ----------   ----------   --------
   Net realized gain (loss)                        287,480      180,373       21,325        800,716      586,565      5,162
                                                ----------   ----------     --------     ----------   ----------   --------

   Unrealized appreciation (depreciation)
     of investments:
       Beginning of year                         1,914,865      364,883           --      2,511,120      405,558         --
       End of year                               2,133,232    1,914,865      364,883      6,362,451    2,511,120    405,558
                                                ----------   ----------     --------     ----------   ----------   --------
   Net unrealized appreciation (depreciation)
     during the year                               218,367    1,549,982      364,883      3,851,331    2,105,562    405,558
                                                ----------   ----------     --------     ----------   ----------   --------

Net realized and unrealized gain (loss) on
   investments                                     505,847    1,730,355      386,208      4,652,047    2,692,127    410,720
                                                ----------   ----------     --------     ----------   ----------   --------

Net increase (decrease) in net assets derived
   from operations                              $1,482,592   $2,857,912     $394,998     $6,152,127   $3,248,888   $412,672
                                                ==========   ==========     ========     ==========   ==========   ========


* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes.

        U.S. GOVERNMENT SECURITIES               CONSERVATIVE ASSET ALLOCATION               MODERATE ASSET ALLOCATION
               SUB-ACCOUNT                                SUB-ACCOUNT                               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED    YEAR ENDED  PERIOD ENDED*   YEAR ENDED    YEAR ENDED  PERIOD ENDED*   YEAR ENDED    YEAR ENDED  PERIOD ENDED*
 DEC. 31/98    DEC. 31/97    DEC. 31/96    DEC. 31/98    DEC. 31/97    DEC. 31/96    DEC. 31/98    DEC. 31/97    DEC. 31/96
-------------------------------------------------------------------------------------------------------------------------------

$ 109,401     $ 123,037      $  26,995      $  72,830     $  42,335     $   8,660      $ 247,923     $  83,798     $   2,105
---------     ---------      ---------      ---------     ---------     ---------      ---------     ---------     ---------




  986,654       750,917        141,134        207,048       236,418        30,301        147,097        71,531        45,521
  954,836       752,455        149,988        202,366       228,648        31,365        136,136        65,973        45,706
---------     ---------      ---------      ---------     ---------     ---------      ---------     ---------     ---------
   31,818        (1,538)        (8,854)         4,682         7,770        (1,064)        10,961         5,558          (185)
---------     ---------      ---------      ---------     ---------     ---------      ---------     ---------     ---------



   67,077        38,928             --         17,540         6,566            --        101,169        23,967            --
  106,893        67,077         38,928         24,976        17,540         6,566        183,104       101,169        23,967
---------     ---------      ---------      ---------     ---------     ---------      ---------     ---------     ---------

   39,816        28,149         38,928          7,436        10,974         6,566         81,935        77,202        23,967
---------     ---------      ---------      ---------     ---------     ---------      ---------     ---------     ---------


   71,634        26,611         30,074         12,118        18,744         5,502         92,896        82,760        23,782
---------     ---------      ---------      ---------     ---------     ---------      ---------     ---------     ---------


$ 181,035     $ 149,648      $  57,069      $  84,948     $  61,079     $  14,162      $ 340,819     $ 166,558     $  25,887
=========     =========      =========      =========     =========     =========      =========     =========     =========

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                      Statements of Operations (continued)




                                                        AGGRESSIVE ASSET ALLOCATION          INTERNATIONAL SMALL CAP
                                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                                  -----------     -----------     -----------      -----------      -----------
                                                   YEAR ENDED     YEAR ENDED     PERIOD ENDED*     YEAR ENDED       YEAR ENDED
                                                   DEC. 31/98     DEC. 31/97      DEC. 31/96       DEC. 31/98       DEC. 31/97
                                                  -----------     -----------     -----------      -----------      -----------

Net investment income:
   Dividend income                                $   312,103     $   140,784     $    11,072      $     5,687      $       212
                                                  -----------     -----------     -----------      -----------      -----------

Realized and unrealized gain (loss) on
 investments:
   Realized and unrealized gain (loss) from
     security transactions:                           210,791         226,753          79,723        3,812,286          206,034
       Proceeds from sales                            181,226         204,492          82,946        3,842,577          203,025
                                                  -----------     -----------     -----------      -----------      -----------
       Cost of securities sold                         29,565          22,261          (3,223)         (30,291)           3,009
                                                  -----------     -----------     -----------      -----------      -----------
   Net realized gain (loss)

   Unrealized appreciation (depreciation) of
     investments:
       Beginning of year                              164,721          43,313              --          (39,080)              --
       End of year                                    343,898         164,721          43,313          201,045          (39,080)
                                                  -----------     -----------     -----------      -----------      -----------
   Net unrealized appreciation (depreciation)
     during the year                                  179,177         121,408          43,313          240,125          (39,080)
                                                  -----------     -----------     -----------      -----------      -----------

Net realized and unrealized gain (loss) on
   investments                                        208,742         143,669          40,090          209,834          (36,071)
                                                  -----------     -----------     -----------      -----------      -----------

Net increase (decrease) in net assets derived
   from operations                                $   520,845     $   284,453     $    51,162      $   215,521      $   (35,859)
                                                  ===========     ===========     ===========      ===========      ===========


* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes.

     BLUE CHIP GROWTH                SCIENCE & TECHNOLOGY             PILGRAM BAXTER GROWTH                  SMALL/MID
       SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT                      CAP SUB-ACCOUNT
---------------------------      -----------      -----------      -----------      -----------      -----------      -----------
 YEAR ENDED     YEAR ENDED        YEAR ENDED     PERIOD ENDED**    YEAR ENDED      PERIOD ENDED**    YEAR ENDED      PERIOD ENDED**
 DEC. 31/98     DEC. 31/97        DEC. 31/98      DEC. 31/97       DEC. 31/98       DEC. 31/97       DEC. 31/98       DEC. 31/97
-----------     -----------      -----------      -----------      -----------      -----------      -----------      -----------



$    98,459     $   104,304      $        --      $    16,815      $        --      $        --      $        --      $        --
-----------     -----------      -----------      -----------      -----------      -----------      -----------      -----------



    933,491         121,709        7,343,188          457,533          341,421           37,770          341,669           52,379
    796,180         128,505        7,715,056          477,311          359,211           36,070          302,630           43,433
-----------     -----------      -----------      -----------      -----------      -----------      -----------      -----------
    137,311          (6,796)        (371,868)         (19,778)         (17,790)           1,700           39,039            8,946
-----------     -----------      -----------      -----------      -----------      -----------      -----------      -----------




    239,380              --          (62,464)              --          (18,510)              --           (4,182)              --
  1,759,946         239,382        1,460,009          (62,465)          75,390          (18,510)         830,276           (4,182)
-----------     -----------      -----------      -----------      -----------      -----------      -----------      -----------

  1,520,566         239,382        1,522,473          (62,465)          93,900          (18,510)         834,458           (4,182)
-----------     -----------      -----------      -----------      -----------      -----------      -----------      -----------


  1,657,877         232,586        1,150,605          (82,243)          76,110          (16,810)         873,497            4,764
-----------     -----------      -----------      -----------      -----------      -----------      -----------      -----------


$ 1,756,336     $   336,890      $ 1,150,605      $   (65,428)     $    76,110      $   (16,810)     $   873,497      $     4,764
===========     ===========      ===========      ===========      ===========      ===========      ===========      ===========

          WORLDWIDE GROWTH
            SUB-ACCOUNT
    -----------      -----------
    YEAR ENDED       PERIOD ENDED**
    DEC. 31/98       DEC. 31/97
    -----------      -----------



    $     5,574      $     2,704
    -----------      -----------



        884,820           40,572
        870,108           38,790
    -----------      -----------
         14,712            1,782
    -----------      -----------




         (4,391)              --
         14,109           (4,391)
    -----------      -----------

         18,500           (4,391)
    -----------      -----------


         33,212           (2,609)
    -----------      -----------


    $    38,786      $        95
    ===========      ===========

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                      Statements of Operations (continued)





                                                     GLOBAL                                                          VALUE
                                                EQUITY SUB-ACCOUNT              GROWTH SUB-ACCOUNT                SUB-ACCOUNT
                                          ---------------------------     --------------------------    ---------------------------
                                           YEAR ENDED   PERIOD ENDED**    YEAR ENDED   PERIOD ENDED**   YEAR ENDED    PERIOD ENDED**
                                           DEC. 31/98     DEC. 31/97      DEC. 31/98     DEC. 31/97      DEC. 31/98    DEC. 31/97
                                          ------------   ------------    ------------   ------------    ------------   ------------
Net investment income:
   Dividend income                        $    167,578   $         --    $     95,683   $         --    $    117,791   $     33,133
                                          ------------   ------------    ------------   ------------    ------------   ------------

Realized and unrealized gain (loss) on
  investments:
   Realized and unrealized gain (loss)
from security transactions:
       Proceeds from sales                  14,996,508          6,150       1,586,113          9,760         539,843         28,449
       Cost of securities sold              15,031,676          5,777       1,462,588          8,653         517,327         25,668
                                          ------------   ------------    ------------   ------------    ------------   ------------
   Net realized gain (loss)                    (35,168)           373         123,525          1,107          22,516          2,781
                                          ------------   ------------    ------------   ------------    ------------   ------------

   Unrealized appreciation
     (depreciation) of investments:
       Beginning of year                        32,115             --          15,489             --         (20,774)            --
       End of year                             246,571         32,115         482,024         15,489        (250,247)       (20,774)
                                          ------------   ------------    ------------   ------------    ------------   ------------
   Net unrealized appreciation
     (depreciation) during the year            214,456         32,115         466,535         15,489        (229,473)       (20,774)
                                          ------------   ------------    ------------   ------------    ------------   ------------

Net realized and unrealized gain (loss)
   on investments                              179,288         32,488         590,060         16,596        (206,957)       (17,993)
                                          ------------   ------------    ------------   ------------    ------------   ------------

Net increase (decrease) in net assets
   derived from operations                $    346,866   $     32,488    $    685,743   $     16,596    $    (89,166)  $     15,140
                                          ============   ============    ============   ============    ============   ============


* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes.

   INTERNATIONAL GROWTH AND
            INCOME                     HIGH YIELD                 STRATEGIC BOND
          SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT
 ---------------------------------------------------------------------------------------
  YEAR ENDED   PERIOD ENDED**   YEAR ENDED  PERIOD ENDED**  YEAR ENDED  PERIOD ENDED**
  DEC. 31/98     DEC. 31/97     DEC. 31/98    DEC. 31/97    DEC. 31/98    DEC. 31/97
 ---------------------------------------------------------------------------------------


   $ 51,082      $      -        $ 151,912    $  39,931       $ 86,088    $      -
 ----------------------------------------------------------------------------------





  7,091,488         18,809       2,330,540      347,712        556,779       18,384
  7,095,830         18,622       2,338,454      339,830        574,721       17,681
 ----------------------------------------------------------------------------------
     (4,342)           187          (7,914)       7,882        (17,942)         703
 ----------------------------------------------------------------------------------



    (39,257)             -         (13,453)           -         10,709            -
     47,306        (39,257)       (109,324)     (13,453)       (59,931)      10,709
 ----------------------------------------------------------------------------------

     86,563        (39,257)        (95,871)     (13,453)       (70,640)      10,709
 ----------------------------------------------------------------------------------


     82,221        (39,070)       (103,785)      (5,571)       (88,582)      11,412
 ----------------------------------------------------------------------------------


   $133,303      $ (39,070)      $  48,127    $  34,360       $ (2,494)   $  11,412
 ==================================================================================

           GLOBAL                    INVESTMENT
      GOVERNMENT BOND               QUALITY BOND
        SUB-ACCOUNT                 SUB-ACCOUNT
---------------------------------------------------------
 YEAR ENDED  PERIOD ENDED**  YEAR ENDED  PERIOD ENDED**
 DEC. 31/98    DEC. 31/97    DEC. 31/98    DEC. 31/97
---------------------------------------------------------


  $  27,334    $      -       $ 20,278     $      -
----------------------------------------------------





    370,605        3,662       134,493         4,700
    378,835        3,587       127,939         4,564
----------------------------------------------------
     (8,230)          75         6,554           136
----------------------------------------------------



      3,801            -         6,089             -
      6,299        3,801        33,941         6,089
----------------------------------------------------

      2,498        3,801        27,852         6,089
----------------------------------------------------


     (5,732)       3,876        34,406         6,225
----------------------------------------------------


  $  21,602    $   3,876      $ 54,684     $   6,225
====================================================

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                      Statements of Operations (continued)




                                                              LIFESTYLE
                                                          AGGRESSIVE 1000                   LIFESTYLE
                                                            SUB-ACCOUNT              GROWTH 820 SUB-ACCOUNT
                                                    -----------------------------------------------------------
                                                      YEAR ENDED    PERIOD ENDED** YEAR ENDED   PERIOD ENDED**
                                                        DEC. 31/98    DEC. 31/97     DEC. 31/98     DEC. 31/97
                                                    -----------------------------------------------------------
Net investment income:                                  $ 168,006      $   4,916      $ 629,682      $  36,584
                                                    -----------------------------------------------------------
   Dividend income

Realized and unrealized gain (loss) on investments:
   Realized and unrealized gain (loss)
     from security transactions:                          787,348         18,722        634,837         53,801
       Proceeds from sales                                797,310         17,881        654,079         50,741
                                                    -----------------------------------------------------------
       Cost of securities sold                             (9,962)           841        (19,242)         3,060
                                                    -----------------------------------------------------------
   Net realized gain (loss)

   Unrealized appreciation (depreciation)
     of investments:                                      (11,048)            --        (24,738)            --
       Beginning of year                                  (67,117)       (11,049)        90,282        (24,740)
                                                    -----------------------------------------------------------
       End of year
   Net unrealized appreciation                            (56,069)       (11,049)       115,020        (24,740)
     (depreciation) during the year
                                                    -----------------------------------------------------------

Net realized and unrealized gain (loss) on                (66,031)       (10,208)        95,778        (21,680)
   investments
                                                    -----------------------------------------------------------

Net increase (decrease) in net assets
   derived from operations                              $ 101,975      $  (5,292)     $ 725,460      $  14,904
                                                    ===========================================================



                                                            LIFESTYLE
                                                           BALANCED 640
                                                           SUB-ACCOUNT
                                                    ------------------------------
                                                     YEAR ENDED     PERIOD ENDED**
                                                       DEC. 31/98       DEC. 31/97
                                                    ------------------------------
Net investment income:                                   $ 189,230      $  16,038
                                                    -----------------------------
   Dividend income

Realized and unrealized gain (loss) on investments:
   Realized and unrealized gain (loss)
     from security transactions:                           896,183        152,797
       Proceeds from sales                                 898,112        147,960
                                                    -----------------------------
       Cost of securities sold                              (1,929)         4,837
                                                    -----------------------------
   Net realized gain (loss)

   Unrealized appreciation (depreciation)
     of investments:                                        43,780             --
       Beginning of year                                    81,488         43,781
                                                    -----------------------------
       End of year
   Net unrealized appreciation                              37,708         43,781
     (depreciation) during the year
                                                    -----------------------------

Net realized and unrealized gain (loss) on                  35,779         48,618
   investments
                                                    -----------------------------

Net increase (decrease) in net assets
   derived from operations                               $ 225,009      $  64,656
                                                    =============================


* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes.

           LIFESTYLE                      LIFESTYLE              SMALL COMPANY
         MODERATE 460                  CONSERVATIVE 280           VALUE TRUST
          SUB-ACCOUNT                    SUB-ACCOUNT              SUB-ACCOUNT                      TOTAL
-------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED      PERIOD ENDED**    YEAR ENDED    PERIOD ENDED**    PERIOD ENDED***   YEAR ENDED     YEAR ENDED     YEAR ENDED
 DEC. 31/98        DEC. 31/97      DEC. 31/98     DEC. 31/97        DEC. 31/98       DEC. 31/98     DEC. 31/97     DEC. 31/96
-------------------------------------------------------------------------------------------------------------------------------
$     20,025     $        842     $        552    $          9    $         --     $ 28,132,536    $  8,330,428    $ 22,590,083
-------------------------------------------------------------------------------------------------------------------------------





     195,747            2,366           64,048             173          20,186      138,107,190      49,351,462      28,281,133
     204,400            2,372           62,423             172          23,678      134,346,562      45,853,994      26,801,043
-------------------------------------------------------------------------------------------------------------------------------
      (8,653)              (6)           1,625               1          (3,492)       3,760,628       3,497,468       1,480,090
-------------------------------------------------------------------------------------------------------------------------------



           4               --               29              --              --       33,986,145       3,720,050      11,108,413
      19,896                3            5,724              29          10,664       45,119,935      33,986,146       3,720,050
-------------------------------------------------------------------------------------------------------------------------------

      19,892                3            5,695              29          10,664       11,133,790      30,266,096      (7,388,363)
-------------------------------------------------------------------------------------------------------------------------------


      11,239               (3)           7,320              30           7,172       14,894,418      33,763,564      (5,908,273)
-------------------------------------------------------------------------------------------------------------------------------



$     31,264     $        839     $      7,872    $         39    $      7,172     $ 43,026,954    $ 42,093,992    $ 16,681,810
===============================================================================================================================

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                       Statements of Changes in Net Assets





                                                 EMERGING GROWTH                             QUANTITATIVE EQUITY
                                                   SUB-ACCOUNT                                   SUB-ACCOUNT
                                   ------------------------------------------------------------------------------------------------
                                    YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                                    DEC. 31/98      DEC. 31/97       DEC. 31/96       DEC. 31/98     DEC. 31/97       DEC. 31/96
                                   ------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income               $    995,471   $         --     $  7,702,014     $  5,169,494     $         --     $  4,240,752
Net realized gain (loss)               1,245,244      1,198,803          569,439        1,617,119          973,358          246,141
Net unrealized appreciation
   (depreciation) of investments
   during the period                  (2,091,940)     8,384,375       (6,435,411)       3,915,612        7,935,295         (760,981)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets derived from operations        148,775      9,583,178        1,836,042       10,702,225        8,908,653        3,725,912
                                   ------------------------------------------------------------------------------------------------

FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
   Transfer of net premiums           12,733,443     16,038,468       22,504,630        7,242,095        7,834,132        9,633,477
   Transfer on death                          --             --               --               --               --               --
   Transfer on terminations           (6,445,689)    (6,450,838)      (4,593,540)      (3,997,775)      (4,132,053)      (2,214,864)
   Transfer on policy loans             (218,046)      (358,214)        (610,713)        (273,706)        (432,977)        (113,064)
   Net interfund transfers            (5,805,034)    (6,440,946)         (11,484)      (1,628,360)         (60,101)       1,337,385
                                   ------------------------------------------------------------------------------------------------
                                         264,674      2,788,470       17,288,893        1,342,254        3,209,001        8,642,934
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in net           413,449     12,371,648       19,124,935       12,044,479       12,117,654       12,368,846
assets

NET ASSETS
Beginning of year                     66,343,106     53,971,458       34,846,523       40,149,248       28,031,594       15,662,748
                                   ------------------------------------------------------------------------------------------------
End of year                         $ 66,756,555   $ 66,343,106     $ 53,971,458     $ 52,193,727     $ 40,149,248     $ 28,031,594
                                   ================================================================================================


* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes.



              REAL ESTATE SECURITIES                                  BALANCED
                    SUB-ACCOUNT                                      SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
  YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED        YEAR ENDED      YEAR ENDED
  DEC. 31/98      DEC. 31/97      DEC. 31/96       DEC. 31/98        DEC. 31/97      DEC. 31/96
---------------------------------------------------------------------------------------------------
$  3,092,425     $         --     $  2,776,056     $  5,710,136     $         --     $  4,478,042
     381,699          236,228           28,370          686,522          619,554          162,529


  (7,717,257)       3,664,346        1,407,029         (293,599)       5,668,002       (1,735,335)
---------------------------------------------------------------------------------------------------

  (4,243,133)       3,900,574        4,211,455        6,103,059        6,287,556        2,905,236
---------------------------------------------------------------------------------------------------



   5,859,264        5,723,061        4,465,307        7,177,808        8,963,510       10,619,657
          --               --               --               --          (44,313)              --
  (2,117,340)      (2,219,786)      (1,347,117)      (4,188,769)      (3,729,355)      (2,563,981)
     (77,402)        (369,877)         (65,858)        (150,786)        (417,435)        (355,780)
  (2,327,888)       1,279,970          467,823         (534,390)      (2,581,258)        (394,561)
---------------------------------------------------------------------------------------------------
   1,336,634        4,413,368        3,520,155        2,303,863        2,191,149        7,305,335
---------------------------------------------------------------------------------------------------
  (2,906,499)       8,313,942        7,731,610        8,406,922        8,478,705       10,210,571


  25,603,002       17,289,060        9,557,450       41,823,014       33,344,309       23,133,738
---------------------------------------------------------------------------------------------------
$ 22,696,503     $ 25,603,002     $ 17,289,060     $ 50,229,936     $ 41,823,014     $ 33,344,309
===================================================================================================


                CAPITAL GROWTH
                    BOND
                 SUB-ACCOUNT
------------------------------------------------
  YEAR ENDED       YEAR ENDED       YEAR ENDED
  DEC. 31/98       DEC. 31/97       DEC. 31/96
------------------------------------------------
  $  1,051,960     $         --     $    864,430
       351,921            9,280          (70,812)


       110,113        1,422,776         (376,969)
------------------------------------------------

     1,513,994        1,432,056          416,649
------------------------------------------------



     3,364,775        4,146,312        4,480,626
            --               --               --
    (1,655,470)      (1,575,696)      (1,205,581)
       (32,638)        (105,540)         (27,779)
      (584,488)         (81,587)         685,493
------------------------------------------------
     1,092,179        2,383,489        3,932,759
------------------------------------------------
     2,606,173        3,815,545        4,349,408


    18,639,105       14,823,560       10,474,152
------------------------------------------------
  $ 21,245,278     $ 18,639,105     $ 14,823,560
================================================

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                 Statements of Changes in Net Assets (continued)




                                                           MONEY MARKET                             INTERNATIONAL STOCK
                                                          SUB-ACCOUNT                                 SUB-ACCOUNT
                                    -----------------------------------------------------------------------------------------------
                                     YEAR ENDED     YEAR ENDED      YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                     DEC. 31/98     DEC. 31/97      DEC. 31/96        DEC. 31/98       DEC. 31/97      DEC. 31/96
                                    -----------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income               $  1,481,440    $  1,159,280     $  1,505,315     $    313,529    $    209,753     $    248,736
Net realized gain (loss)                      --        (914,698)         408,810          674,744         123,497           38,857
Net unrealized appreciation
   (depreciation) of investments
   during the period                          --         914,725       (1,148,444)       1,511,476        (318,754)         350,788
                                    -----------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets derived from operations      1,481,440       1,159,307          765,681        2,499,749          14,496          638,381
                                    -----------------------------------------------------------------------------------------------

FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
   Transfer of net premiums           22,297,227      33,859,872       23,926,029        4,538,425       5,795,630        4,320,339
   Transfer on death                          --              --               --               --              --               --
   Transfer on terminations           (3,358,411)     (2,797,321)      (2,399,186)      (1,187,826)     (1,224,478)        (555,702)
   Transfer on policy loans             (384,658)       (282,014)         (34,484)         (59,954)       (106,208)         (31,389)
   Net interfund transfers           (17,755,116)    (20,937,650)     (16,858,040)        (574,437)      1,344,064        2,632,184
                                    -----------------------------------------------------------------------------------------------
                                         799,042       9,842,887        4,634,319        2,716,208       5,809,008        6,365,432
                                    -----------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets                              2,280,482      11,002,194        5,400,000        5,215,957       5,823,504        7,003,813

NET ASSETS
Beginning of year                     29,427,581      18,425,387       13,025,387       15,361,685       9,538,181        2,534,368
                                    -----------------------------------------------------------------------------------------------
End of year                         $ 31,708,063    $ 29,427,581     $ 18,425,387     $ 20,577,642    $ 15,361,685     $  9,538,181
                                    ==============================================================================================


* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes.


PACIFIC RIM EMERGING MARKETS
         SUB-ACCOUNT                            EQUITY INDEX SUB-ACCOUNT
----------------------------------------------------------------------------------
 YEAR ENDED      YEAR ENDED          YEAR ENDED     YEAR ENDED       YEAR ENDED
 DEC. 31/98      DEC. 31/97           DEC. 31/96    DEC. 31/98       DEC. 31/97
----------------------------------------------------------------------------------
$         --     $     12,667     $    239,201     $  1,392,501     $  2,468,634
  (2,620,543)         (15,619)          69,350          603,079          453,450


   2,542,198       (2,188,130)         (21,043)       5,782,122          534,946
----------------------------------------------------------------------------------

     (78,345)      (2,191,082)         287,508        7,777,702        3,457,030
----------------------------------------------------------------------------------



   1,563,148        2,059,145        2,541,885       12,850,700        7,852,789
          --               --               --               --               --
    (436,588)        (620,211)        (354,050)      (2,024,088)        (781,683)
     (15,173)         (58,638)         (25,816)        (475,140)        (721,710)
     229,348         (630,778)       1,682,204        6,006,985        3,377,661
----------------------------------------------------------------------------------
   1,340,735          749,518        3,844,223       16,358,457        9,727,057
----------------------------------------------------------------------------------
   1,262,390       (1,441,564)       4,131,731       24,136,159       13,184,087


   4,357,924        5,799,488        1,667,757       19,670,555        6,486,468
----------------------------------------------------------------------------------
$  5,620,314     $  4,357,924     $  5,799,488     $ 43,806,714     $ 19,670,555
==================================================================================



                                     EQUITY SUB-ACCOUNT
-------------------------------------------------------------------
      PERIOD ENDED*    YEAR ENDED     YEAR ENDED      PERIOD ENDED*
      DEC. 31/96       DEC. 31/98     DEC. 31/97        DEC. 31/96
-------------------------------------------------------------------
    $    449,782     $  3,871,537     $  2,150,334     $     26,181
          16,420         (152,838)           1,786           (2,175)


         (46,898)      (1,767,849)         241,741          495,686
-------------------------------------------------------------------

         419,304        1,950,850        2,393,861          519,692
-------------------------------------------------------------------



       5,327,031        5,682,311        7,868,634        4,931,946
              --               --               --               --
        (136,828)      (1,536,387)      (1,054,893)        (260,549)
              --          (34,034)         (45,576)         (65,890)
         876,961           19,738          778,412        3,345,171
-------------------------------------------------------------------
       6,067,164        4,131,628        7,546,577        7,950,678
-------------------------------------------------------------------
       6,486,468        6,082,478        9,940,438        8,470,370


              --       18,410,808        8,470,370               --
-------------------------------------------------------------------
    $  6,486,468     $ 24,493,286     $ 18,410,808     $  8,470,370
===================================================================

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                 Statements of Changes in Net Assets (continued)

                                                      VALUE EQUITY                             GROWTH AND INCOME
                                                       SUB-ACCOUNT                                SUB-ACCOUNT
                                   ------------------------------------------------------------------------------------------------
                                    YEAR ENDED          YEAR ENDED    PERIOD ENDED*   YEAR  ENDED      YEAR ENDED    PERIOD ENDED*
                                     DEC. 31/98         DEC. 31/97     DEC. 31/96     DEC. 31/98       DEC. 31/97     DEC. 31/96
                                   ------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income               $    976,745     $  1,127,557    $      8,790     $  1,500,080    $    556,761    $      1,952
Net realized gain (loss)                 287,480          180,373          21,325          800,716         586,565           5,162
Net unrealized appreciation
   (depreciation) of investments
   during the period                     218,367        1,549,982         364,883        3,851,331       2,105,562         405,558
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets derived from operations       1,482,592        2,857,912         394,998        6,152,127       3,248,888         412,672
                                   ------------------------------------------------------------------------------------------------

FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
   Transfer of net premiums            3,243,426        4,090,507       3,266,118        6,862,398       7,079,242       2,527,210
   Transfer on death                          --               --              --               --              --              --
   Transfer on terminations           (1,437,923)        (793,110)       (147,201)      (1,576,405)       (910,308)        (98,012)
   Transfer on policy loans              (98,668)         (69,774)        (36,263)         (46,701)        (76,204)        (13,676)
   Net interfund transfers               563,898        3,108,426       2,150,892        2,330,998       4,479,340       2,756,146
                                   ------------------------------------------------------------------------------------------------
                                       2,270,733        6,336,049       5,233,546        7,570,290      10,572,070       5,171,668
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in net         3,753,325        9,193,961       5,628,544       13,722,417      13,820,958       5,584,340
  assets

NET ASSETS
Beginning of year                     14,822,505        5,628,544              --       19,405,298       5,584,340              --
                                   ------------------------------------------------------------------------------------------------
End of year                         $ 18,575,830     $ 14,822,505    $  5,628,544     $ 33,127,715    $ 19,405,298    $  5,584,340
                                   ===============================================================================================

* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes.


              U.S. GOVERNMENT                                CONSERVATIVE ASSET
                SECURITIES                                      ALLOCATION
                SUB-ACCOUNT                                     SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
  YEAR ENDED     YEAR ENDED      PERIOD ENDED*   YEAR ENDED      YEAR ENDED     PERIOD ENDED*
  DEC. 31/98     DEC. 31/97       DEC. 31/96     DEC. 31/98      DEC. 31/97      DEC. 31/96
-----------------------------------------------------------------------------------------------
$   109,401     $   123,037     $    26,995     $    72,830     $    42,335     $     8,660
     31,818          (1,538)         (8,854)          4,682           7,770          (1,064)


     39,816          28,149          38,928           7,436          10,974           6,566
-----------------------------------------------------------------------------------------------

    181,035         149,648          57,069          84,948          61,079          14,162
-----------------------------------------------------------------------------------------------



    664,545         745,345         757,201         176,976         334,314         143,807
-----------------------------------------------------------------------------------------------
   (154,411)       (221,531)        (35,748)        (52,005)        (34,376)        (33,413)
    (32,573)        (50,875)        (30,576)             --              --              --
    423,298         (76,765)        929,361          46,253         (37,686)        246,043
-----------------------------------------------------------------------------------------------
    900,859         396,174       1,620,238         171,224         262,252         356,437
-----------------------------------------------------------------------------------------------
  1,081,894         545,822       1,677,307         256,172         323,331         370,599


  2,223,129       1,677,307              --         693,930         370,599              --
-----------------------------------------------------------------------------------------------
$ 3,305,023     $ 2,223,129     $ 1,677,307     $   950,102     $   693,930     $   370,599
===============================================================================================



               MODERATE ASSET
                 ALLOCATION
                SUB-ACCOUNT
----------------------------------------------
 YEAR ENDED       YEAR ENDED     PERIOD ENDED*
 DEC. 31/98       DEC. 31/97       DEC. 31/96
----------------------------------------------
 $   247,923     $    83,798     $     2,105
      10,961           5,558            (185)


      81,935          77,202          23,967
--------------------------------------------

     340,819         166,558          25,887
--------------------------------------------



     895,345         692,412         348,167
--------------------------------------------
    (208,435)       (104,738)        (25,611)
      (7,332)           (346)             --
     230,395         588,790         183,575
--------------------------------------------
     909,973       1,176,118         506,131
--------------------------------------------
   1,250,792       1,342,676         532,018


   1,874,694         532,018              --
--------------------------------------------
 $ 3,125,486     $ 1,874,694     $   532,018
============================================

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                 Statements of Changes in Net Assets (continued)



                                           AGGRESSIVE ASSET ALLOCATION         INTERNATIONAL SMALL CAP       BLUE CHIP GROWTH
                                                   SUB-ACCOUNT                       SUB-ACCOUNT                SUB-ACCOUNT
                                    -----------------------------------------------------------------------------------------------
                                    YEAR ENDED   YEAR ENDED   PERIOD ENDED*  YEAR ENDED   YEAR ENDED    YEAR ENDED      YEAR ENDED
                                    DEC. 31/98   DEC. 31/97    DEC. 31/96     DEC. 31/98  DEC. 31/97     DEC. 31/98     DEC. 31/97
                                    -----------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                $  312,103   $  140,784   $  11,072   $     5,687   $       212    $     98,459    $  104,304
Net realized gain (loss)                 29,565       22,261      (3,223)      (30,291)        3,009         137,311        (6,796)
Net unrealized appreciation
   (depreciation) of investments
   during the period                    179,177      121,408      43,313       240,125       (39,080)      1,520,566       239,382
                                    -----------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets derived from operations       520,845      284,453      51,162       215,521       (35,859)      1,756,336       336,890
                                    -----------------------------------------------------------------------------------------------

FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
   Transfer of net premiums             953,535    1,008,793     387,073       923,655       609,617       3,950,204     1,748,929
   Transfer on death                         --           --          --            --            --              --            --
   Transfer on terminations            (257,332)    (143,026)    (58,999)      (94,819)      (48,039)       (422,824)     (152,046)
   Transfer on policy loans              (9,000)      (2,986)         --       (11,877)       (2,873)        (27,578)       (5,593)
   Net interfund transfers              193,464      263,513     434,224       258,711       879,398       1,683,424     1,850,202
                                    -----------------------------------------------------------------------------------------------
                                        880,667    1,126,294     762,298     1,075,670     1,438,103       5,183,226     3,441,492
                                    -----------------------------------------------------------------------------------------------
Net increase (decrease) in net        1,401,512    1,410,747     813,460     1,291,191     1,402,244       6,939,562     3,778,382
  assets

NET ASSETS
Beginning of year                     2,224,207      813,460          --     1,402,244            --       3,778,382            --
                                    -----------------------------------------------------------------------------------------------
End of year                          $3,625,719   $2,224,207   $ 813,460   $ 2,693,435   $ 1,402,244    $ 10,717,944    $3,778,382
                                    ===============================================================================================

* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes.


       SCIENCE & TECHNOLOGY             PILGRAM BAXTER GROWTH                                              WORLDWIDE GROWTH
           SUB-ACCOUNT                      SUB-ACCOUNT              SMALL/MID CAP SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
   YEAR ENDED   PERIOD ENDED**    YEAR ENDED    PERIOD ENDED**   YEAR ENDED     PERIOD ENDED**    YEAR ENDED    PERIOD ENDED**
   DEC. 31/98    DEC. 31/97       DEC. 31/98      DEC. 31/97     DEC. 31/98      DEC. 31/97       DEC. 31/98     DEC. 31/97
----------------------------------------------------------------------------------------------------------------------------------
$        --      $    16,815      $        --      $        --      $        --      $        --      $     5,574      $     2,704
   (371,868)         (19,778)         (17,790)           1,700           39,039            8,946           14,712            1,782


  1,522,473          (62,465)          93,900          (18,510)         834,458           (4,182)          18,500           (4,391)
----------------------------------------------------------------------------------------------------------------------------------

  1,150,605          (65,428)          76,110          (16,810)         873,497            4,764           38,786               95
----------------------------------------------------------------------------------------------------------------------------------



  1,150,664          361,963          515,555          141,492        1,769,196          757,544          396,653          143,932
         --               --               --               --               --               --               --               --
    (90,696)         (21,603)         (58,953)          (7,886)        (173,727)         (32,683)         (41,648)          (4,603)
    (13,553)            (904)         (11,158)              --           (9,934)            (269)          (6,172)          (1,290)
  1,674,262          791,001          520,806          444,653        1,932,598          742,521          377,034          177,277
----------------------------------------------------------------------------------------------------------------------------------
  2,720,677        1,130,457          966,250          578,259        3,518,133        1,467,113          725,867          315,316
----------------------------------------------------------------------------------------------------------------------------------
  3,871,282        1,065,029        1,042,360          561,449        4,391,630        1,471,877          764,653          315,411


  1,065,029               --          561,449               --        1,471,877               --          315,411               --
===================================================================================================================================
$ 4,936,311      $ 1,065,029      $ 1,603,809      $   561,449      $ 5,863,507      $ 1,471,877      $ 1,080,064      $   315,411
===================================================================================================================================

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                 Statements of Changes in Net Assets (continued)

                                     GLOBAL EQUITY SUB-ACCOUNT          GROWTH SUB-ACCOUNT             VALUE SUB-ACCOUNT
                                   ------------------------------------------------------------------------------------------------
                                    YEAR ENDED      PERIOD ENDED**  YEAR ENDED       PERIOD ENDED**  YEAR ENDED     PERIOD ENDED**
                                    DEC. 31/98        DEC. 31/97      DEC. 31/98     DEC. 31/97      DEC. 31/98       DEC. 31/97
                                   ------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                $   167,578    $        --      $    95,683      $        --      $   117,791      $    33,133
Net realized gain (loss)                 (35,168)           373          123,525            1,107           22,516            2,781
Net unrealized appreciation
   (depreciation) of investments
   during the period                     214,456         32,115          466,535           15,489         (229,473)         (20,774)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets derived from operations        346,866         32,488          685,743           16,596          (89,166)          15,140
                                   ------------------------------------------------------------------------------------------------

FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
   Transfer of net premiums            1,830,508        697,468        3,294,658          470,000        1,600,753          346,369
   Transfer on death                          --             --               --               --               --               --
   Transfer on terminations             (146,797)       (22,616)        (107,258)         (29,691)        (117,194)         (21,998)
   Transfer on policy loans               (6,447)          (283)         (38,221)          (2,329)         (12,965)          (1,030)
   Net interfund transfers               750,096        761,527        1,662,737          794,709        1,104,824          742,495
                                   ------------------------------------------------------------------------------------------------
                                       2,427,360      1,436,096        4,811,916        1,232,689        2,575,418        1,065,836
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in net         2,774,226      1,468,584        5,497,659        1,249,285        2,486,252        1,080,976
  assets

NET ASSETS
Beginning of year                      1,468,584             --        1,249,285               --        1,080,976               --
                                   ------------------------------------------------------------------------------------------------
End of year                          $ 4,242,810    $ 1,468,584      $ 6,746,944      $ 1,249,285      $ 3,567,228      $ 1,089,976
                                   ================================================================================================

* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes.


 INTERNATIONAL GROWTH AND INCOME                                                                        GLOBAL GOVERNMENT BOND
           SUB-ACCOUNT                 HIGH YIELD SUB-ACCOUNT        STRATEGIC BOND SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
  YEAR ENDED      PERIOD ENDED**   YEAR ENDED     PERIOD ENDED**    YEAR ENDED      PERIOD ENDED**    YEAR ENDED     PERIOD ENDED**
  DEC. 31/98       DEC. 31/97      DEC. 31/98       DEC. 31/97      DEC. 31/98        DEC. 31/97      DEC. 31/98       DEC. 31/97
-----------------------------------------------------------------------------------------------------------------------------------
$    51,082      $        --      $   151,912      $    39,931      $    86,088      $        --      $    27,334      $        --
     (4,342)             187           (7,914)           7,882          (17,942)             703           (8,230)              75


     86,563          (39,257)         (95,871)         (13,453)         (70,640)          10,709            2,498            3,801
-----------------------------------------------------------------------------------------------------------------------------------

    133,303          (39,070)          48,127           34,360           (2,494)          11,412           21,602            3,876
-----------------------------------------------------------------------------------------------------------------------------------



    515,640          744,217          943,552          276,881        1,272,907          273,501          143,923           58,746
         --               --               --               --               --               --               --               --
    (50,349)          (9,912)        (111,555)         (31,310)        (103,790)         (11,295)         (17,835)          (2,335)
     (2,253)              --           (7,304)          (6,696)         (10,279)            (504)          (6,107)              --
     23,545           90,093          158,145          797,757        1,091,881          380,876          277,425          161,473
-----------------------------------------------------------------------------------------------------------------------------------
    486,583          824,398          982,838        1,036,632        2,250,719          642,578          397,406          217,884
-----------------------------------------------------------------------------------------------------------------------------------
    619,886          785,328        1,030,965        1,070,992        2,248,225          653,990          419,008          221,760


    785,328               --        1,070,992               --          653,990               --          221,760               --
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,405,214      $   785,328      $ 2,101,957      $ 1,070,992      $ 2,902,215      $   653,990      $   640,768      $   221,760
===================================================================================================================================

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                 Statements of Changes in Net Assets (continued)


                                       INVESTMENT QUALITY BOND        LIFESTYLE AGGRESSIVE 1000          LIFESTYLE GROWTH 820
                                             SUB-ACCOUNT                     SUB-ACCOUNT                       SUB-ACCOUNT
                                    ------------------------------------------------------------------------------------------------
                                     YEAR ENDED   PERIOD ENDED**    YEAR ENDED    PERIOD ENDED**     YEAR ENDED    PERIOD ENDED**
                                     DEC. 31/98     DEC. 31/97      DEC. 31/98      DEC. 31/97       DEC. 31/98      DEC. 31/97
                                    ------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income               $     20,278     $       --     $    168,006     $      4,916     $    629,682     $     36,584
Net realized gain (loss)                   6,554            136           (9,962)             841          (19,242)           3,060
Net unrealized appreciation
   (depreciation) of investments
   during the period                      27,852          6,089          (56,069)         (11,049)         115,020          (24,740)
                                    -----------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets derived from
   operations                             54,684          6,225          101,975           (5,292)         725,460           14,904
                                    -----------------------------------------------------------------------------------------------

FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
   Transfer of net premiums              443,446         75,411        1,299,712          421,769        7,009,770        2,011,046
   Transfer on death                          --             --               --               --               --               --
   Transfer on terminations              (45,715)        (3,321)        (258,375)         (47,502)        (827,050)         (85,509)
   Transfer on policy loans              (46,096)            --          (26,714)          (3,766)        (176,891)            (826)
   Net interfund transfers               762,855        182,692          316,522        2,063,763        3,867,109        3,319,383
                                    -----------------------------------------------------------------------------------------------
                                       1,114,490        254,782        1,331,145        2,434,264        9,872,938        5,244,094
                                    -----------------------------------------------------------------------------------------------
Net increase (decrease) in net         1,169,174        261,007        1,433,120        2,428,972       10,598,398        5,258,998
   assets

NET ASSETS
Beginning of year                        261,007             --        2,428,972               --        5,258,998               --
                                    -----------------------------------------------------------------------------------------------
End of year                         $  1,430,181     $  261,007     $  3,862,092     $  2,428,972     $ 15,857,396     $  5,258,998
                                    ===============================================================================================

* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes



   LIFESTYLE BALANCED 640          LIFESTYLE MODERATE 460    LIFESTYLE CONSERVATIVE 280
        SUB-ACCOUNT                    SUB-ACCOUNT                SUB-ACCOUNT
----------------------------------------------------------------------------------------
 YEAR ENDED      PERIOD ENDED**  YEAR ENDED   PERIOD ENDED**  YEAR ENDED  PERIOD ENDED**
 DEC. 31/98      DEC. 31/97      DEC. 31/98    DEC. 31/97     DEC. 31/98   DEC. 31/97
----------------------------------------------------------------------------------------
$     189,230    $    16,038    $  20,025    $     842       $     552    $      9
       (1,929)         4,837       (8,653)          (6)          1,625           1


       37,708         43,781       19,892            3           5,695          29
----------------------------------------------------------------------------------------

      225,009         64,656       31,264          839           7,872          39
----------------------------------------------------------------------------------------



    2,223,707        568,684      287,313       92,570          35,078         150
           --             --           --           --              --          --
     (520,437)      (122,871)     (25,583)      (2,513)         (3,934)       (224)
      (28,495)            --           --           --              --          --
    1,672,788      1,613,028      282,970       11,484          67,660       1,376
----------------------------------------------------------------------------------------
    3,347,563      2,058,841      544,700      101,541          98,804       1,302
----------------------------------------------------------------------------------------
    3,572,572      2,123,497      575,964      102,380         106,676       1,341


    2,123,497             --      102,380           --           1,341          --
----------------------------------------------------------------------------------------
$   5,696,069    $ 2,123,497    $ 678,344    $ 102,380       $ 108,017    $  1,341
========================================================================================


   SMALL COMPANY
    VALUE TRUST
    SUB-ACCOUNT                    TOTAL
---------------------------------------------------------------
 PERIOD ENDED***  YEAR ENDED     YEAR ENDED        YEAR ENDED
   DEC. 31/98     DEC. 31/98      DEC. 31/97       DEC. 31/96
---------------------------------------------------------------
$       --      $  28,132,536    $   8,330,428    $  22,590,083
    (3,492)         3,760,628        3,497,468        1,480,090


    10,664         11,133,790       30,266,096       (7,388,363)
---------------------------------------------------------------

     7,172         43,026,954       42,093,992       16,681,810
---------------------------------------------------------------



   183,290        125,895,605      123,892,455      100,180,503
        --                 --          (44,313)              --
    (6,126)       (33,859,519)     (27,451,360)     (16,030,382)
        --         (2,357,855)      (3,124,737)      (1,411,288)
   182,269           (497,675)         179,113          463,377
---------------------------------------------------------------
   359,433         89,180,556       93,451,158       83,202,210
---------------------------------------------------------------
   366,605        132,207,510      135,545,150       99,884,020


        --        346,331,293      210,786,143      110,902,123
---------------------------------------------------------------
$  366,605      $ 478,538,803    $ 346,331,293    $ 210,786,143
===============================================================

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                          Notes to Financial Statements

                                December 31, 1998


1. ORGANIZATION

Separate Account Three of The Manufacturers Life Insurance Company of America (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended. The Separate Account is comprised of investment sub-accounts available for allocation of net premiums under single premium variable life and variable universal life insurance policies (the "Policies") issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America"). The Separate Account was established by Manufacturers Life of America, a life insurance company organized in 1983 under Michigan law. Manufacturers Life of America is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife Financial"), a Canadian mutual life insurance company. Each investment sub-account invests solely in shares of a particular Manufacturers Investment Trust. Manufacturers Investment Trust is registered under the Investment Company Act of 1940 as an open-end management investment company.

The Equity Index Fund, Equity, Value Equity, Growth and Income, U.S. Government Securities, Conservative Asset Allocation, Moderate Asset Allocation, and Aggressive Asset Allocation Trusts were added to the Separate Account on February 14, 1996 as investment options for variable universal life policy holders of Manufacturers Life of America.

The International Small Cap and Blue Chip Growth Trusts was added to the Separate Account on January 1, 1997 as investment options for variable universal life policy holders of Manufacturers Life of America. The Science & Technology, Pilgram Baxter Growth, Small/Mid Cap, Worldwide Growth, Global Equity, Growth, Value, International Growth and Income, High Yield, Strategic Bond, Global Government Bond, Investment Quality Bond, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, and Lifestyle Conservative 280 Trusts were added to the Separate Account on May 1, 1997 as investment options for variable universal life policy holders of Manufacturers Life of America. The Small Company Value Trust was added to the Separate Account on May 1, 1998.

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                    Notes to Financial Statements (continued)


1. ORGANIZATION (CONTINUED)

Manufacturers Life of America is the legal owner of the Separate Account. Manufacturers Life of America is required to maintain assets in the Separate Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all policies participating in the Separate Account. These assets may not be charged with liabilities which arise from any other business Manufacturers Life of America conducts. However, all obligations under the variable policies are general corporate obligations of Manufacturers Life of America.

Additional assets are held in Manufacturers Life of America's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of its financial statements:

a. Valuation of Investments - Investments are made among thirty-six Trusts of Manufacturers Investment Trust and are valued at the reported net asset values of these Trusts. Transactions are recorded on the trade date. Net investment income and net realized gains on investments in Manufacturers Investment Trust are reinvested.

b. Realized gains and losses on the sale of investments are computed on the first-in, first-out basis.

c.   Dividend income is recorded on the ex-dividend date.

d. Federal Income Taxes - Manufacturers Life of America, the Separate Account's sponsor, is taxed as a "life insurance company" under the Internal Revenue Code. Under these provisions of the Code, the operations of the Separate Account form part of the sponsor's total operations and are not taxed separately.

The current year's operations of the Separate Account are not expected to affect the sponsor's tax liabilities and, accordingly, no charges were made against the Separate Account for federal, state and local taxes. However, in the future, should the sponsor incur significant tax liabilities related to the Separate Account's operations, it intends to make a charge or establish a provision within the Separate Account for such taxes.

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                    Notes to Financial Statements (continued)


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. PREMIUM DEDUCTIONS

Manufacturers Life of America deducts certain charges for state, local, and federal taxes from the gross premium before placing the remaining net premiums in the sub-accounts.

4. PURCHASES AND SALES OF MANUFACTURERS INVESTMENT TRUST SHARES

Purchases and sales of the shares of common stock of Manufacturers Investment Trust for the year ended December 31, 1998 were $255,373,727 and $138,107,190, respectively, and for the year ended December 31, 1997 were $152,223,137 and $49,351,462, respectively.

5. RELATED PARTY TRANSACTIONS

ManEquity, Inc., a registered broker-dealer and indirect wholly-owned subsidiary of Manulife Financial, acts as the principal underwriter of the Policies pursuant to a Distribution Agreement with Manufacturers Life of America. Registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. Registered representatives are compensated on a commission basis.

Manufacturers Life of America has a formal service agreement with its affiliates, Manulife Financial and The Manufacturers Life Insurance Company (U.S.A.), which can be terminated by either party upon two months notice. Under this Agreement, Manufacturers Life of America pays for legal, actuarial, investment and certain other administrative services.

                       CONSOLIDATED FINANCIAL STATEMENTS
                        THE MANUFACTURERS LIFE INSURANCE
                               COMPANY OF AMERICA

                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
                       WITH REPORT OF INDEPENDENT AUDITORS

                                    CONTENTS



Report of Independent Auditors.....................................
Audited Consolidated Financial Statements..........................
     Consolidated Balance Sheets...................................
     Consolidated Statements of Income.............................
     Consolidated Statements of Changes in Capital And Surplus.....
     Consolidated Statements of Cash Flows.........................
Notes to Consolidated Financial Statements.........................

                         REPORT OF INDEPENDENT AUDITORS


The Board of Directors
The Manufacturers Life Insurance Company of America


We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company of America as of December 31, 1998 and 1997, and the related consolidated statements of income, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company of America at December 31, 1998 and 1997, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.



Philadelphia, Pennsylvania
March 15, 1999                                                 Ernst & Young LLP

THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

CONSOLIDATED BALANCE SHEETS


As at December 31 ($  thousands)

ASSETS                                                                                      1998                   1997
INVESTMENTS:
Securities available-for-sale, at fair value: (note 3)
   Fixed maturity (amortized cost: 1998 $45,248; 1997 $66,565)                        $   49,254               $   67,893
   Equity (cost: 1998 $ 19,219;  1997 $20,153)                                            20,524                   19,460
Short-term investments                                                                       459                    2,130
Policy loans                                                                              19,320                   14,673
TOTAL INVESTMENTS                                                                     $   89,557               $  104,156
Cash and cash equivalents                                                             $   23,789               $   19,882
Deferred acquisition costs (note 5)                                                      163,506                  130,355
Income taxes recoverable                                                                   2,665                    5,679
Other assets                                                                               9,062                    9,495
Separate account assets                                                                1,075,231                  897,044
-------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                          $1,363,810               $1,166,611
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES, CAPITAL AND SURPLUS                                                         1998                 1997
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Policyholder liabilities and accruals                                                 $   60,830               $   94,477
Notes payable (note 7)                                                                         -                   41,500
Due to affiliates                                                                          5,133                   13,943
Deferred income taxes (note 6)                                                               763                    1,174
Other liabilities                                                                         18,656                   11,704
Separate account liabilities                                                           1,075,231                  897,044
TOTAL LIABILITIES                                                                     $1,160,613               $1,059,842
-------------------------------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS:
Common shares (note 8)                                                                $    4,502               $    4,502
Preferred shares (note 8)                                                                 10,500                   10,500
Contributed surplus                                                                      193,096                   98,569
Retained earnings (deficit)                                                               (2,664)                  (1,910)
Accumulated other comprehensive income (loss)                                             (2,237)                  (4,892)
TOTAL CAPITAL AND SURPLUS                                                             $  203,197               $  106,769
TOTAL LIABILITIES, CAPITAL AND SURPLUS                                                $1,363,810               $1,166,611
-------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
Consolidated Statements of Income

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                                                     1998           1997          1996
--------------------------------------------------------------------------------------------------------------------
REVENUE:
     Premiums                                                                    $9,290         $8,607       $12,898
     Consideration paid on reinsurance terminated (note 10)                    (40,975)              -             -
     Fee income                                                                  54,547         38,682        40,434
     Net investment income (note 3)                                               6,128          8,275        19,651
     Realized investment gains (losses)                                           (206)            118         (119)
     Other                                                                        1,082            544           668
--------------------------------------------------------------------------------------------------------------------
TOTAL REVENUE                                                                   $29,866        $56,226       $73,532
--------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
     Policyholder benefits and claims                                           $16,541         $6,733       $14,473
     Reduction of reserves on reinsurance terminated (note 10)                 (40,975)              -             -
     Operating costs and expenses                                                41,676         41,742        34,581
     Commissions                                                                  2,561          2,838        10,431
     Amortization of deferred acquisition costs (note 5)                          9,266          4,860        13,240
     Interest expense                                                             1,722          2,750        12,251
     Policyholder dividends                                                         221          1,416           872
--------------------------------------------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                                                      31,012         60,339        85,848
--------------------------------------------------------------------------------------------------------------------
LOSS BEFORE INCOME TAXES                                                        (1,146)        (4,113)      (12,316)
--------------------------------------------------------------------------------------------------------------------
INCOME TAX BENEFIT (NOTE 6)                                                         392            477         3,909
--------------------------------------------------------------------------------------------------------------------
NET LOSS                                                                        $ (754)       $(3,636)      $(8,407)
--------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                                                        ACCUMULATED
                                                                          RETAINED         OTHER          TOTAL
  FOR THE YEARS ENDED DECEMBER 31            CAPITAL     CONTRIBUTED      EARNINGS     COMPREHENSIVE   CAPITAL AND
  ($ thousands)                               STOCK        SURPLUS        (DEFICIT)    INCOME (LOSS)     SURPLUS
  ----------------------------------------------------------------------------------------------------------------
  Balance at January 1, 1996                  $15,002       $ 83,569       $10,133       $  1,816       $  110,520
  Issuance of shares                               -          15,000            -              -            15,000
  Comprehensive income (loss) (note 2)             -            -           (8,407)          (483)          (8,890)
  ----------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1996                  $15,002       $ 98,569       $ 1,726       $  1,333       $  116,630
  Comprehensive income (loss) (note 2)             -            -           (3,636)        (6,225)          (9,861)
  ----------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1997                  $15,002       $ 98,569       $(1,910)      $ (4,892)      $  106,769
  Capital contribution (note 8)                    -          94,527             -              -           94,527
  Comprehensive income (loss) (note 2)             -               -          (754)         2,655            1,901
  ----------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1998                  $15,002       $193,096       $(2,664)      $ (2,237)      $  203,197
  ================================================================================================================


The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                                                      1998         1997         1996
-------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES:
Net Loss                                                                       $    (754)   $  (3,636)   $  (8,407)
Adjustments to reconcile net loss to net cash used in operating activities:
     Additions (deductions)  to policy liabilities and accruals                  (36,217)      (2,147)       3,287
     Deferred acquisition costs                                                  (43,065)     (33,544)     (36,024)
     Amortization of deferred acquisition costs                                    9,266        4,860       13,240
     Realized (gains) losses on investments                                          206         (118)         119
     Decreases (increases) to deferred  income taxes                              (1,796)       2,730          777
     Other                                                                         3,067        7,144        6,540
------------------------------------------------------------------------------------------------------------------
Net cash used in operating activities                                          $ (69,293)   $ (24,711)   $ (20,468)
------------------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES:
Fixed maturity securities sold                                                 $  27,852    $  73,772    $ 120,234
Fixed maturity securities purchased                                               (6,429)     (89,763)    (108,401)
Equity securities sold                                                             8,555       10,586       25,505
Equity securities purchased                                                       (8,082)     (11,289)     (22,203)
Mortgage loans repaid                                                               --            514        6,669
Net change in short-term investments                                               1,671        4,558       (2,992)
Net policy loans advanced                                                         (4,647)      (4,851)      (2,867)
Guaranteed annuity contracts                                                        --        171,691      (16,356)
------------------------------------------------------------------------------------------------------------------
Cash provided by investing activities                                          $  18,920    $ 155,218    $   2,581
------------------------------------------------------------------------------------------------------------------
FINANCING ACTIVITIES:
Receipts from variable life and annuity policies
     credited to policyholder account balances                                 $   7,981    $   7,582    $   5,493
Withdrawals of policyholder account balances on
     variable life and annuity policies                                           (5,410)      (3,252)      (2,994)
Bonds payable repaid                                                                --       (158,760)        --
Issuance of shares                                                                  --           --         15,000
Issuance of promissory note                                                         --         33,000         --
Capital Contribution                                                              51,709         --           --
------------------------------------------------------------------------------------------------------------------
Cash provided by (used in) financing activities                                $  54,280    $(121,430)   $  17,499
------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS:
Increase (decrease) during the year                                                3,907        9,077       (3,380)
Balance, beginning of year                                                        19,882       10,805       14,185
------------------------------------------------------------------------------------------------------------------
BALANCE, END OF YEAR                                                           $  23,789    $  19,882    $  10,805
==================================================================================================================


The accompanying notes are an integral part of these consolidated financial statements.

               THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1998
                            (IN THOUSANDS OF DOLLARS)


1.       ORGANIZATION

         The Manufacturers Life Insurance Company of America (the "Company") is a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA"), which is in turn an indirectly wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife Financial"), a Canadian-based mutual life insurance company. The Company markets variable annuity and variable life products in the United States and traditional insurance products in Taiwan.

         On December 31, 1996, ManUSA transferred to the Company all of the common and preferred shares of Manulife Holding Corporation ("Holdco"), an investment holding company. The Company then transferred all the common and preferred shares of Manufacturers Adviser Corporation ("MAC") to Holdco for two shares of $1 common stock of Holdco. Holdco has primarily three wholly-owned subsidiaries, ManEquity Inc., a registered broker/dealer, MAC, an investment fund management company, and Manulife Capital Corporation ("MCC"), an investment holding company.

         In October 1997, the Manufacturers Life Mortgage Securities Corporation ("MLMSC"), a subsidiary of Holdco, was absorbed into Holdco subsequent to the maturity and repayment of the mortgage-backed US dollar bonds. All assets and liabilities of MLMSC were transferred to Holdco at their respective book values.

         These transfers have been accounted for using the pooling-of-interests method of accounting. Under this method, the assets, liabilities, capital and surplus, revenues and expenses of each separate entity are combined retroactively at their historical carrying values to form the financial statements of the Company for all periods presented to give effect to the reorganization as if the structure in place at December 31, 1996 had been in place as of the earliest period presented in these consolidated financial statements. The accounts of all subsidiary companies are therefore combined and all significant intercompany balances and transactions are eliminated on combination. In addition, the capital and surplus of the Company has been restated retroactively to reflect the capital structure in place at December 31, 1996.

         The revenues and net income reported by the separate entities and the combined amounts presented in the accompanying consolidated financial statements are as follows:

         FOR THE YEAR ENDED DECEMBER 31
              ($ thousands)                                        1996
--------------------------------------------------------------------------
Revenue:
  ManAmerica                                                       $54,404
  Holdco                                                            15,543
  MAC                                                                3,585
--------------------------------------------------------------------------
TOTAL REVENUE                                                      $73,532
--------------------------------------------------------------------------
Net Income (loss):
  ManAmerica                                                       $(8,676)
  Holdco                                                              (670)
  MAC                                                                  939
--------------------------------------------------------------------------
TOTAL NET LOSS                                                     $(8,407)
==========================================================================

2.       SIGNIFICANT ACCOUNTING POLICIES

      a) BASIS OF PRESENTATION

         The accompanying consolidated financial statements of the Company have been prepared in conformity with generally accepted accounting principles ("GAAP").

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

         Certain reclassifications have been made to 1997 and 1996 financial information to conform to the 1998 presentation.

      b) RECENT ACCOUNTING STANDARDS

      i) During 1998, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 130, "Reporting Comprehensive Income". SFAS No. 130 establishes standards for reporting and displaying comprehensive income and its components in a full set of general-purpose annual financial statements. Comprehensive income includes all changes in shareholder's equity during a period except those resulting from investments by and distributions to shareholders. The adoption of SFAS No. 130 resulted in revised and additional disclosures but had no effect on the financial position, results of operations, or liquidity of the Company.

         Total comprehensive income was as follows:

          FOR THE YEARS ENDED DECEMBER 31
          ($ thousands)                                                            1998        1997        1996
          -------------------------------------------------------------------------------------------------------
          NET INCOME (LOSS)                                                    $   (754)   $  (3,636)    $ (8,407)
          -------------------------------------------------------------------------------------------------------
          OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:
            Unrealized holding gains (losses) arising during the period           2,435       (1,030)        (560)
            Foreign currency translation                                             86       (5,272)           -
            Reclassification adjustment for realized gains (losses)
              included in net income                                               (134)          77          (77)
          -------------------------------------------------------------------------------------------------------
          Other comprehensive income (loss)                                       2,655       (6,225)        (483)
          -------------------------------------------------------------------------------------------------------
          COMPREHENSIVE INCOME (LOSS)                                          $  1,901    $  (9,861)    $ (8,890)
          =======================================================================================================

          Other comprehensive income (loss) is reported net of tax expense (benefit) of $1,430, $(513), and $260 for 1998, 1997, and 1996,
          respectively.

          Accumulated other comprehensive income is comprised of the following:

         AS AT DECEMBER 31
         ($ thousands)                                                                        1998            1997
         ---------------------------------------------------------------------------------------------------------
         UNREALIZED GAINS (LOSSES):
              Beginning balance                                                          $     380      $     1,333
              Current period change                                                          2,569            (953)
         ---------------------------------------------------------------------------------------------------------
              Ending balance                                                             $   2,949      $       380
         ---------------------------------------------------------------------------------------------------------
         FOREIGN CURRENCY:
              Beginning balance                                                          $ (5,272)      $         -
              Current period change                                                             86          (5,272)
         ---------------------------------------------------------------------------------------------------------
              Ending balance                                                             $ (5,186)      $   (5,272)
         ---------------------------------------------------------------------------------------------------------
         ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)                                   $ (2,237)      $   (4,892)
         =========================================================================================================

ii) During 1998, the Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". SFAS No. 131 establishes standards for the disclosure of information about the Company's operating segments, including disclosures about products and services, geographic areas, and major customers. The adoption of SFAS No. 131 did not affect results of operations or financial position, nor did it affect the manner in which the Company defines its operating segments. The Company reports two business segments:
          Traditional Life Insurance sold in Taiwan and Variable Life and Annuities sold in the U.S. Refer to Note 12 for additional segment information.

     c)  INVESTMENTS

         The Company classifies all of its fixed maturity and equity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific identification method. Changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income after adjustments for deferred taxes and deferred acquisition costs. Discounts and premiums on investments are amortized using the effective interest method.

         Policy loans are reported at aggregate unpaid balances which approximate fair value.

         Short-term investments include investments with maturities of less than one year at the date of acquisition.

     d)  CASH EQUIVALENTS

         The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

     e)  DEFERRED ACQUISITION COSTS (DAC)

         Commissions and other expenses which vary with and are primarily related to the production of new business are deferred to the extent recoverable and included as an asset. DAC associated with variable annuity and variable life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. DAC associated with traditional life insurance policies is charged to expense over the premium paying period of the related policies. DAC is adjusted for the impact on estimated future gross profits assuming the unrealized gains or losses on securities had been realized at year-end. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, it is immediately expensed.

     f)  POLICYHOLDER LIABILITIES

         For variable annuity and variable life contracts, reserves equal the policyholder account value. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges and administrative expenses charged to the policyholders. Policy charges which compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.

         Policyholder liabilities for traditional life insurance policies sold in Taiwan are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expense and interest rate yields that were established in the year of issue.

     g)  SEPARATE ACCOUNTS

         Separate account assets and liabilities represent funds that are separately administered, principally for variable annuity and variable life contracts, and for which the contract holder, rather than the Company, bears the investment risk Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements.

     h)  REVENUE RECOGNITION

         Fee income from variable annuity and variable life insurance policies consists of policy charges for the cost of insurance, expenses and surrender charges that have been assessed against the policy account balances. Policy charges that are designed to compensate the company for future services are deferred and recognized in income over the period benefited, using the same assumptions used to amortize DAC. Premiums on long-duration life insurance contracts are recognized as revenue when due. Investment income is recorded when due.


     i)  EXPENSES

         Expenses for variable annuity and variable life insurance policies include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances.

     j)  REINSURANCE

         The Company is routinely involved in reinsurance transactions in order to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance and modified co-insurance. Reinsurance premiums, policy charges for cost of insurance and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, fees and claims are reported net of reinsured amounts. Amounts paid with respect to ceded reinsurance contracts are reported as reinsurance receivables in other assets.

     k)  FOREIGN EXCHANGE

         The Company's Taiwanese branch balance sheet and statement of income are translated at the current exchange and average exchange rates for the year respectively. The resultant translation adjustments are included in accumulated other comprehensive income.

     l)  INCOME TAX

         Income taxes have been provided for in accordance with SFAS No. 109 "Accounting for Income Taxes." The Company joins ManUSA, Manulife Reinsurance Corporation ("MRC") and Manulife Reinsurance Limited ("MRL") in filing a U.S. consolidated income tax return as a life insurance group under provisions of the Internal Revenue Code. In accordance with an income tax sharing agreement, the Company's income tax provision (or benefit) is computed as if the Company filed a separate income tax return. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable to the Company, provided the consolidated group utilizes such benefits currently. Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. Income taxes recoverable represents amounts due from ManUSA in connection with the consolidated return.

3.       INVESTMENTS AND INVESTMENT INCOME

     a)  FIXED MATURITY AND EQUITY SECURITIES

         At December 31, 1998, all fixed maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value is summarized as follows:

                                                                 GROSS              GROSS
                                           AMORTIZED COST      UNREALIZED      UNREALIZED LOSSES      FAIR VALUE
         AS AT DECEMBER 31,                                       GAINS
         ($ thousands)                     1998     1997     1998      1997      1998      1997     1998      1997
         -----------------------------------------------------------------------------------------------------------
         FIXED MATURITY SECURITIES:
         U.S. government                 $27,349   $51,694  $2,578     $ 937   $     -    $(135)   $29,927   $52,496
         Foreign governments               9,353     6,922     709       203         -      (14)    10,062     7,111
         Corporate                         8,546     7,949     719       415         -      (78)     9,265     8,286
         -----------------------------------------------------------------------------------------------------------
         Total fixed maturity            $45,248   $66,565  $4,006    $1,555   $     -    $(227)   $49,254   $67,893
         securities

         Equity securities               $19,219   $20,153  $3,217    $1,496  $(1,912)  $(2,189)   $20,524   $19,460
         -----------------------------------------------------------------------------------------------------------

         Proceeds from sales of fixed maturity securities during 1998 were $27,852 (1997 $73,772; 1996 $120,234). Gross gains of $362 and gross losses of $107 were realized on those sales (1997 $955 and $837; 1996 $1,858 and $1,837 respectively).

         Proceeds from sale of equity securities during 1998 were $8,555 (1997 $10,586; 1996 $25,505). Gross gains of $16 and gross losses of $477 were realized on those sales (1997 $NIL and $NIL; 1996 $NIL and $140 respectively).

         The contractual maturities of fixed maturity securities at December 31, 1998 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

         ($ thousands)                                                         AMORTIZED COST         FAIR VALUE
         -------------------------------------------------------------------------------------------------------
         Fixed maturity securities
              One year or less                                                      $ 1,174             $1,179
              Greater than 1; up to 5 years                                           7,792              8,081
              Greater than 5; up to 10 years                                         24,422             26,395
              Due after 10 years                                                     11,860             13,599
         -------------------------------------------------------------------------------------------------------
         TOTAL FIXED MATURITY SECURITIES                                            $45,248             $49,254
         =======================================================================================================

     b)  INVESTMENT INCOME

         Income by type of investment was as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                                             1998          1997        1996
         --------------------------------------------------------------------------------------------------------
         Fixed maturity securities                                              $ 4,675       $ 4,545   $   4,447
         Equity securities                                                          227           331         671
         Guaranteed annuity contracts                                                 -         2,796      13,196
         Other investments                                                        1,485           772       1,697
         --------------------------------------------------------------------------------------------------------
         Gross investment income                                                  6,387         8,444      20,011
         --------------------------------------------------------------------------------------------------------
         Investment expenses                                                        259           169         360
         --------------------------------------------------------------------------------------------------------
         NET INVESTMENT INCOME                                                  $ 6,128       $ 8,275   $  19,651
        =========================================================================================================


4.       GUARANTEED ANNUITY CONTRACTS AND BONDS PAYABLE

         The Company's wholly-owned subsidiary, Manufacturers Life Mortgage Securities Corporation, has historically invested amounts received as repayments of mortgage loans in annuities issued by ManUSA. These annuities were collateral for the 8 1/4 % mortgage-backed bonds payable. On March 1, 1997 the annuities matured and the proceeds were used to repay the bonds payable.

         In October 1997, MLMSC was absorbed into Manulife Holding Corporation.

5.      DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                                         1998           1997           1996
         ---------------------------------------------------------------------------------------------------------
         Balance at January 1,                                                $130,355      $102,610     $  78,829
         Capitalization                                                         43,065        33,544        36,024
         Accretion of interest                                                  11,417         9,357         6,344
         Amortization                                                         (20,683)      (14,217)      (19,583)
         Effect of net unrealized gains (losses)
              on securities available for sale                                   (784)         1,268           996
         Currency                                                                  136       (2,207)             -
         ---------------------------------------------------------------------------------------------------------
         BALANCE AT DECEMBER 31                                               $163,506      $130,355     $ 102,610
        =========================================================================================================

6.       INCOME TAXES

        Components of income tax expense (benefit) were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                                         1998          1997           1996
         ---------------------------------------------------------------------------------------------------------
         Current expense (benefit)                                          $  1,404       $(3,207)        $(4,686)
         Deferred expense (benefit)                                           (1,796)        2,730             777
         ---------------------------------------------------------------------------------------------------------
         TOTAL EXPENSE (BENEFIT)                                            $  (392)      $  (477)        $(3,909)
        =========================================================================================================

         The Company's deferred income tax liability, which results from tax effecting the differences between financial statement values and tax values of assets and liabilities at each balance sheet date, relates to the following:

         AS AT DECEMBER 31
         ($ thousands)                                                                        1998            1997
         ----------------------------------------------------------------------------------------------------------
         DEFERRED TAX ASSETS:
              Differences in computing policy reserves                                     $38,888          $34,291
              Policyholder dividends payable                                                     -              240
              Investments                                                                      708              793
              Other deferred tax assets                                                        333                -
         ----------------------------------------------------------------------------------------------------------
         Deferred tax assets                                                               $39,929          $35,324
         ----------------------------------------------------------------------------------------------------------
         DEFERRED TAX LIABILITIES:
              Deferred acquisition costs                                                   $38,778          $30,682
              Investments                                                                    1,859              166
              Policyholder dividends payable                                                    55                -
              Other deferred tax liabilities                                                     -            5,650
         ----------------------------------------------------------------------------------------------------------
         Deferred tax liabilities                                                          $40,692          $36,498
         ----------------------------------------------------------------------------------------------------------
         NET DEFERRED TAX LIABILITIES                                                      $ (763)          $(1,174)
         ==========================================================================================================

         At December 31, 1998, the consolidated group has utilized all available operating loss carryforwards and net capital loss carryforwards. The losses of the Company, MRC and ManUSA may be used to offset the ordinary and capital gain income of MRL. However, losses of MRL may not be used to offset the income of the other members of the consolidated group.

7.       NOTES PAYABLE

         a) On June 15, 1998, the outstanding promissory note in the amount of $33,000 plus interest at 6.95% issued on December 5, 1997 payable to ManUSA was discharged and the amount due of $34,318 ($33,000 plus interest of $1,318) was recorded as a capital contribution.

         b) On December 31, 1998, the surplus debenture in the amount of $8,500 plus interest at 6.7% issued on December 31, 1995 to ManUSA was discharged and the amount due of $8,500 was recorded as a capital contribution.

8.   CAPITAL AND SURPLUS

         The Company has two classes of capital stock, as follows:

          AS AT DECEMBER 31:
          ($ thousands, except per share amounts)                                   1998                       1997
          ----------------------------------------------------------------------------------------------------------
          AUTHORIZED:
              5,000,000 Common shares, Par value $1
              5,000,000 Preferred shares, Par value $100
          ISSUED AND OUTSTANDING:
              4,501,861 Common shares                                            $ 4,502                     $ 4,502
              105,000 Preferred shares                                            10,500                      10,500
          ----------------------------------------------------------------------------------------------------------
          TOTAL                                                                  $15,002                     $15,002
          ==========================================================================================================

         During 1996, the Company issued two common shares to its Parent Company in return for a capital contribution of $15,000.

         In 1998, the outstanding promissory note payable referred to in note 7(a) above, totaling $34,318, was discharged and recorded as a capital contribution.

         On December 31, 1998, the Company issued one common share to ManUSA in exchange for a capital contribution of $60,209. Included in this capital contribution was the discharge of the surplus debenture in the amount of $8,500 referred to in note 7(b) above.

         The Company is subject to statutory limitations on the payment of dividends to its Parent. Under Michigan Insurance Law, the payment of dividends to shareholders is restricted to the surplus earnings of the Company, unless prior approval is obtained from the Michigan Insurance Bureau.

         The aggregate statutory capital and surplus of the Company at December 31, 1998 was $121,799 (1997 $56,598). The aggregate statutory net loss of the Company for the year ended 1998 was $23,491 (1997 $2,550; 1996 $5,961). State regulatory authorities prescribe statutory accounting practices that differ in certain respects from generally accepted accounting principles followed by stock life insurance companies. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, non-admitted asset balances and reserve calculation assumptions.

9.   FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and the estimated fair values of certain of the Company's financial instruments at December 31, 1998 were as follows:

                                                                                            ESTIMATED
       ($ thousands)                                           CARRYING VALUE              FAIR VALUE
       ----------------------------------------------------------------------------------------------
       ASSETS:
           Fixed maturity and equity securities                  $69,778                     $69,778
           Short-term investments                                    459                         459
           Policy loans                                           19,320                      19,320
           Cash and cash equivalents                              23,789                      23,789
       ---------------------------------------------------------------------------------------------


         The following methods and assumptions were used to estimate the fair values of the above financial instruments:

         FIXED MATURITY AND EQUITY SECURITIES: Fair values of fixed maturity and equity securities were based on quoted market prices, where available. Fair values were estimated using values obtained from independent pricing services.

         SHORT-TERM INVESTMENTS AND CASH AND CASH EQUIVALENTS: Carrying values approximate fair values.

         POLICY LOANS:   Carrying values approximate fair values.

10.      RELATED  PARTY TRANSACTIONS

         The Company has formal service agreements with Manulife Financial and ManUSA which can be terminated by any party upon two months' notice. Under the agreements, the Company will pay direct operating expenses incurred each year by Manulife Financial and ManUSA on its behalf. Services provided under the agreement include legal, actuarial, investment, data processing and certain other administrative services. Costs incurred under these agreements were $34,070, $32,733 and $29,384 in 1998, 1997 and 1996 respectively. In addition, there were $12,817, $11,249 and $6,934 of agents bonuses allocated to the Company during 1998, 1997 and 1996, respectively, which are included in deferred acquisition costs.

         The Company has several reinsurance agreements with affiliated companies which may be terminated upon the specified notice by either party. These agreements are summarized as follows:

         (a) On December 31, 1998, the coinsurance treaties under which the Company had assumed two blocks of insurance from ManUSA were terminated. The Company's risk under these treaties was limited to $100,000 of initial face amount per claim plus a pro-rata share of any increase in face amount. Upon the termination of the treaties, the Company paid consideration in the amount of approximately $41.0 million to ManUSA and policyholder reserves totaling $41.0 million were recaptured by ManUSA. No gain or loss resulted from the termination of these treaties.

         (b) The Company cedes the risk in excess of $25,000 per life to MRC under the terms of an automatic reinsurance agreement

         (c) The Company cedes a substantial portion of its risk on its Flexible Premium Variable Life policies to MRC under the terms of a stop loss reinsurance agreement.

         Selected amounts relating to the above treaties reflected in the financial statements are as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                                           1998          1997            1996
         ----------------------------------------------------------------------------------------------------------
         Life and annuity premiums assumed                                    $    48      $    509          $  724
         Life and annuity premiums ceded                                           76            69              99
         Policy reserves assumed                                                    -        40,975          44,497
         Policy reserves ceded                                                    145           130             304
         ----------------------------------------------------------------------------------------------------------

         Reinsurance recoveries on ceded reinsurance contracts to affiliates were $NIL, $3,972 and $NIL during 1998, 1997 and 1996 respectively.

         The Company and Manulife Financial have entered into an agreement whereby Manulife Financial provides a claims paying guarantee to the Company's U.S. policyholders. This claims paying guarantee does not apply to the Company's separate account contract holders

11.      REINSURANCE

         In the normal course of business, the Company assumes and cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

         The effects of reinsurance on premiums were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                                          1998          1997         1996
         ---------------------------------------------------------------------------------------------------------
         Direct premiums                                                      $9,723         $8,607        $12,949
         Reinsurance ceded                                                       405            440            676
         ---------------------------------------------------------------------------------------------------------
         TOTAL PREMIUMS                                                       $9,318         $8,167        $12,273
         =========================================================================================================


         Reinsurance recoveries on ceded reinsurance contracts with unrelated insurance companies were $1,362, $909 and $357 during 1998, 1997 and 1996 respectively.

12.      SEGMENT DISCLOSURES

         The Company reports two business segments: Traditional Life Insurance sold in Taiwan and Variable Life and Annuities sold in the U.S. The Company's reportable segments have been determined based on geography, differences in product features, and distribution; the segments are also consistent with the Company's management structure. Segmented information for the Company is as follows:

         AS AT DECEMBER 31,
         ($ thousands)                                      TAIWAN         U.S.        TOTAL
         ------------------------------------------------------------------------------------
         1998
         Premiums and fee income                          $   9,243    $  54,594    $  63,837
         Interest expense                                      --          1,722        1,722
         Income taxes (benefit)                              (1,219)         827         (392)
         Net income (loss)                                   (2,265)       1,511         (754)
         Total assets excluding separate account assets   $  30,268    $ 258,311    $ 288,579
         ------------------------------------------------------------------------------------
         1997
         Premiums and fee income                          $   8,099    $  39,190    $  47,289
         Interest expense                                      --          2,750        2,750
         Income taxes (benefit)                              (1,526)       1,049         (477)
         Net income (loss)                                   (2,835)        (801)      (3,636)
         Total assets excluding separate account assets   $  25,401    $ 244,166    $ 269,567
         ------------------------------------------------------------------------------------
         1996
         Premiums and fee income                          $  12,200    $  41,132    $  53,332
         Interest expense                                      --         12,251       12,251
         Income taxes (benefit)                              (6,125)       2,216       (3,909)
         Net income (loss)                                  (17,500)       9,093       (8,407)
         Total assets excluding separate account assets   $  15,268    $ 379,241    $ 394,509
         ====================================================================================

         The accounting policies for each segment above are the same as those described in the summary of significant accounting policies. The Company has no intersegment revenues and no significant major customers.

13.      CONTINGENCIES

         The Company is subject to various lawsuits that have arisen in the course of its business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.


14.      UNCERTAINTY DUE TO THE YEAR 2000 RISK (UNAUDITED)

         The Year 2000 risk is the result of computer programs being written using two digits, rather than four, to define the applicable year. Any of the Company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. The effects of the Year 2000 risk may be experienced before, on, or after January 1, 2000 and, if not addressed, could result in systems failures or miscalculations causing disruptions of normal business operations. It is not possible to be certain that the Company's Year 2000 program will fully resolve all aspects of the Year 2000 risk, including those related to third parties.

APPENDIX A

Sample Illustrations of Policy Values, Cash Surrender Values and Death Benefits

The following tables have been prepared to help show how values under the Policy change with investment performance. The tables include both Policy Values and Cash Surrender Values as well as Death Benefits. The Policy Value is the sum of the values in the Investment Accounts, as the tables assume no values in the Guaranteed Interest Account or Loan Account. The Cash Surrender Value is the Policy Value less any applicable surrender charges. The tables illustrate how Policy Values and Cash Surrender Values, which reflect all applicable charges and deductions, and Death Benefits of the Policy on lives insured of given ages would vary over time if the return on the assets of the Portfolios was a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The Policy Values, Death Benefits and Cash Surrender Values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years. The charges reflected in the tables include those for deductions from premiums, surrender charges, and monthly deductions.


The amount shown for the Policy Value, Death Benefit and Cash Surrender Value as of each Policy Year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because the expenses and fees borne by Manufacturers Investment Trust are deducted from the gross return. The illustrations reflect an average of those Portfolios' current expenses, which is approximately 0.895% per annum. The gross annual rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of -0.891%, 5.056% and 11.002%. The illustrations reflect the expense reimbursements in effect for the Lifestyle Trusts and the expense limitation in effect for the Equity Index Trust. In the absence of such expense reimbursements and expense limitation, the average of the Portfolios' current expenses would have been .896% per annum and the gross annual rates of return of 0%, 6% and 12% would have corresponded to approximate net annual rates of return of - 0.892%, 5.055% and 11.001%. The expense reimbursements for the Lifestyle Trusts and the expense limitation for the Equity Index Trust remained in effect during the fiscal year ended December 31, 1998 and are expected to remain in effect during the fiscal year ended December 31, 1999. Were the expense reimbursement and expense limitation to terminate, the average of the Portfolios' current expenses would be higher and the approximate net annual rates of return would be lower.


The tables assume that no premiums have been allocated to the Guaranteed Interest Account, that planned premiums are paid on the Policy Anniversary and that no transfers, partial withdrawals, Policy loans, changes in death benefit options or changes in face amount have been made. The tables reflect the fact that no charges for federal, state or local taxes are currently made against the Separate Account. If such a charge is made in the future, it would take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.

There are two tables shown for each combination of age and death benefit option for a Policy issued to a male non-smoker and female non-smoker, one based on current cost of insurance charges assessed by the Company and the other based on the maximum cost of insurance charges based on the 1980 Commissioners Standard Ordinary Smoker/Nonsmoker Mortality Tables. Current cost of insurance charges are not guaranteed and may be changed. Upon request, Manufacturers Life of America will furnish a comparable illustration based on the proposed lives insured's issue ages, sex (unless unisex rates are required by law, or are requested) and risk classes, any additional ratings and the death benefit option, face amount and planned premium requested. Illustrations for smokers would show less favorable results than the illustrations shown below.

From time to time, in advertisements or sales literature for the Policies that quote performance data of one or more of the Portfolios, the Company may include cash surrender values and death benefit figures computed using the same methodology as that used in the following illustrations, but with the average annual total return of the Fund for which performance data is shown in the advertisement replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables and examples.

The Policies have been offered to the public only since March 1, 1999. However, total return data may be advertised for as long a period of time as the underlying Portfolio has been in existence. The results for any period prior to the Policies' being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Policies.

          FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
                   MALE NON-SMOKER ISSUE AGE 55 (STANDARD) AND
                    FEMALE NON-SMOKER ISSUE AGE 50 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                          $7,500 ANNUAL PLANNED PREMIUM
                            ASSUMING CURRENT CHARGES


                                   0% Hypothetical                          6% Hypothetical                         12% Hypothetical

                       GROSS INVESTMENT RETURN                  GROSS INVESTMENT RETURN                   GROSS INVESTMENT RETURN

 End of   Accumulated     Policy         Cash         Death        Policy         Cash         Death        Policy        Cash
 Policy     Premiums       Value      Surrender      Benefit        Value      Surrender      Benefit       Value       Surrender
  Year                                  Value                                    Value                                    Value

    1            7,875         5,971            0       500,000         6,353            0       500,000        6,736             0
    2           16,144        12,341        3,940       500,000        13,489        5,088       500,000       14,683         6,283
    3           24,826        18,588       10,774       500,000        20,911       13,096       500,000       23,419        15,605
    4           33,942        24,723       17,592       500,000        28,637       21,506       500,000       33,031        25,900
    5           43,514        30,742       24,295       500,000        36,677       30,230       500,000       43,602        37,155
    6           53,565        36,643       30,782       500,000        45,039       39,178       500,000       55,226        49,365
    7           64,118        42,421       37,244       500,000        53,731       48,554       500,000       68,004        62,827
    8           75,199        48,073       43,579       500,000        62,760       58,266       500,000       82,045        77,552
    9           86,834        53,594       49,687       500,000        72,135       68,228       500,000       97,476        93,569
   10           99,051        58,975       55,752       500,000        81,861       78,638       500,000      114,428       111,204
   11          111,878        64,201       61,662       500,000        91,937       89,398       500,000      133,041       130,502
   12          125,347        69,271       67,317       500,000       102,376      100,422       500,000      153,487       151,534
   13          139,490        74,171       72,901       500,000       113,180      111,910       500,000      175,947       174,677
   14          154,339        78,878       78,292       500,000       124,342      123,756       500,000      200,611       200,025
   15          169,931        83,384       83,384       500,000       135,875      135,875       500,000      227,713       227,713
   16          186,303        87,658       87,658       500,000       147,768      147,768       500,000      257,497       257,497
   17          203,493        91,674       91,674       500,000       160,017      160,017       500,000      290,244       290,244
   18          221,543        95,401       95,401       500,000       172,619      172,619       500,000      326,278       326,278
   19          240,495        98,803       98,803       500,000       185,568      185,568       500,000      365,967       365,967
   20          260,394       101,837      101,837       500,000       198,857      198,857       500,000      409,740       409,740
   21          281,289       104,834      104,834       500,000       213,250      213,250       500,000      459,711       459,711
   22          303,229       107,416      107,416       500,000       228,102      228,102       500,000      514,903       514,903
   23          326,265       109,529      109,529       500,000       243,426      243,426       500,000      575,842       575,842
   24          350,453       111,113      111,113       500,000       259,239      259,239       500,000      643,147       643,147
   25          375,851       112,100      112,100       500,000       275,566      275,566       500,000      717,515       717,515
   26          402,518       112,409      112,409       500,000       292,441      292,441       500,000      799,732       799,732

      Death
     Benefit

     500,000
     500,000
     500,000
     500,000
     500,000
     500,000
     500,000
     500,000
     500,000
     500,000
     500,000
     500,000
     500,000
     500,000
     500,000
     500,000
     500,000
     500,000
     500,000
     500,000
     528,667
     581,840
     639,185
     701,030
     767,741
     839,719

   27          430,519       111,951      111,951       500,000       309,907      309,907       500,000      890,441       890,441
   28          459,920       110,627      110,627       500,000       328,029      328,029       500,000      990,493       990,493
   29          490,791       108,323      108,323       500,000       346,888      346,888       500,000    1,100,823     1,100,823
   30          523,206       104,910      104,910       500,000       366,590      366,590       500,000    1,222,453     1,222,453
   31          557,241       100,248      100,248       500,000       387,274      387,274       500,000    1,356,502     1,356,502
   32          592,978        93,980       93,980       500,000       409,063      409,063       500,000    1,504,154     1,504,154
   33          630,502        85,871       85,871       500,000       432,187      432,187       500,000    1,666,723     1,666,723
   34          669,902        75,658       75,658       500,000       456,942      456,942       500,000    1,845,643     1,845,643
   35          711,272        63,061       63,061       500,000       483,629      483,629       507,810    2,042,479     2,042,479
   36          754,711        47,366       47,366       500,000       511,494      511,494       537,068    2,258,839     2,258,839
   37          800,322        27,608       27,608       500,000       540,362      540,362       567,380    2,496,407     2,496,407
   38          848,213         3,007        3,007       500,000       570,239      570,239       598,751    2,757,078     2,757,078
   39          898,498             0            0             0       601,127      601,127       631,183    3,042,895     3,042,895
   40          951,298                                                633,027      633,027       664,679    3,356,073     3,356,073
   41        1,006,738                                                665,838      665,838       699,130    3,698,423     3,698,423
   42        1,064,950                                                700,285      700,285       728,296    4,076,655     4,076,655
   43        1,126,073                                                736,638      736,638       758,737    4,495,766     4,495,766
   44        1,190,251                                                775,232      775,232       790,737    4,961,775     4,961,775
   45        1,257,639                                                816,472      816,472       824,637    5,481,956     5,481,956
   46        1,328,396                                                860,847      860,847       860,847    6,065,128     6,065,128
   47        1,402,690                                                907,256      907,256       907,256    6,709,555     6,709,555
   48        1,480,700                                                955,792      955,792       955,792    7,421,674     7,421,674
   49        1,562,610                                              1,006,553    1,006,553     1,006,553    8,208,592     8,208,592
   50        1,648,615                                              1,059,641    1,059,641     1,059,641    9,078,169     9,078,169

     934,963
   1,040,017
   1,155,864
   1,283,576
   1,424,327
   1,579,361
   1,750,059
   1,937,926
   2,144,603
   2,371,780
   2,621,227
   2,894,932
   3,195,040
   3,523,876
   3,883,344
   4,239,721
   4,630,639
   5,061,010
   5,536,776
   6,065,128
   6,709,555
   7,421,674
   8,208,592
   9,078,169

(1) All values shown are as of the end of the policy Year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the Policy Anniversary, (b) no Policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 10 Policy Years.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of pas or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation mad by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

          FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
                   MALE NON-SMOKER ISSUE AGE 55 (STANDARD) AND
                    FEMALE NON-SMOKER ISSUE AGE 50 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                          $7,500 ANNUAL PLANNED PREMIUM
                           ASSUMING GUARANTEED CHARGES


                             0% Hypothetical                          6% Hypothetical                         12% Hypothetical

                       GROSS INVESTMENT RETURN                  GROSS INVESTMENT RETURN                   GROSS INVESTMENT RETURN

     End of   Accumulated      Policy       Cash         Death         Policy        Cash         Death        Policy        Cash
     Policy    Premiums        Value      Surrender      Benefit        Value      Surrender      Benefit      Value       Surrender
      Year                                  Value                                    Value                                   Value

        1        7,875         5,971            0       500,000         6,353            0       500,000        6,736             0
        2       16,144        12,341        3,940       500,000        13,489        5,088       500,000       14,683         6,283
        3       24,826        18,558       10,743       500,000        20,879       13,065       500,000       23,387        15,572
        4       33,942        24,615       17,484       500,000        28,525       21,394       500,000       32,913        25,783
        5       43,514        30,505       24,058       500,000        36,426       29,979       500,000       43,336        36,890
        6       53,565        36,216       30,355       500,000        44,581       38,720       500,000       54,735        48,874
        7       64,118        41,739       36,562       500,000        52,987       47,810       500,000       67,196        62,019
        8       75,199        47,058       42,565       500,000        61,640       57,147       500,000       80,814        76,321
        9       86,834        52,161       48,254       500,000        70,535       66,628       500,000       95,697        91,789
       10       99,051        57,028       53,804       500,000        79,664       76,440       500,000      111,958       108,735
       11      111,878        61,636       59,096       500,000        89,013       86,474       500,000      129,726       127,186
       12      125,347        65,958       64,004       500,000        98,568       96,615       500,000      149,140       147,187
       13      139,490        69,958       68,688       500,000       108,305      107,035       500,000      170,357       169,087
       14      154,339        73,589       73,003       500,000       118,193      117,607       500,000      193,548       192,961
       15      169,931        76,798       76,798       500,000       128,196      128,196       500,000      218,910       218,910
       16      186,303        79,525       79,525       500,000       138,273      138,273       500,000      246,677       246,677
       17      203,493        81,675       81,675       500,000       148,359      148,359       500,000      277,106       277,106
       18      221,543        83,223       83,223       500,000       158,450      158,450       500,000      310,553       310,553
       19      240,495        84,063       84,063       500,000       168,479      168,479       500,000      347,405       347,405
       20      260,394        84,095       84,095       500,000       178,391      178,391       500,000      388,139       388,139
       21      281,289        83,516       83,516       500,000       188,818      188,818       500,000      434,924       434,924
       22      303,229        81,854       81,854       500,000       199,068      199,068       500,000      486,860       486,860
       23      326,265        78,908       78,908       500,000       209,048      209,048       500,000      544,127       544,127

   Death
  Benefit

  500,000
  500,000
  500,000
  500,000
  500,000
  500,000
  500,000
  500,000
  500,000
  500,000
  500,000
  500,000
  500,000
  500,000
  500,000
  500,000
  500,000
  500,000
  500,000
  500,000
  500,162
  550,152
  603,981

       24      350,453        74,431       74,431       500,000       218,651      218,651       500,000      607,319       607,319
       25      375,851        68,125       68,125       500,000       227,756      227,756       500,000      677,124       677,124
       26      402,518        59,630       59,630       500,000       236,229      236,229       500,000      754,354       754,354
       27      430,519        48,530       48,530       500,000       243,930      243,930       500,000      839,326       839,326
       28      459,920        34,333       34,333       500,000       250,709      250,709       500,000      932,758       932,758
       29      490,791        16,446       16,446       500,000       256,399      256,399       500,000    1,035,423     1,035,423
       30      523,206             0            0             0       260,797      260,797       500,000    1,148,154     1,148,154
       31      557,241                                                263,641      263,641       500,000    1,271,838     1,271,838
       32      592,978                                                264,581      264,581       500,000    1,407,418     1,407,418
       33      630,502                                                263,143      263,143       500,000    1,555,887     1,555,887
       34      669,902                                                258,686      258,686       500,000    1,718,288     1,718,288
       35      711,272                                                250,391      250,391       500,000    1,895,734     1,895,734
       36      754,711                                                237,136      237,136       500,000    2,089,392     2,089,392
       37      800,322                                                217,402      217,402       500,000    2,300,505     2,300,505
       38      848,213                                                189,010      189,010       500,000    2,530,364     2,530,364
       39      898,498                                                148,861      148,861       500,000    2,780,329     2,780,329
       40      951,298                                                 92,250       92,250       500,000    3,051,743     3,051,743
       41    1,006,738                                                 12,016       12,016       500,000    3,345,925     3,345,925
       42    1,064,950                                                      0            0             0    3,672,166     3,672,166
       43    1,126,073                                                                                      4,035,625     4,035,625
       44    1,190,251                                                                                      4,442,875     4,442,875
       45    1,257,639                                                                                      4,902,425     4,902,425
       46    1,328,396                                                                                      5,424,723     5,424,723
       47    1,402,690                                                                                      6,001,883     6,001,883
       48    1,480,700                                                                                      6,639,668     6,639,668
       49    1,562,610                                                                                      7,344,445     7,344,445
       50    1,648,615                                                                                      8,123,252     8,123,252

     661,977
     724,523
     792,072
     881,292
     979,395
   1,087,194
   1,205,562
   1,335,430
   1,477,789
   1,633,681
   1,804,203
   1,990,521
   2,193,862
   2,415,530
   2,656,882
   2,919,346
   3,204,330
   3,513,221
   3,819,053
   4,156,694
   4,531,733
   4,951,450
   5,424,723
   6,001,883
   6,639,668
   7,344,445
   8,123,252

(1) All values shown are as of the end of the policy Year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the Policy Anniversary, (b) no Policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 10 Policy Years.

(4)      In the absence of additional premium payment, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of pas or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation mad by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

          FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
                   MALE NON-SMOKER ISSUE AGE 55 (STANDARD) AND
                    FEMALE NON-SMOKER ISSUE AGE 50 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 2
                          $8,200 ANNUAL PLANNED PREMIUM
                            ASSUMING CURRENT CHARGES


                                   0% Hypothetical                          6% Hypothetical                         12% Hypothetical

                       GROSS INVESTMENT RETURN                  GROSS INVESTMENT RETURN                   GROSS INVESTMENT RETURN

      End of   Accumulated     Policy       Cash         Death        Policy        Cash         Death        Policy        Cash
      Policy    Premiums       Value      Surrender      Benefit       Value      Surrender      Benefit       Value       Surrender
       Year                                 Value                                   Value                                   Value

        1        8,610         6,608            0       506,608         7,028            0       507,028        7,449            0
        2       17,651        13,601        5,201       513,601        14,865        6,465       514,865       16,179        7,779
        3       27,143        20,461       12,647       520,461        23,016       15,202       523,016       25,776       17,961
        4       37,110        27,197       20,066       527,197        31,502       24,371       531,502       36,333       29,203
        5       47,576        33,805       27,358       533,805        40,330       33,883       540,330       47,943       41,497
        6       58,564        40,282       34,422       540,282        49,510       43,650       549,510       60,707       54,846
        7       70,103        46,624       41,447       546,624        59,050       53,873       559,050       74,732       69,555
        8       82,218        52,824       48,331       552,824        68,956       64,462       568,956       90,139       85,645
        9       94,939        58,879       54,971       558,879        79,236       75,328       579,236      107,058      103,151
       10      108,296        64,775       61,552       564,775        89,891       86,668       589,891      125,629      122,406
       11      122,320        70,495       67,955       570,495       100,915       98,376       600,915      145,995      143,455
       12      137,046        76,034       74,080       576,034       112,317      110,363       612,317      168,330      166,376
       13      152,509        81,377       80,107       581,377       124,092      122,822       624,092      192,812      191,542
       14      168,744        86,490       85,904       586,490       136,220      135,634       636,220      219,622      219,036
       15      185,791        91,364       91,364       591,364       148,700      148,700       648,700      248,978      248,978
       16      203,691        95,958       95,958       595,958       161,501      161,501       661,501      281,092      281,092
       17      222,486       100,236      100,236       600,236       174,594      174,594       674,594      316,196      316,196
       18      242,220       104,153      104,153       604,153       187,941      187,941       687,941      354,542      354,542
       19      262,941       107,663      107,663       607,663       201,497      201,497       701,497      396,401      396,401
       20      284,698       110,706      110,706       610,706       215,204      215,204       715,204      442,057      442,057
       21      307,543       113,627      113,627       613,627       229,819      229,819       729,819      493,592      493,592
       22      331,530       116,008      116,008       616,008       244,586      244,586       744,586      550,007      550,007
       23      356,716       117,777      117,777       617,777       259,432      259,432       759,432      611,732      611,732
       24      383,162       118,857      118,857       618,857       274,272      274,272       774,272      679,231      679,231
       25      410,930       119,158      119,158       619,158       289,002      289,002       789,002      753,007      753,007
       26      440,087       118,581      118,581       618,581       303,507      303,507       803,507      833,604      833,604
       27      470,701       117,021      117,021       617,021       317,652      317,652       817,652      921,612      921,612

     Death
     Benefit
    507,449
    516,179
    525,776
    536,333
    547,943
    560,707
    574,732
    590,139
    607,058
    625,629
    645,995
    668,330
    692,812
    719,622
    748,978
    781,092
    816,196
    854,542
    896,401
    942,057
    993,592
  1,050,007
  1,111,732
  1,179,231
  1,253,007
  1,333,604
  1,421,612

       28      502,846       114,366      114,366       614,366       331,295      331,295       831,295    1,017,678    1,017,678
       29      536,599       110,498      110,498       610,498       344,275      344,275       844,275    1,122,507    1,122,507
       30      572,038       105,291      105,291       605,291       356,414      356,414       856,414    1,236,866    1,236,866
       31      609,250        98,625       98,625       598,625       367,532      367,532       867,532    1,361,612    1,361,612
       32      648,323        90,133       90,133       590,133       377,183      377,183       877,183    1,497,425    1,497,425
       33      689,349        79,645       79,645       579,645       385,099      385,099       885,099    1,645,260    1,645,260
       34      732,427        67,008       67,008       567,008       391,016      391,016       891,016    1,806,187    1,806,187
       35      777,658        52,098       52,098       552,098       394,683      394,683       894,683    1,981,422    1,981,422
       36      825,151        34,379       34,379       534,379       395,413      395,413       895,413    2,171,862    2,171,862
       37      875,018        13,197       13,197       513,197       392,358      392,358       892,358    2,378,371    2,378,371
       38      927,379             0            0             0       385,040      385,040       885,040    2,602,321    2,602,321
       39      982,358                                                372,997      372,997       872,997    2,845,273    2,845,273
       40    1,040,086                                                355,801      355,801       855,801    3,109,001    3,109,001
       41    1,100,700                                                331,446      331,446       831,446    3,393,866    3,393,866
       42    1,164,345                                                299,249      299,249       799,249    3,701,721    3,701,721
       43    1,231,173                                                258,399      258,399       758,399    4,034,517    4,034,517
       44    1,301,341                                                208,086      208,086       708,086    4,394,447    4,394,447
       45    1,375,018                                                147,491      147,491       647,491    4,783,962    4,783,962
       46    1,452,379                                                 76,259       76,259       576,259    5,206,293    5,206,293
       47    1,533,608                                                      0            0             0    5,661,901    5,661,901
       48    1,618,899                                                                                      6,153,478    6,153,478
       49    1,708,454                                                                                      6,684,856    6,684,856
       50    1,802,486                                                                                      7,261,793    7,261,793


  1,517,678
  1,622,507
  1,736,866
  1,861,612
  1,997,425
  2,145,260
  2,306,187
  2,481,422
  2,671,862
  2,878,371
  3,102,321
  3,345,273
  3,609,001
  3,893,866
  4,201,721
  4,534,517
  4,894,447
  5,283,962
  5,706,293
  6,161,901
  6,653,478
  7,184,856
  7,761,793

(1) All values shown are as of the end of the policy Year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the Policy Anniversary, (b) no Policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 10 Policy Years.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of pas or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation mad by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

          FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
                   MALE NON-SMOKER ISSUE AGE 55 (STANDARD) AND
                    FEMALE NON-SMOKER ISSUE AGE 50 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 2
                          $8,200 ANNUAL PLANNED PREMIUM
                           ASSUMING GUARANTEED CHARGES


                                   0% Hypothetical                          6% Hypothetical                         12% Hypothetical

                       GROSS INVESTMENT RETURN                  GROSS INVESTMENT RETURN                   GROSS INVESTMENT RETURN

      End of   Accumulated    Policy        Cash         Death         Policy         Cash         Death        Policy       Cash
      Policy    Premiums      Value       Surrender      Benefit        Value      Surrender      Benefit       Value      Surrender
       Year                                 Value                                    Value                                   Value

        1        8,610         6,608            0       506,608         7,028            0       507,028        7,449            0
        2       17,651        13,601        5,201       513,601        14,865        6,465       514,865       16,179        7,779
        3       27,143        20,430       12,615       520,430        22,983       15,169       522,983       25,742       17,928
        4       37,110        27,084       19,953       527,084        31,383       24,252       531,383       36,209       29,078
        5       47,576        33,554       27,107       533,554        40,062       33,615       540,062       47,658       41,211
        6       58,564        39,827       33,966       539,827        49,016       43,155       549,016       60,170       54,309
        7       70,103        45,889       40,712       545,889        58,237       53,060       558,237       73,835       68,658
        8       82,218        51,722       47,228       551,722        67,717       63,224       567,717       88,747       84,254
        9       94,939        57,308       53,400       557,308        77,443       73,535       577,443      105,008      101,101
       10      108,296        62,622       59,399       562,622        87,394       84,171       587,394      122,725      119,501
       11      122,320        67,635       65,095       567,635        97,547       95,007       597,547      142,007      139,467
       12      137,046        72,312       70,358       572,312       107,867      105,913       607,867      162,970      161,016
       13      152,509        76,606       75,336       576,606       118,307      117,037       618,307      185,728      184,458
       14      168,744        80,458       79,872       580,458       128,806      128,220       628,806      210,395      209,808
       15      185,791        83,800       83,800       583,800       139,288      139,288       639,288      237,080      237,080
       16      203,691        86,556       86,556       586,556       149,664      149,664       649,664      265,900      265,900
       17      222,486        88,611       88,611       588,611       159,801      159,801       659,801      296,935      296,935
       18      242,220        89,931       89,931       589,931       169,642      169,642       669,642      330,363      330,363
       19      262,941        90,391       90,391       590,391       179,032      179,032       679,032      366,278      366,278
       20      284,698        89,876       89,876       589,876       187,820      187,820       687,820      404,795      404,795
       21      307,543        88,589       88,589       588,589       196,548      196,548       696,548      447,643      447,643
       22      331,530        86,021       86,021       586,021       204,338      204,338       704,338      493,612      493,612
       23      356,716        81,968       81,968       581,968       210,916      210,916       710,916      542,793      542,793
       24      383,162        76,191       76,191       576,191       215,960      215,960       715,960      595,249      595,249
       25      410,930        68,424       68,424       568,424       219,102      219,102       719,102      651,014      651,014
       26      440,087        58,378       58,378       558,378       219,929      219,929       719,929      710,104      710,104


      Death
     Benefit

    507,449
    516,179
    525,742
    536,209
    547,658
    560,170
    573,835
    588,747
    605,008
    622,725
    642,007
    662,970
    685,728
    710,395
    737,080
    765,900
    796,935
    830,363
    866,278
    904,795
    947,643
    993,612
  1,042,793
  1,095,249
  1,151,014
  1,210,104

       27      470,701        45,764       45,764       545,764       218,004      218,004       718,004      772,526       772,526
       28      502,846        30,292       30,292       530,292       212,868      212,868       712,868      838,285       838,285
       29      536,599        11,676       11,676       511,676       204,038      204,038       704,038      907,388       907,388
       30      572,038             0            0             0       190,995      190,995       690,995      979,824       979,824
       31      609,250                                                173,155      173,155       673,155    1,055,541     1,055,541
       32      648,323                                                149,859      149,859       649,859    1,134,432     1,134,432
       33      689,349                                                120,351      120,351       620,351    1,216,307     1,216,307
       34      732,427                                                 83,800       83,800       583,800    1,300,918     1,300,918
       35      777,658                                                 39,408       39,408       539,408    1,388,061     1,388,061
       36      825,151                                                      0            0             0    1,477,514     1,477,514
       37      875,018                                                                                      1,569,122     1,569,122
       38      927,379                                                                                      1,662,667     1,662,667
       39      982,358                                                                                      1,757,959     1,757,959
       40    1,040,086                                                                                      1,854,547     1,854,547
       41    1,100,700                                                                                      1,951,788     1,951,788
       42    1,164,345                                                                                      2,048,634     2,048,634
       43    1,231,173                                                                                      2,143,550     2,143,550
       44    1,301,341                                                                                      2,234,937     2,234,937
       45    1,375,018                                                                                      2,322,506     2,322,506
       46    1,452,379                                                                                      2,407,468     2,407,468
       47    1,533,608                                                                                      2,470,599     2,470,599
       48    1,618,899                                                                                      2,488,120     2,488,120
       49    1,708,454                                                                                      2,412,254     2,412,254
       50    1,802,486                                                                                      2,147,236     2,147,236

   1,272,526
   1,338,285
   1,407,388
   1,479,824
   1,555,541
   1,634,432
   1,716,307
   1,800,918
   1,888,061
   1,977,514
   2,069,122
   2,162,667
   2,257,959
   2,354,547
   2,451,788
   2,548,634
   2,643,550
   2,734,937
   2,822,506
   2,907,468
   2,970,599
   2,988,120
   2,912,254
   2,647,236

(1) All values shown are as of the end of the policy Year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the Policy Anniversary, (b) no Policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.

(2)      Assumes net interest of 5% compounded annually.

                           PART II. OTHER INFORMATION

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

         The Manufacturers Life Insurance Company of America hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

CONTENTS OF REGISTRATION STATEMENT
This registration statement comprises the following papers and documents:


The facing sheet;
Cross-Reference Sheet;
The Prospectus, consisting of __ pages;
Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940 The signatures; Written consents of the following persons:
                  Ernst & Young LLP


The following exhibits are filed as part of this Registration Statement:

1. Copies of all exhibits required by paragraph A of the instructions as to exhibits in Form N-8B-2 are set forth below under designations based on such instructions:

     A(1) Resolutions of Board of Directors of The Manufacturers Life Insurance Company of America establishing Separate Account Three. Incorporated by reference to Exhibit A(1) to the registration statement on Form S-6, file number 333-66303 filed October 29, 1998.

     A(3)(a)(i)   Distribution Agreement between The Manufacturers Life
                  Insurance Company of America and ManEquity, Inc. dated
                  December 23, 1986. Incorporated by reference to Exhibit
                  A(3)(a)(i) to the registration statement on Form S-6, file number 333-66303 filed October 29, 1998.

     A(3)(a)(ii)  Amendment to Distribution Agreement between The Manufacturers
                  Life Insurance Company of America and ManEquity, Inc. dated May 30, 1992. Incorporated by reference to Exhibit A(3)(a)(i) to the registration statement on Form S-6, file number 333-66303 filed October 29, 1998.

     A(3)(a)(iii) Amendment to Distribution Agreement between The Manufacturers
                  Life Insurance Company of America and ManEquity, Inc. dated February 23, 1994. Incorporated by reference to Exhibit A(3)(a)(iii) to the registration statement on Form S-6, file number 333-66303 filed October 29, 1998.

      A(3)(b)(i)  Specimen Agreement between ManEquity, Inc. and registered representatives. Incorporated by reference to Exhibit A(3)(b)(i) to pre-effective amendment no. 1 to the registration statement on Form S-6, file number 333-51293 filed August 28, 1998.

     A(3)(b)(ii)  Specimen agreement between The Manufacturers Life Insurance
                  Company of America and registered representatives. Incorporated by reference to Exhibit A(3)(b)(ii) to pre-effective amendment no. 1 to the registration statement on Form S-6, file number 333-51293 filed August 28, 1998.

    A(3)(b)(iii)  Specimen Agreement between ManEquity, Inc. and dealers.
                  Incorporated by reference to Exhibit A(3)(b)(iii) to pre-effective amendment no. 1 to the registration statement on Form S-6, file number 333-51293 filed August 28, 1998.

     A(3)(b)(iv)  Specimen agreement between The Manufacturers Life Insurance
                  Company of America and dealers. Incorporated by reference to Exhibit A(3)(b)(iv) to pre-effective amendment no. 1 to the registration statement on Form S-6, file number 333-51293 filed August 28, 1998.

     A(5)(a) Specimen Flexible Premium Variable Life Insurance Policy - Incorporated by reference to Exhibit A(5)(a) to pre-effective amendment no. 1 to the registration statement on Form S-6, file number 333-66303 filed February 5, 1999.

     A(6)(a) Restated Articles of Redomestication of The Manufacturers Life Insurance Company of America. Incorporated by reference to Exhibit A(6)(a) to post-effective amendment no. 20 to the registration statement on Form S-6, file number 33-13774, filed April 26, 1996.

     A(6)(b) By-Laws of The Manufacturers Life Insurance Company of America. Incorporated by reference to Exhibit A(6)(b) to post-effective amendment no. 20 to the registration statement on Form S-6, file number 33-13774, filed April 26, 1996.

     A(8)(a)(i)   Service Agreement between The Manufacturers Life Insurance
                  Company and The Manufacturers Life Insurance Company of
                  America dated June 1, 1988. Incorporated by reference to
                  Exhibit A(8)(a)(i) to pre-effective amendment no. 1 to the registration statement on Form S-6, file number 333-51293 filed August 28, 1998.

     A(8)(a)(ii)  Amendment to Service Agreement between The Manufacturers Life
                  Insurance Company and The Manufacturers Life Insurance Company of America dated December 31, 1992. Incorporated by reference to Exhibit A(8)(a)(ii) to pre-effective amendment no. 1 to the registration statement on Form S-6, file number 333-51293 filed August 28, 1998.

     A(8)(a)(iii) Amendment to Service Agreement between The Manufacturers Life
                  Insurance Company and The Manufacturers Life Insurance Company of America dated May 31, 1993. Incorporated by reference to Exhibit A(8)(a)(iii) to pre-effective amendment no. 1 to the registration statement on Form S-6, file number 333-51293 filed August 28, 1998.

     A(8)(a)(iv)  Amendment to Service Agreement between The Manufacturers Life
                  Insurance Company and The Manufacturers Life Insurance Company of America dated June 30, 1993. Incorporated by reference to Exhibit A(8)(a)(iv) to pre-effective amendment no. 1 to the registration statement on Form S-6, file number 333-51293 filed August 28, 1998.

     A(8)(a)(v)   Amendment to Service Agreement between The Manufacturers Life
                  Insurance Company and The Manufacturers Life Insurance Company of America dated December 31, 1996. Incorporated by reference to Exhibit A(8)(a)(v) to pre-effective amendment no. 1 to the registration statement on Form S-6, file number 333-51293 filed August 28, 1998.

     A(8)(a)(vi)  Amendment to Service Agreement between The Manufacturers Life
                  Insurance Company and The Manufacturers Life Insurance Company of America dated May 31, 1998. Incorporated by reference to Exhibit A(8)(a)(vi) to pre-effective amendment no. 1 to the registration statement on Form S-6, file number 333-51293 filed August 28, 1998.

     A(8)(b) Specimen Stoploss Reinsurance Agreement between The Manufacturers Life Insurance Company of America and The Manufacturers Life Insurance Company. Incorporated by reference to Exhibit A(8)(b) to the registration statement on Form S-6, file number 333-66303 filed October 29, 1998.

     A(8)(c)(i)   Service Agreement between The Manufacturers Life Insurance
                  Company and ManEquity, Inc. dated January 2, 1991.
                  Incorporated by reference to Exhibit A(8)(c)(i) to pre-effective amendment no. 1 to the registration statement on Form S-6, file number 333-51293 filed August 28, 1998.

     A(8)(c)(ii)  Amendment to Service Agreement between The Manufacturers
                  Life Insurance Company and ManEquity, Inc. dated March 1, 1994. Incorporated by reference to Exhibit A(8)(c)(ii) to pre-effective amendment no. 1 to the registration statement on Form S-6, file number 333-51293 filed August 28, 1998.

     A(10)(a) Specimen Application for Flexible Premium Variable Life Insurance Policy. Incorporated by reference to Exhibit A(10) to post effective amendment no. 3 to the registration statement on Form S-6, file number 33-77256, filed April 26, 1996.

     A(10)(b) Specimen Application Supplement for Flexible Premium Variable Life Insurance Policy. Incorporated by reference to Exhibit A(10)(a) to post effective amendment no. 5 to the registration statement on Form S-6, file number 33-77256, filed December 23, 1996.


2. Consents of the following:
         A. Opinion and consent of James D. Gallagher, Esq., Secretary and General Counsel of The Manufacturers Life Insurance Company of America Incorporated by reference to Exhibit 2.A to pre-effective amendment no. 1 to the registration statement on Form S-6, file number 333-66303, filed February 5, 1999.
         B. Opinion and consent of Brian Koop, Assistant Vice-President and Pricing Actuary of The Manufacturers Life Insurance Company of America Incorporated by reference to Exhibit 2.B to pre-effective amendment no. 1 to the registration statement on Form S-6, file number 333-66303, filed February 5, 1999.
         C. Consent of Ernst & Young LLP- Filed Herewith


3. No financial statements are omitted from the prospectus pursuant to instruction 1(b) or (c) of Part I.

4.       Not applicable.

6. Memorandum Regarding Issuance, Face Amount Increase, Redemption and Transfer Procedures for the Policies. Incorporated by reference to
         Exhibit 6 to pre-effective amendment no. 1 to the registration statement on Form S-6, file number 333-66303, filed February 5, 1999.

7. Power of Attorney. Incorporated by reference to Exhibit 12 to post effective amendment no. 10 to the registration statement on Form S-6, file number 33-52310, filed February 28, 1997.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 the registrant, SEPARATE ACCOUNT THREE OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA, and the depositor, THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA, certify that the registrant meets all of the requirements for effectiveness of this amended registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this amendment to the registration statement to be signed on their behalf by the undersigned thereunto duly authorized, and the seal of the depositor to be hereunto affixed and attested, all in the City of Toronto, Province of Ontario, Canada, on the 20th day of April, 1999.


                                                 SEPARATE ACCOUNT THREE OF THE
                                                 MANUFACTURERS LIFE INSURANCE
                                                 COMPANY OF AMERICA
                                                 (Registrant)


                                                 By: THE MANUFACTURERS LIFE
                                                 INSURANCE COMPANY OF AMERICA
                                                 (Depositor)


                                                 By: /s/ Donald A. Guloien
                                                     ---------------------
                                                 DONALD A. GULOIEN
                                                 President

                                                 THE MANUFACTURERS LIFE
                                                 INSURANCE
                                                 COMPANY OF AMERICA


                                                 By: /s/ Donald A. Guloien
                                                     ---------------------
                                                 DONALD A. GULOIEN
                                                 President


[SEAL]

Attest


/s/ James D. Gallagher
------------------------
JAMES D. GALLAGHER
Secretary

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of l933, this amended registration statement has been signed by the following persons in the capacities indicated on this 20th day of April, 1999.



Signature                                        Title

*                                                Chairman and Director
--------------------------
JOHN D. RICHARDSON


/s/ Donald A. Guloien                            President and Director
--------------------------                       (Principal Executive Officer)
DONALD A. GULOIEN

*
SANDRA M. COTTER                                 Director
--------------------------


/s/ James D. Gallagher                           Director
--------------------------
JAMES D. GALLAGHER

/s/ James O'Malley                               Director
--------------------------
JAMES O'MALLEY

*                                                Director
--------------------------
JOSEPH J. PIETROSKI

*                                                Director
--------------------------
THEODORE KILKUSKIE, JR.


*                                                Vice President, Finance
--------------------------                       (Principal Financial
DOUGLAS H. MYERS                                 and Accounting Officer)


*/s/ James D. Gallagher
--------------------------
JAMES D. GALLAGHER
 Pursuant to Power of Attorney

                                  EXHIBIT INDEX
     Item No.     Description


     2.A.         Consent of Ernst & Young LLP